                                                                 Report
MUNICIPAL BOND FUNDS
Six months ended December 31, 2002

One Group
           Semi-Annual Report

                                    Picture

Schedules of portfolio investments......   2
Statements of assets and liabilities....  80
Statements of operations................  82
Statements of changes in net assets.....  84
Schedules of capital stock activity.....  86
Financial highlights....................  90
Notes to financial statements........... 102
Trustees................................ 106
Officers................................ 107

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE
                     VALUE

This material must be preceded or accompanied by a current prospectus

                                       2
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS (76.1%):
Alabama (0.1%):
 $   500    21st Century Tobacco Settlement
              Revenue, 5.25%, 12/1/03........   $    512
                                                --------
Alaska (1.2%):
   5,000    Valdez Marine Term, Revenue,
              Phillips Project, 2.90%,
              5/1/31, Putable 1/1/03 @ 100...      5,066
                                                --------
Arizona (3.1%):
   1,000    Gila County IDA, Revenue, Cobre
              Valley Community Hospital,
              5.38%, 12/1/07.................      1,103
   7,000    Maricopa County Pollution Control
              Corp., Pollution Control
              Revenue, Series D, 3.75%,
              5/1/29, Mandatory Put 4/8/03 @
              100............................      7,025
   1,000    Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue,
              Series A, 5.63%, 1/1/06........      1,112
   2,000    Tempe Unified High School
              District #213, 5.00%, 7/1/06...      2,210
   1,000    Tempe Unified High School
              District #213, 5.00%, 7/1/07...      1,115
                                                --------
                                                  12,565
                                                --------
Arkansas (0.5%):
   2,090    Little Rock, Waste Disposal
              Revenue, 4.00%, 5/1/06.........      2,232
                                                --------
California (1.8%):
   3,450    Pasadena Community Development,
              Multi-Family Housing Revenue,
              Pasadena Civic Center West,
              Series B, 2.25%, 12/1/21,
              Callable 6/1/04 @ 100, FSA.....      3,467
     465    San Diego Housing Authority,
              Multi-Family Housing Revenue,
              Harbor View Villas Apartments,
              Series H, 3.65%, 1/15/04.......        473
   1,100    State Veterans Bonds Series, GO,
              4.55%, 12/1/06.................      1,207
   2,315    Statewide Communities Development
              Authority, Multi-Family Housing
              Revenue, Serenity Villas
              Apartments, 3.80%, 7/1/05......      2,422
                                                --------
                                                   7,569
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Colorado (4.2%):
 $ 2,500    Countrydale Metropolitan
              District, GO, 3.50%, 12/1/32,
              Mandatory Put 12/1/07 @ 100,
              LOC: Compass Bank..............   $  2,524
   1,065    Delta County Memorial Hospital
              District, Revenue, 3.75%,
              9/1/07.........................      1,064
   1,125    Delta County Memorial Hospital
              District, Revenue, 4.10%,
              9/1/08.........................      1,123
   1,155    Delta County Memorial Hospital
              District, Revenue, 4.45%,
              9/1/09.........................      1,152
   1,670    Dove Valley Metropolitan
              District, Arapahoe County, GO,
              2.88%, 5/1/20, Mandatory Put
              11/1/04 @ 100*.................      1,679
   2,000    Health Facilities Authority,
              Catholic Health Initiatives,
              4.00%, 9/1/05..................      2,088
     500    Health Facilities Authority,
              Revenue, 6.63%, 2/1/13,
              Callable 2/1/05 @ 100..........        511
     880    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.15%, 10/1/06.................        896
     905    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              3.50%, 10/1/07.................        925
   1,400    Hyland Hills Metro Parks &
              Recreation, Colorado Special
              Revenue, Series A, 5.00%,
              12/15/06.......................      1,513
   3,500    Tower Metropolitan District, GO,
              4.00%, 12/1/30, Putable
              11/30/05 @ 100.................      3,630
                                                --------
                                                  17,105
                                                --------
Delaware (0.7%):
   2,625    Clipper Caraval Tax-Exempt
              Certified Trust, Revenue,
              Series 98-1, 4.50%, 10/6/05,
              AMBAC..........................      2,696
                                                --------
District of Columbia (0.5%):
   1,490    GO, 5.50%, 6/1/07................      1,684
     535    Housing Finance Agency,
              Multi-Family Mortgage Revenue,
              Congress Park Plaza Project,
              Series A, 6.20%, 11/20/03,
              GNMA...........................        547
                                                --------
                                                   2,231
                                                --------

Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       3

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Florida (3.9%):
 $ 1,185    Atlantic Beach, Health Care
              Facilities Revenue, 5.25%,
              10/1/08, ACA...................   $  1,276
   2,785    Capital Projects Finance
              Authority Revenue, AAAE
              Airports Project, Series I,
              4.25%, 6/1/05, MBIA............      2,960
   1,000    Housing Finance Corp., Revenue,
              4.35%, 7/1/07..................      1,054
  10,000    University Athletic Association,
              Inc., 3.50%, 10/1/31, Putable
              10/1/06 @ 100..................     10,422
     250    West Orange Healthcare District,
              Revenue, Series A, 5.00%,
              2/1/04.........................        257
                                                --------
                                                  15,969
                                                --------
Georgia (1.1%):
     215    Fulton County Residential Care
              Facilities, Revenue, Canterbury
              Court Project, 6.75%,
              10/1/03........................        221
   1,290    Gainesville & Hall County
              Hospital Authority, Revenue,
              Northeast Health Systems, Inc.
              Project, 3.75%, 5/15/06........      1,318
   1,000    La Grange Water & Sewer, Revenue,
              3.50%, 1/1/08..................      1,045
   1,000    Municipal Electric Authority,
              Power Revenue, 6.00%, 1/1/06...      1,111
     755    Savannah Economic Development
              Revenue, College of Art &
              Design Project, 6.00%,
              10/1/03........................        774
                                                --------
                                                   4,469
                                                --------
Idaho (1.7%):
   5,000    Boise City Housing Authority,
              Multi-Family Housing Revenue,
              3.25%, 5/1/36, Callable 4/1/05
              @ 100..........................      5,067
     865    Kootenai County School District
              #273, Post Falls, Certificates
              of Participation, Plant
              Facilities, Reserve Fund Levy,
              4.00%, 8/1/09, MBIA............        916
     885    Kootenai County School District
              #273, Post Falls, Certificates
              of Participation, Plant
              Facilities, Reserve Fund Levy,
              4.00%, 8/1/10, MBIA............        927
                                                --------
                                                   6,910
                                                --------
Illinois (1.3%):
   3,415    Chicago O'Hare International
              Airport, 5.50%, 1/1/07.........      3,773

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $   570    Chicago, GO, 5.00%, 1/1/07,
              AMBAC..........................   $    630
     800    Glenview, Multi-Family Housing
              Revenue, Valley Lo Towers II
              Project, 5.20%, 12/1/27,
              Mandatory Put 12/1/07 @ 100,
              FNMA...........................        880
                                                --------
                                                   5,283
                                                --------
Indiana (3.1%):
     540    Health Facilities Financing
              Authority, Hospital Revenue,
              Lafayette Home Hospital
              Project, 5.75%, 8/1/08,
              Callable 2/1/03 @ 102..........        552
   7,000    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102..................      7,443
   1,800    Indianapolis Public Improvement
              Bond, Revenue, Series A, 5.00%,
              7/1/05.........................      1,940
   2,000    State Development Finance
              Authority, Solid Waste
              Disposal, Revenue, Waste
              Management Inc. Project, 3.45%,
              10/1/31, Mandatory Put 10/1/03
              @ 100*.........................      1,998
     910    Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/03 @
              101............................        930
                                                --------
                                                  12,863
                                                --------
Kansas (1.3%):
   5,000    Burlington Environmental Revenue,
              Kansas City Power & Light,
              Series A, 4.75%, 9/1/15*.......      5,176
                                                --------
Kentucky (0.2%):
   1,000    Winchester Industrial Building
              Revenue, 7.75%, 7/1/12,
              Callable 7/1/04 @ 100..........      1,020
                                                --------
Louisiana (1.1%):
     315    Greater Baton Rouge Parking
              Authority, Sales & Use Tax,
              Revenue, 6.38%, 7/1/03.........        316
   4,000    Public Facilities Authority
              Revenue, 4.00%, 5/15/06,
              MBIA...........................      4,261
                                                --------
                                                   4,577
                                                --------

Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       4
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Maine (0.0%):
 $    95    Educational Loan Marketing Corp.,
              Student Loan Revenue, AMT,
              6.90%, 11/1/03.................   $     98
                                                --------
Massachusetts (1.3%):
   3,880    New England Education Loan
              Marketing Corp., Student Loan
              Revenue, Series F, AMT, 5.63%,
              7/1/04, GSL....................      4,103
   1,060    New England Education Loan
              Marketing Corp., Student Loan
              Revenue, Series A, AMT, 5.70%,
              7/1/05, GSL....................      1,152
                                                --------
                                                   5,255
                                                --------
Michigan (3.1%):
   1,580    Higher Education Facilities
              Authority, Revenue, Hope
              College Project, 7.00%,
              10/1/13, Callable 10/1/04 @
              101, Connie Lee................      1,744
   1,000    State Building Authority,
              Revenue, Facilities Program,
              Series I, 5.00%,
              10/15/06 (b)...................      1,110
   1,500    State Hospital Finance Authority,
              Revenue, 6.10%, 8/15/22,
              Callable 8/15/04 @ 100.........      1,536
   4,000    State Hospital Finance Authority,
              Revenue, 5.20%, 11/15/33,
              Mandatory Put 11/15/05 @
              100*...........................      4,329
   2,925    State Hospital Finance Authority,
              Revenue, Ascension Health
              Credit, Series B, 5.30%,
              11/15/33, Mandatory Put
              11/15/06 @ 100*................      3,240
     600    State Housing Development
              Authority, Revenue, Series B,
              AMT, 4.60%, 12/1/28, Callable
              11/1/08 @ 101..................        632
                                                --------
                                                  12,591
                                                --------
Minnesota (1.7%):
   5,450    Minneapolis, Multi-Family Housing
              Revenue, Sumner Field, Series
              B, AMT, 3.75%, 5/20/07.........      5,505
   1,650    Richfield Independent School
              District #280, 8.83%,
              2/1/10*........................      1,661
                                                --------
                                                   7,166
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Mississippi (0.7%):
 $ 1,440    Higher Education Assistance
              Corp., Student Loan Revenue,
              Series C, AMT, 6.50%, 7/1/04,
              Callable 7/1/03 @ 101, GSL.....   $  1,482
   1,000    Higher Education Assistance
              Corp., Student Loan Revenue,
              Series C, AMT, 6.60%, 1/1/05,
              Callable 7/1/03 @ 101, GSL.....      1,028
     285    Higher Education Assistance
              Corp., Student Loan Revenue,
              Series C, AMT, 6.05%, 9/1/07,
              Callable 9/1/04 @ 100, GSL.....        291
                                                --------
                                                   2,801
                                                --------
Missouri (1.8%):
   1,250    St. Louis Airport Revenue, 6.00%,
              1/1/04.........................      1,268
   4,570    St. Louis, IDA, Multi-Family
              Housing Revenue, 5.22%,
              11/15/29, Putable 11/15/04 @
              100............................      4,596
   1,285    State Environmental Improvement &
              Energy Resource Authority,
              Revenue, Kansas City Power &
              Light, 3.90%, 1/2/12...........      1,318
     255    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series I, 4.20%,
              12/1/06, FHA...................        270
                                                --------
                                                   7,452
                                                --------
Montana (0.6%):
   2,500    Forsyth, PCR, Portland General
              Electric Co., Series B, 4.75%,
              5/1/33, Putable 5/1/03 @ 100...      2,449
                                                --------
Nebraska (1.2%):
   4,500    Public Power District Revenue,
              Series A, 5.00%, 1/1/07........      4,981
                                                --------
New Hampshire (0.1%):
     550    Health & Educational Facility
              Authority, Revenue, 3.65%,
              7/1/08.........................        557
                                                --------
New Jersey (2.1%):
     285    Mercer County, Import Authority
              Revenue, State Justice Complex,
              Series A, 4.63%, 1/1/06........        298
   2,435    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/06.............      2,612
   2,555    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/07.............      2,760

Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       5

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
New Jersey, continued:
 $ 2,685    South Jersey Port Corp., Revenue,
              AMT, 5.00%, 1/1/08.............   $  2,896
                                                --------
                                                   8,566
                                                --------
New Mexico (0.7%):
   2,600    Las Cruces School District #2,
              4.00%, 8/1/07..................      2,784
                                                --------
New York (9.3%):
   5,000    GO, Series A, 6.25%, 8/1/09......      5,632
   1,300    GO, Series B, 5.00%, 8/1/06......      1,394
   7,655    GO, Series B, 5.00%, 8/1/07......      8,213
   5,000    GO, Series B, 6.38%, 8/15/09.....      5,531
     350    New York City, GO, Series A,
              6.25%, 8/1/08, Callable 8/1/04
              @ 101.5........................        378
   1,965    New York City, GO, 6.60%,
              8/1/09.........................      1,995
   3,000    New York City, GO, Series B,
              6.00%, 8/15/04.................      3,190
   3,000    New York City, Transitional
              Finance Authority, Revenue,
              5.00%, 11/1/06.................      3,326
   2,000    State Tollway Authority, Revenue,
              Highway and Bridge Fund, Series
              C, 5.25%, 4/1/07...............      2,239
   5,000    State Urban Developement Corp.,
              Correctional & Youth
              Facilities, Revenue, Series A,
              5.00%, 1/1/08..................      5,472
     500    Tobacco Trust I, Revenue, 5.25%,
              6/1/03.........................        506
                                                --------
                                                  37,876
                                                --------
North Carolina (0.7%):
   1,570    Durham City Enterprise System,
              Revenue, 5.00%, 6/1/10.........      1,753
     500    Eastern Municipal Power Agency,
              Systems Revenue, 5.50%, 1/1/05,
              MBIA...........................        540
     390    Northern Hospital District, Surry
              County, Health Care Facilities
              Revenue, 5.00%, 10/1/05........        412
                                                --------
                                                   2,705
                                                --------
Ohio (4.8%):
     165    Capital Corp. for Housing,
              Mortgage Revenue, Section 8,
              Series O, 6.75%, 2/1/05,
              Callable 2/1/03 @ 100, FHA.....        166

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $    55    Capital Corp. for Housing,
              Mortgage Revenue, Section 8,
              Series C, 7.00%, 2/1/05,
              Callable 8/1/03 @ 100, FHA.....   $     55
      95    Capital Corp. for Housing,
              Mortgage Revenue, Section 8,
              Series F, 7.00%, 2/1/05,
              Callable 8/1/03 @ 100, FHA.....         95
   2,110    Cuyahoga County, EDR, Series A-2,
              2.75%, 12/1/29, LOC: Keybank...      2,136
   7,000    Cuyahoga County, Housing Mortgage
              Revenue, East Side Neighborhood
              Homes, 2.85%, 11/1/05..........      7,065
     605    East Liverpool, Hospital
              Authority, Revenue, Series B,
              8.13%, 10/1/11, Callable
              10/1/03 @ 100..................        612
     800    Franklin County Housing Revenue,
              Gender Road Limited Partnership
              Project, AMT, 5.05%, 7/1/05....        827
   1,275    Franklin County, EDR, Capitol
              South Community Urban, Revenue,
              4.75%, 6/1/05..................      1,334
   3,080    Franklin County, Multi-Family
              Revenue, Agler Green Projects,
              AMT, 3.45%, 5/1/05.............      3,199
   1,235    Lucas County Port Authority,
              Revenue, Series B, AMT, 5.63%,
              11/15/04.......................      1,297
                                                --------
   2,495    Mahoning County Healthcare
              Facilities, Revenue, Copeland
              Oaks Project, 4.00%, 4/1/22,
              Mandatory Put 3/31/05 @ 100,
              LOC: Sky Bank*.................      2,497
                                                --------
                                                  19,283
                                                --------
Oklahoma (1.9%):
   2,000    Housing Finance Agency,
              Multi-Family Housing Revenue,
              Rental Series A-3, 5.50%,
              11/1/25, Callable 5/1/05 @ 100,
              FNMA...........................      2,128
   5,250    Tulas County, Independent School
              District #1, GO, 4.00%,
              3/1/07.........................      5,617
                                                --------
                                                   7,745
                                                --------

Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       6
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Oregon (0.7%):
 $ 2,425    Grants Pass Urban Renewal Agency,
              Revenue, Parkway Redevelopment
              Area, 5.00%, 8/1/08............   $  2,598
     300    Port Morrow, PCR, Portland
              General Electric Co., Series A,
              4.60%, 5/1/33, Putable 5/1/03 @
              100............................        296
                                                --------
                                                   2,894
                                                --------
Pennsylvania (1.1%):
     245    Housing Finance Agency, Single
              Family Mortgage Revenue, 2.70%,
              4/1/05.........................        249
     200    Housing Finance Agency, Single
              Family Mortgage Revenue, 3.00%,
              4/1/06.........................        204
   2,350    Philadelphia Airport Revenue,
              Series A, 5.50%, 6/15/05,
              AMBAC..........................      2,543
   1,080    State Higher Educational Facility
              Authority, Revenue, Eastern
              College, Series A, 8.00%,
              10/15/15.......................      1,335
                                                --------
                                                   4,331
                                                --------
Puerto Rico (2.6%):
     410    Childrens Trust Fund, Tobacco
              Settlement Revenue, 5.00%,
              7/1/07.........................        460
   5,500    Childrens Trust Fund, Tobacco
              Settlement Revenue, 5.00%,
              5/15/08........................      5,792
   3,000    Childrens Trust Fund, Tobacco
              Settlement Revenue, 5.00%,
              5/15/09........................      3,151
   1,000    Public Buildings Authority,
              Revenue, 5.00%, 7/1/07.........      1,103
                                                --------
                                                  10,506
                                                --------
South Carolina (0.8%):
   3,080    Greenville Hospital Systems,
              Hospital Facilities Revenue,
              Series A, 5.10%, 5/1/05........      3,291
                                                --------
South Dakota (1.3%):
   5,000    State Health Facilities
              Authority, Revenue, 4.85%,
              11/1/19, Mandatory Put 11/1/06
              @ 100..........................      5,287
                                                --------
Tennessee (2.6%):
     975    Dyer County, Industrial
              Development Board, IDR,
              Association Project -- Kroger
              Co., 6.00%, 2/1/07, Callable
              2/1/04 @ 102...................        971

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $   320    Energy Acquisition Corp., Gas
              Revenue, Series A, 4.40%,
              9/1/06, AMBAC..................   $    348
   1,000    Energy Acquisition Corp., Gas
              Revenue, Series B, 5.00%,
              9/1/07.........................      1,116
   7,275    State, GO, Series A, 5.25%,
              2/1/07, Callable 12/1/05 @ 102,
              FGIC...........................      8,150
                                                --------
                                                  10,585
                                                --------
Texas (4.3%):
   1,400    Brazos River Authority, PCR, TXU
              Electric Co., Series B, 4.75%,
              5/1/29, Putable 11/1/06 @
              100............................      1,342
   5,000    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental
              Facilities, Dow Chemical Co.,
              Series A-1, 3.38%, 5/15/33,
              Mandatory Put 5/15/03 @ 100*...      4,998
   4,600    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental
              Facilities, Dow Chemical Co.,
              Series B-2, 4.75%, 5/15/33,
              Mandatory Put 5/15/07 @ 100*...      4,637
   2,500    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental
              Facilities, Dow Chemical Co.,
              Series A-3, 4.95%, 5/15/33,
              Mandatory Put 5/15/07 @ 100*...      2,520
   2,000    Houston Airport Systems Revenue,
              4.00%, 7/1/07, FGIC............      2,099
   1,110    Killeen Independent School
              District, GO, 4.50%, 2/15/06...      1,186
   1,555    Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09, ETM............        834
                                                --------
                                                  17,616
                                                --------

Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       7

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Virginia (2.4%):
 $ 1,160    Fauquier County, IDA, Hospital
              Revenue, 5.00%, 10/1/05, Asset
              Guaranty.......................   $  1,253
   4,000    Louisa, IDA, Solid Waste & Sewer
              Disposal Revenue, Electric &
              Power Co. Project, Series A,
              3.40%, 3/1/31, Mandatory Put
              3/1/04 @ 100...................      4,068
     445    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.20%,
              5/1/05.........................        467
     650    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.30%,
              5/1/06.........................        690
     650    State Housing Development
              Authority, Revenue, Rental
              Housing, Series F, AMT, 4.40%,
              5/1/07.........................        695
   1,250    State Resource Authority,
              Infrastructure Revenue, 4.00%,
              5/1/06.........................      1,321
   1,300    State Resource Authority,
              Infrastructure Revenue, 4.00%,
              5/1/07.........................      1,373
                                                --------
                                                   9,867
                                                --------
Washington (2.6%):
   2,535    Redmond, GO, 5.75%, 12/1/05,
              Callable 12/1/04 @ 100.........      2,759
   2,000    State Public Power, Supply System
              Revenue, Nuclear Project #2,
              Series A, 6.10%, 7/1/06........      2,264
   1,475    State Public Power, Supply System
              Revenue, 0.00%, 7/1/07.........      1,305
   3,550    State Public Power, Supply System
              Revenue, Nuclear Project,
              0.00%, 7/1/07*.................      3,112
     695    Tacoma Department of Public
              Utilities & Light Division,
              Light & Power Revenue, 4.20%,
              1/1/08.........................        698
     555    Tacoma Department of Public
              Utilities & Light Division,
              Light & Power Revenue, 4.20%,
              7/1/08.........................        557
                                                --------
                                                  10,695
                                                --------
Wisconsin (0.5%):
   2,000    State, GO, Series A, 5.00%,
              5/1/07.........................      2,223
                                                --------
Wyoming (1.4%):
   1,205    Albany County, Certificates of
              Participation, 4.00%,
              1/15/06........................      1,281

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MUNICIPAL BONDS, CONTINUED:
Wyoming, continued:
 $ 1,050    Community Development Authority,
              Housing Revenue, Series 3, AMT,
              5.15%, 6/1/20, Callable 6/1/12
              @ 100..........................   $  1,108
   1,540    Teton County Hospital District,
              Hospital Revenue, St. Johns
              Medical Center, 5.00%,
              12/1/05........................      1,577
   1,620    Teton County Hospital District,
              Hospital Revenue, St. Johns
              Medical Center, 5.25%,
              12/1/06........................      1,670
                                                --------
                                                   5,636
                                                --------
  Total Municipal Bonds                          311,483
                                                --------
DAILY DEMAND NOTES (1.3%):
Michigan (1.3%):
   5,300    State Strategic Fund, Revenue,
              Dow Chemical Co. Project,
              2.15%, 12/1/29,*...............      5,300
                                                --------
  Total Daily Demand Notes                         5,300
                                                --------
WEEKLY DEMAND NOTES (10.2%):
Illinois (5.8%):
   9,000    Development Finance Authority,
              PCR, Power Co. Project, 3.50%,
              3/1/17, AMBAC*.................      9,000
  15,000    Development Finance Authority,
              PCR, Power Co. Project, Series
              B, 3.50%, 4/1/32, MBIA*........     15,000
                                                --------
                                                  24,000
                                                --------
Michigan (1.6%):
   5,290    State Building Authority,
              Revenue, Series II, 9.22%,
              10/15/05, IF*..................      6,396
                                                --------
New York (1.0%):
   4,000    Oneida Indian Nation, GO, 2.40%,
              12/1/15, LOC : Key Bank*.......      4,000
                                                --------
Wyoming (1.8%):
   7,500    Lincoln County, Pollution Control
              Revenue, Pacific Corp., 3.00%,
              1/1/16,*.......................      7,500
                                                --------
  Total Weekly Demand Notes                       41,896
                                                --------
MONTHLY DEMAND NOTES (8.0%):
Arizona (1.2%):
   5,000    Coconio County, PCR, Arizona
              Public Service Co. Project,
              AMT, 4.00%, 4/1/34, Mandatory
              Put 4/7/03 @ 100, LOC: Bank One
              Arizona*.......................      4,999
                                                --------

Continued

ONE GROUP SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       8
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MONTHLY DEMAND NOTES, CONTINUED:
California (1.4%):
 $ 1,850    Statewide Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C, 3.85%,
              8/1/31, Putable 8/1/06 @100*...   $  1,921
   3,500    Statewide Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C, 3.70%,
              11/1/29, Putable 6/1/05 @
              100*...........................      3,609
                                                --------
                                                   5,530
                                                --------
Illinois (2.6%):
  10,600    Development Finance Authority,
              PCR, Power Co. Project, Series
              C, 3.45%, 4/1/32, MBIA*........     10,600
                                                --------
Kentucky (0.1%):
     500    Jefferson County, Hospital
              Revenue, 11.01%, 10/23/14,
              Callable 10/1/03 @ 102, MBIA,
              IF*............................        524
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION            VALUE
---------   ---------------------------------  -----------
MONTHLY DEMAND NOTES, CONTINUED:
Massachusetts (1.5%):
 $ 5,700    Quincy, Revenue, Longs-Quincy
              Hospital Project, 9.02%,
              1/15/11, FSA, IF*..............   $  6,265
                                                --------
North Carolina (1.2%):
   5,000    Municpal Power Agency #1, Catawba
              Electric, Revenue, 1.83%,
              1/1/20, MBIA*..................      5,000
                                                --------
  Total Monthly Demand Notes                      32,918
                                                --------
INVESTMENT COMPANIES (3.5%):
     300    Blackrock Municipal Target Term
              Trust..........................      3,303
  11,228    Blackrock Provident Institutional
              Funds, Tax-Free Money Market...     11,228
                                                --------
  Total Investment Companies                      14,531
                                                --------
Total (Cost $398,969)(a)                        $406,128
                                                ========

------------
Percentages indicated are based on net assets of $409,627.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $7,277
                   Unrealized depreciation......................    (118)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $7,159
                                                                  ======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (91.9%):
Alabama (0.9%):
 $ 1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.00%,
              12/1/07.........................  $  1,050
   4,300    University of Alabama, University
              Revenue, 5.50%, 10/1/12,
              Callable 10/1/09 @ 100, FGIC....     4,870
                                                --------
                                                   5,920
                                                --------
Alaska (3.0%):
   7,000    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/07, MBIA............     6,180
   1,000    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/09, MBIA............       800
   1,795    North Slope Boro, Capital
              Appreciation, GO, Series B,
              0.00%, 6/30/11, MBIA............     1,285
   1,000    North Slope Boro, GO, Series A,
              0.00%, 6/30/05, MBIA............       951
   7,000    North Slope Boro, GO, Series A,
              0.00%, 6/30/13, MBIA............     4,449
   2,890    State, IDA, Revenue, Series A,
              AMT, 5.70%, 4/1/11, Callable
              4/1/07 @ 102....................     3,140
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.50%,
              7/1/04, Callable 7/1/03 @ 100...     1,018
   1,480    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10, Callable 7/1/09 @ 100,
              AMBAC...........................     1,579
   1,560    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11, Callable 7/1/09 @ 100,
              AMBAC...........................     1,656
                                                --------
                                                  21,058
                                                --------
Arizona (3.9%):
   1,340    Gila County, IDA, Hospital
              Revenue, Cobre Valley Community
              Hospital, 5.75%, 12/1/12,
              Callable 12/1/10 @ 101, ACA.....     1,471
   3,200    Maricopa County Pollution Control
              Corp., Pollution Control
              Revenue, Series D, 3.75%,
              5/1/29, Mandatory Put 4/8/03 @
              100.............................     3,212

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000    Maricopa County School District
              #69, Paradise Valley, GO, Series
              A, 5.25%, 7/1/14, FGIC..........  $  1,138
   1,820    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/07, AMBAC...     2,026
   2,960    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/08, AMBAC...     3,310
   3,005    Maricopa County, Stadium District
              Revenue, 5.00%, 6/1/09, AMBAC...     3,358
   3,520    Mesa Utilities System, Revenue,
              5.25%, 7/1/13, FGIC.............     3,991
   2,040    Mesa, GO, 5.00%, 7/1/09, FGIC.....     2,293
   1,075    Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/12,
              Callable 9/15/10 @ 100, AMBAC...     1,177
   1,900    Phoenix, IDA, Government Office
              Lease Revenue, 5.00%, 9/15/13,
              Callable 9/15/10 @ 100, AMBAC...     2,063
   1,875    Phoenix, IDA, Government Office
              Lease Revenue, 5.10%, 9/15/14,
              Callable 9/15/10 @ 100, AMBAC...     2,038
   1,000    Tempe, IDA, Multi-Family Revenue,
              Series A, 6.13%, 6/1/10,
              Callable 6/1/03 @ 102, FHA......     1,025
                                                --------
                                                  27,102
                                                --------
Arkansas (0.2%):
   1,475    Little Rock Waste Disposal
              Revenue, 4.00%, 5/1/07..........     1,581
                                                --------
California (1.2%):
   1,945    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 6.75%,
              4/20/07, GNMA...................     2,064
   2,000    ABAG Finance Authority for
              Nonprofit Corp., Multi-Family
              Housing Revenue, AMT, 5.70%,
              11/1/26, Callable 11/1/06 @
              100.............................     2,152
   4,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........     4,392
                                                --------
                                                   8,608
                                                --------

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       10
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado (4.3%):
 $ 1,000    Arapahoe County, School District
              #5, Cherry Creek, GO, 6.00%,
              12/15/14, Callable 12/15/09 @
              100.............................  $  1,176
   1,270    Clear Creak School District, GO,
              6.25%, 12/1/12, Callable 12/1/10
              @ 100, FSA......................     1,538
   1,060    Clear Creak School District, GO,
              6.25%, 12/1/14, Callable 12/1/10
              @ 100, FSA......................     1,284
   3,000    Denver City & County Airport
              Revenue, 5.25%, 11/15/13,
              Callable 11/15/12 @ 100, FGIC...     3,247
   1,640    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @
              102, MBIA.......................     1,799
   1,690    Douglas County School District #1,
              Series B, 5.75%, 12/15/13,
              Callable 12/15/12 @ 100, FSA....     1,990
   1,000    El Paso County, School District
              #11, Colorado Springs, GO,
              7.10%, 12/1/16, Callable 12/1/07
              @ 125...........................     1,321
   5,000    El Paso County, School District
              #11, Colorado Springs, GO,
              7.13%, 12/1/19, Callable 12/1/07
              @ 125...........................     6,623
   1,350    Health Facilities Authority,
              Revenue, 5.00%, 2/1/17, Callable
              2/1/12 @ 100, ACA...............     1,361
   2,355    Health Facilities Authority,
              Revenue, Steamboat Springs
              Health, 5.75%, 9/15/22, Callable
              9/15/08 @ 101...................     2,271
     590    Housing Finance Authority,
              Revenue, 5.38%, 8/1/12, Callable
              8/1/10 @ 102....................       633
   2,400    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/10, MBIA...     1,868
   1,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series B, 0.00%, 1/1/11.........       736
   3,410    Water Reservoir & Power
              Development Authority,
              Wastewater Revenue, Series A,
              6.00%, 9/1/10, AMBAC............     4,037
                                                --------
                                                  29,884
                                                --------

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Connecticut (0.8%):
 $ 5,000    State, GO, Series A, 5.25%,
              4/15/11.........................  $  5,666
                                                --------
District of Columbia (1.1%):
   6,455    District of Columbia Water & Sewer
              Authority, Public Utility
              Revenue, 5.50%, 10/1/10,
              Callable 4/1/09 @ 160...........     7,378
     205    Housing Finance Agency,
              Multi-Family Mortgage Revenue,
              Congress Park Plaza Project,
              Series A, 6.20%, 11/20/03,
              GNMA............................       210
                                                --------
                                                   7,588
                                                --------
Florida (4.9%):
   5,250    Broward County, Resource Recovery
              Revenue, 5.00%, 12/1/06.........     5,662
   1,225    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 5.25%,
              10/1/07, Callable 4/1/07 @102,
              GNMA/ FNMA......................     1,338
     735    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.20%,
              9/1/11, Callable 3/1/05 @ 102,
              GNMA............................       774
     570    Clay County, Housing Finance
              Authority, Single Family
              Mortgage Revenue, AMT, 6.25%,
              9/1/13, Callable 3/1/05 @ 102,
              GNMA............................       598
   1,000    Dade County, Aviation Revenue,
              Series A, 6.00%, 10/1/08,
              Callable 10/1/05 @ 102, AMBAC...     1,130
   1,500    Gulf Breeze, Miami Beach Local
              Government Revenue, Series B,
              5.13%, 12/1/20, Putable 12/1/15
              @ 100, FGIC.....................     1,653
   1,735    Gulf Breeze, Miami Beach Local
              Government Revenue, Series C,
              5.00%, 12/1/15, Callable 12/1/11
              @ 100, FGIC.....................     1,910
  12,770    Housing Finance Agency,
              Multi-Family Housing, Senior
              Certificate, Series A, 6.00%,
              3/30/04 (b).....................    12,801
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09,
              Callable 1/1/07 @ 102, FSA......     1,353

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       11

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10,
              Callable 1/1/07 @ 102, FSA......  $  1,468
   4,000    Palm Beach County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Country Lake, 4.75%,
              6/1/31, Callable 6/1/09 @ 101,
              FNMA............................     4,218
   1,000    State Development Board, Finance
              Department, General Services
              Revenue, Environmental
              Preservation, Series 00-A,
              5.50%, 7/1/13, Callable 7/1/06 @
              101, MBIA.......................     1,111
                                                --------
                                                  34,016
                                                --------
Georgia (1.4%):
   1,000    Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/07, AMBAC...................     1,160
   1,000    Bulloch County Development
              Authority, Revenue, Southern
              University Project, 5.00%,
              8/1/21, Callable 8/1/12 @ 100,
              AMBAC...........................     1,039
   1,460    Coweta County School Systems, GO,
              State Aid Withholding, 4.00%,
              2/1/09..........................     1,541
   5,000    State, Series D, 5.80%, 11/1/12,
              Callable 11/1/09 @ 102..........     5,841
                                                --------
                                                   9,581
                                                --------
Hawaii (0.7%):
   1,000    Honolulu City & County, GO, Series
              A, 5.60%, 4/1/07, FSA...........     1,134
   3,335    State, GO, Series CM, 6.00%,
              12/1/10, FGIC...................     3,950
                                                --------
                                                   5,084
                                                --------
Idaho (0.5%):
   2,550    Blaine School District #61, GO,
              5.00%, 7/30/09, AMBAC...........     2,850
     850    Student Loan Fund Marketing
              Association, Inc., Revenue,
              Series C, AMT, 5.60%, 4/1/07,
              Callable 10/1/03 @ 102, GSL.....       877
                                                --------
                                                   3,727
                                                --------
Illinois (3.7%):
   1,655    Broadview Tax Increment, Revenue,
              4.50%, 7/1/03...................     1,673

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,370    Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/13,
              FGIC............................  $  1,538
   1,000    Chicago, Emergency Telephone
              Systems, GO, 5.25%, 1/1/15,
              FGIC............................     1,117
   1,000    Chicago, Metro Water Reclamation,
              District-Greater Chicago,
              Capital Improvements, GO, 7.25%,
              12/1/12.........................     1,307
   3,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................     3,328
   5,300    Chicago, Public Building
              Commission, Revenue, Series A,
              5.25%, 12/1/11, MBIA............     5,970
     115    Chicago, Single Family Mortgage
              Revenue, Series B, 0.00%,
              10/1/09, MBIA...................        72
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09,
              Callable 10/1/05 @ 78.60,
              MBIA............................       957
   1,645    Health Facilities Authority,
              Northwestern Medical, Revenue,
              6.13%, 11/15/07, Prerefunded
              11/15/04 @ 102, MBIA............     1,820
   2,025    Regional Transportation Authority,
              Revenue, Series A, 6.25%,
              7/1/12, FGIC....................     2,447
   1,025    Will County, School District #204,
              GO, 5.38%, 12/1/12, Callable
              12/1/11 @ 100, FSA..............     1,158
   1,350    Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 6.35%, 6/1/07,
              FGIC............................     1,572
   4,445    Winnebago County, School District
              #122, Harlem -- Loves Park
              Refunding, GO, 0.00%, 1/1/13,
              FSA.............................     2,919
                                                --------
                                                  25,878
                                                --------
Indiana (2.3%):
   1,670    Fifth Avenue Housing Development
              Corp., Mortgage Revenue, Section
              8 Assisted Project, Series A,
              5.05%, 8/1/11, Callable 2/1/04 @
              100.............................     1,680

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       12
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 3,000    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102...................  $  3,189
   2,660    Indianapolis, EDR,
              Knob-in-the-Woods Project,
              6.38%, 12/1/24..................     2,830
   1,702    Indianapolis, Multi-Family
              Revenue, Series A, 5.35%,
              12/1/16, Callable 4/1/11 @ 100,
              GNMA............................     1,792
   1,000    Municipal Power Agency, Power
              Supply System, Revenue, Series
              B, 5.15%, 1/1/13, Callable
              1/1/03 @ 101, MBIA..............     1,012
   1,000    State Vocational Technical
              College, Building Facilities
              Fee, Revenue, Series D, 6.50%,
              7/1/07, Callable 1/1/05 @ 102,
              AMBAC...........................     1,119
   1,500    Transportation Finance Authority,
              AMBAC, 6.00%, 11/1/11...........     1,744
   2,280    Transportation Finance Authority,
              Highway Revenue, Series A,
              5.75%, 6/1/12, AMBAC............     2,667
                                                --------
                                                  16,033
                                                --------
Iowa (0.9%):
   1,000    Higher Education Loan Authority,
              Revenue, 5.75%, 10/1/13,
              Callable 10/1/12 @ 100, ACA.....     1,124
   5,000    Tobacco Settlement Authority,
              Tobacco Settlement Revenue,
              Series B, 5.50%, 6/1/11.........     5,058
                                                --------
                                                   6,182
                                                --------
Kansas (1.8%):
   1,375    Butler County, Public Building
              Improvement Revenue, 5.25%,
              10/1/12, Callable 10/1/10 @ 100,
              MBIA............................     1,526
   1,600    Butler County, Public Building
              Improvement Revenue, 5.35%,
              10/1/15, Callable 10/1/10 @ 100,
              MBIA............................     1,770
   1,175    Johnson County, School District
              #232, GO, 5.00%, 9/1/12,
              Callable 9/1/10 @ 100, FSA......     1,286
   1,330    Johnson County, School District
              #232, GO, 5.50%, 9/1/13,
              Callable 9/1/10 @ 100, FSA......     1,501

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 1,495    Johnson County, School District
              #232, GO, 5.50%, 9/1/14,
              Callable 9/1/10 @ 100, FSA......  $  1,684
   1,675    Johnson County, School District
              #232, GO, 5.50%, 9/1/15,
              Callable 9/1/10 @ 100, FSA......     1,875
   1,865    Johnson County, School District
              #232, GO, 5.25%, 9/1/16,
              Callable 9/1/10 @ 100, FSA......     2,037
   1,000    State Development Finance
              Authority, Revenue, Public Water
              Supply, 4.00%, 4/1/08, AMBAC....     1,068
                                                --------
                                                  12,747
                                                --------
Kentucky (1.5%):
   1,085    Greater Kentucky Housing
              Assistance Corp., Multi-Family
              Housing Revenue, Series A,
              5.90%, 2/1/14, Callable 2/1/03 @
              100, FHA........................     1,086
   1,250    Infrastructure Authority, Revenue,
              Series A, 4.00%, 6/1/08.........     1,333
   1,090    Infrastructure Authority, Revenue,
              Series H, 5.00%, 6/1/14, MBIA...     1,204
   1,000    Kenton County, Public Properties
              Corp., Revenue, Series A, 5.63%,
              12/1/12, Callable 12/1/06 @
              101.............................     1,069
   1,010    Martin County, Multi-Family
              Housing Revenue, Mortgage
              Section 8, 6.25%, 7/1/23,
              Callable 7/1/03 @ 100, FHA......     1,010
   1,200    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.38%, 5/1/11,
              Callable 5/1/10 @ 100, MBIA.....     1,345
   1,080    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.40%, 5/1/12,
              Callable 5/1/10 @ 100, MBIA.....     1,203
   1,000    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.50%, 5/1/14,
              Callable 5/1/10 @ 100, MBIA.....     1,122
   1,000    State Property & Buildings,
              Commission Revenues, Project
              #73, 5.50%, 11/1/14, Callable
              11/1/11 @ 100...................     1,125
                                                --------
                                                  10,497
                                                --------

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       13

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana (1.0%):
 $   167    Housing Finance Agency, Single
              Family Mortgage Revenue, 7.80%,
              12/1/09, Callable 6/1/04 @ 105,
              GNMA............................  $    185
   1,000    Port New Orleans Board of Common
              Port Facilities, Revenue, AMT,
              5.50%, 4/1/08...................     1,116
   4,690    State, GO, Series 244, 8.15%,
              4/1/09, FGIC (b)................     5,781
                                                --------
                                                   7,082
                                                --------
Maryland (0.7%):
   2,950    State Community Development
              Administration Department,
              Housing and Community
              Development, Single Family
              Housing Revenue, Fifth Series,
              5.95%, 4/1/16, Callable 4/1/06 @
              102.............................     3,133
   1,770    State Community Development
              Administration Department,
              Housing and Community
              Development, Series B, AMT,
              5.55%, 9/1/25, Callable 9/1/09 @
              100.............................     1,885
                                                --------
                                                   5,018
                                                --------
Massachusetts (0.3%):
   2,120    Health & Educational Facilities
              Authority Revenue, 5.25%,
              7/1/07..........................     2,202
                                                --------
Michigan (2.4%):
   3,000    Rochester Community School
              District, GO, Series I, 5.50%,
              5/1/09..........................     3,439
   5,445    Royal Oak Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital,
              6.25%, 1/1/11...................     6,270
   2,500    State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.50%, 10/15/12, Callable
              10/15/11 @ 100..................     2,853
   1,860    State Building Authority, Revenue,
              Facilities Program, Series 1,
              4.20%, 10/15/21, Callable
              10/15/09 @ 100..................     1,905
     986    State Housing Development
              Authority, Multi-Family Housing
              Revenue, Huntley Villas
              Apartments, Series A, AMT,
              4.80%, 8/20/12, GNMA............     1,030
   1,000    Sturgis Public School District,
              GO, 5.63%, 5/1/16...............     1,127
                                                --------
                                                  16,624
                                                --------

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Minnesota (1.8%):
 $ 1,110    Public Facilities Authority,
              Transportation Revenue, 5.00%,
              3/1/08..........................  $  1,240
   1,485    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series C, AMT, 4.85%, 1/1/24,
              Callable 7/1/09 @ 100...........     1,551
   1,645    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series G, AMT, 6.25%, 7/1/26,
              Callable 1/1/06 @ 102...........     1,721
   7,845    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series L, AMT, 6.25%, 7/1/27,
              Callable 1/1/05 @ 102...........     8,163
                                                --------
                                                  12,675
                                                --------
Mississippi (0.2%):
   1,190    Higher Education Assistance Corp.,
              Student Loan Revenue, Series
              B-3, AMT, 5.30%, 9/1/08, GSL....     1,278
                                                --------
Missouri (1.5%):
   1,430    Kansas City Municipal Corp.,
              Revenue, 5.40%, 1/15/08,
              Callable 1/15/06 @ 101, AMBAC...     1,584
   3,500    St. Louis Airport Revenue, 6.00%,
              1/1/06, Callable 7/1/03 @ 101...     3,553
   3,105    St. Louis Land Clearance
              Redevelopment Authority,
              Multi-Family Housing Revenue,
              Westminster Place Apartments,
              Series A, 5.95%, 7/1/22, FNMA...     3,446
   1,000    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.70%,
              12/1/11.........................     1,047
   1,000    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series III, 4.80%,
              12/1/12, Callable 12/1/11 @
              100.............................     1,049
                                                --------
                                                  10,679
                                                --------
Montana (0.1%):
     730    State Board Housing, Single Family
              Housing Revenue, Series A-2,
              AMT, 5.10%, 12/1/30, Callable
              6/1/09 @ 100....................       754
                                                --------
Nebraska (1.6%):
   3,750    American Public Energy Agency, Gas
              Supply Revenue, 4.00%, 9/1/07,
              AMBAC...........................     4,016

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       14
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Nebraska, continued:
 $ 6,665    Public Power, District Revenue,
              Series B, 5.25%, 1/1/14,
              Callable 1/1/08 @ 101, MBIA.....  $  7,231
                                                --------
                                                  11,247
                                                --------
Nevada (1.2%):
   8,200    Clark County, PCR, Nevada Power
              Co. Project, 5.30%, 10/1/11,
              Callable 1/1/03 @ 102, ACA......     8,362
                                                --------
New Hampshire (0.2%):
   1,225    Higher Education & Health
              Facilities Authority, Revenue,
              St. Joseph Hospital, 6.25%,
              1/1/06, Callable 7/1/04 @ 102...     1,339
                                                --------
New Jersey (2.8%):
   9,510    Newark, GO, 5.38%, 12/15/12.......    10,876
   7,000    State Transportation Trust Fund
              Authority, Revenue, Series B,
              6.00%, 12/15/14, Callable
              12/15/11 @ 100, MBIA (b)........     8,256
                                                --------
                                                  19,132
                                                --------
New Mexico (0.4%):
   1,030    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/07, MBIA...       913
   1,040    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/08, MBIA...       879
   1,115    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/09, MBIA...       896
                                                --------
                                                   2,688
                                                --------
New York (8.7%):
   1,160    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.38%, 7/15/10........     1,251
   1,505    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/11,
              Callable 7/15/10 @ 101..........     1,633
   1,025    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/12,
              Callable 7/15/10 @ 101..........     1,102
   2,220    GO, Series B, 5.00%, 8/1/06.......     2,381
   2,865    GO, Series B, 5.00%, 8/1/07.......     3,074
   2,500    New York City, Municipal Water
              Finance Authority, 5.00%,
              6/15/16, Callable 6/15/12 @
              100.............................     2,674

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 5,550    New York City, Transitional
              Financial Authority, 5.25%,
              8/1/15 (b)......................  $  6,138
   1,770    New York, GO, Series A, 5.00%,
              8/1/07..........................     1,899
   2,100    New York, GO, Series D, 5.75%,
              8/1/07..........................     2,319
     650    New York, GO, Series D, 5.25%,
              8/1/08..........................       704
   4,000    New York, GO, Series D, 6.50%,
              11/1/09, MBIA...................     4,788
   1,500    New York, GO, Series E, 5.75%,
              8/1/12..........................     1,649
   3,000    New York, GO, Series G, 5.25%,
              8/1/07..........................     3,251
   5,000    New York, GO, Series G, 5.25%,
              8/1/08..........................     5,417
   6,500    New York, GO, Unlimited Series I,
              5.75%, 3/15/07, Callable 3/15/03
              @ 101.50, MBIA..................     7,244
   2,600    State, GO, Series A, 7.00%,
              8/1/07, Callable 8/1/06 @
              101.50..........................     2,954
  10,000    Triborough Bridge & Tunnel
              Authority, Revenue, 5.25%,
              11/15/16 (b)....................    11,007
                                                --------
                                                  59,485
                                                --------
North Carolina (0.6%):
   1,100    Housing Finance Agency,
              Homeownership Revenue, Series
              1-B, 5.13%, 7/1/13, Callable
              7/1/08 @ 101....................     1,157
   2,500    Municipal Power Agency #1, Catawba
              Electric Revenue, 7.25%, 1/1/07,
              MBIA............................     2,974
                                                --------
                                                   4,131
                                                --------
Ohio (4.9%):
   1,250    Cincinnati, GO, 5.38%, 12/1/17,
              Callable 12/1/10 @ 100..........     1,379
   2,080    Cleveland Public Power Systems
              Revenue, Series A, 0.00%,
              11/15/12, MBIA..................     1,407
   3,770    Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/07, AMBAC..........     3,301
   1,035    Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              5.60%, 11/15/15, Callable
              5/15/12 @ 102...................     1,072

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       15

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,525    Cuyahoga Community College, 5.00%,
              12/1/15, Callable 12/1/12 @ 101,
              AMBAC...........................  $  1,663
   2,055    Cuyahoga County, 5.95%, 5/15/22,
              Callable 5/15/12 @ 102, LOC:
              Fifth Third.....................     2,016
   1,395    Franklin County, EDR, South
              Community Urban, 5.00%,
              6/1/07..........................     1,463
   1,465    Franklin County, EDR, South
              Community Urban, 5.25%,
              6/1/08..........................     1,534
   1,115    Franklin County, EDR, South
              Community Urban, 5.50%,
              6/1/09..........................     1,164
   2,145    Groveport, Income Tax Revenue,
              5.00%, 12/1/20..................     2,248
   5,510    Montgomery County, Catholic Health
              Revenue, 5.50%, 9/1/12..........     6,047
   1,200    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M,
              5.90%, 2/1/14, Callable 2/1/03 @
              100, FHA........................     1,201
     985    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series P,
              5.40%, 1/1/09, Callable 7/1/03 @
              100, MBIA.......................       993
   1,000    University of Toledo, General
              Receipts Bonds, Revenue, 4.75%,
              6/1/20, FGIC....................     1,017
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/11, FGIC...................     1,245
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/12, FGIC...................     1,239
   1,075    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/13, FGIC...................     1,344
   1,150    Warrensville Heights, City School
              Improvements, GO, 7.00%,
              12/1/14, FGIC...................     1,447
   1,835    West Clermont Local School
              District, GO, 5.00%, 12/1/18,
              Callable 12/1/12 @ 100, FSA.....     1,954
                                                --------
                                                  33,734
                                                --------
Oklahoma (0.4%):
   2,500    State, IDR, Baptist Health Center,
              Series C, 6.25%, 8/15/12,
              Callable 8/15/07 @ 100, ETM.....     2,714
                                                --------

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon (3.0%):
 $ 3,000    Clackamas County, Hospital
              Facility Authority Revenue,
              Legacy Health System, 5.38%,
              2/15/12, Callable 8/15/09 @
              101.............................  $  3,232
   1,475    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100..........     1,719
   1,785    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100..........     2,084
   1,025    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........     1,182
   1,120    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100..........     1,293
   1,000    Lane County, School District #52,
              Bethel, GO, 6.00%, 6/1/06, FSA..     1,137
   1,000    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/12, Callable 6/15/10 @ 100,
              FSA.............................     1,138
   1,405    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/15, Callable 6/15/10 @ 100,
              FSA.............................     1,565
   1,305    State Economic & Community
              Development Revenue, Series B,
              5.30%, 1/1/16, Callable 1/1/09 @
              102, MBIA.......................     1,433
   1,965    Wasco County, School District
              #012, GO, 6.00%, 6/15/14,
              Callable 6/15/10 @ 100, FSA.....     2,335
   2,095    Washington County, GO, 5.50%,
              6/1/13, Callable 6/1/11 @ 100...     2,378
   1,050    Washington County, Sewer Agency
              Revenue, Series 1, 5.75%,
              10/1/11, FGIC...................     1,230
                                                --------
                                                  20,726
                                                --------
Pennsylvania (1.1%):
   3,200    Dauphin County, IDA, Metropolitan
              Edison Co., Revenue, Series M,
              6.00%, 1/1/08, MBIA.............     3,212
   1,550    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              67A, AMT, 5.50%, 10/1/11,
              Callable 9/1/09 @ 100...........     1,643

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       16
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $ 1,250    Indiana County, IDA, PCR, New York
              State Electric & Gas Corp.,
              Series A, 6.00%, 6/1/06, MBIA...  $  1,418
   1,500    Northeastern Hospital & Education
              Authority, Health Care Revenue,
              Wyoming Valley Health Care,
              Series A, 6.40%, 1/1/06,
              Callable 1/1/05 @ 102, AMBAC....     1,658
                                                --------
                                                   7,931
                                                --------
Puerto Rico (0.9%):
   4,800    Commonwealth Public Improvement,
              GO, 7.00%, 7/1/10, AMBAC........     6,010
                                                --------
South Carolina (0.8%):
   2,810    Charleston County, Public
              Improvements, GO, 6.13%, 9/1/12,
              Callable 9/1/09 @ 101...........     3,305
   1,065    Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.25%, 2/1/11.........     1,162
   1,215    Jobs Economic Development
              Authority, Hospital Facilities
              Revenue, Georgetown Memorial
              Hospital, 5.50%, 11/1/12,
              Callable 11/1/09 @ 101, AMBAC...     1,338
                                                --------
                                                   5,805
                                                --------
South Dakota (0.2%):
   1,000    Housing Development Authority,
              Revenue, Homeownership Mortgage,
              Series D, 4.70%, 5/1/10.........     1,055
                                                --------
Tennessee (1.4%):
   2,985    Housing Development Agency,
              Homeownership Program, Revenue,
              Issue 3A, AMT, 0.00%, 7/1/06....     2,700
   1,345    Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA.....................     1,434
   2,860    State School Board Authority,
              Higher Educational Facilities,
              GO, Series A, 5.00%, 5/1/08,
              FSA.............................     3,193
   1,950    Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA.............     2,178
                                                --------
                                                   9,505
                                                --------

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas (8.5%):
 $   780    Austin Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 12/1/11, Callable 12/1/05
              @ 71.20, MBIA...................  $    479
   1,000    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental Facilities,
              Dow Chemical Co., Series A-1,
              3.38%, 5/15/33, Mandatory Put
              5/15/03 @ 100...................     1,000
   1,435    Carroll Independent School
              District, GO, Series A, 0.00%,
              2/15/14, PSFG...................       832
   1,155    Cedar Hill Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/09 @ 83.50........       749
     455    Central Texas Housing Finance
              Corp., Single Family Mortgage
              Revenue, Mortgage Program, AMT,
              8.20%, 4/1/22, GNMA.............       484
   5,000    Coastal Bend Health Facilities
              Development, Incarnate Word
              Health Services, Revenue, 5.93%,
              11/15/13, AMBAC.................     5,894
   5,205    Coppell Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/16, Callable
              8/15/09 @ 67.02, PSFG...........     2,548
   1,000    Danbury Higher Education
              Authority, George Gervin Youth
              Center, Revenue, Series A,
              5.25%, 2/15/10, ACA.............     1,082
   1,565    Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth
              Medical Center Project, Revenue,
              6.50%, 11/1/04, AMBAC...........     1,574
   5,000    Harris County, Hospital District
              Revenue, 6.00%, 2/15/13,
              Callable 8/15/10 @ 100, MBIA....     5,650
   4,115    Harris County, Houston Sports
              Authority, Revenue, Series B,
              0.00%, 11/15/12, Callable
              11/15/08 @ 81.21, MBIA..........     2,593
   3,700    Harris County, Toll Road Revenue,
              Sub-Lien A, GO, 0.00%, 8/15/05,
              MBIA............................     3,516
   2,000    Hays Independent School District,
              GO, Capital Appreciation, 0.00%,
              8/15/12, Callable 8/15/11 @
              94.86...........................     1,308

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       17

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $10,000    Houston Independent School
              District, Capital Appreciation,
              GO, Series A, 0.00%, 2/15/13,
              Callable 2/15/09 @ 81.76,
              PSFG............................  $  6,224
   3,885    Houston Independent School
              District, Public Facilities
              Corp., Lease Revenue, 0.00%,
              9/15/12, AMBAC..................     2,612
   6,720    Leander Independent School
              District, GO, 0.00%, 8/15/13,
              Callable 8/15/09 @ 79.25........     3,992
   3,030    South Texas Community College
              District, GO, 5.25%, 8/15/12....     3,428
     700    Southlake, GO, 0.00%, 2/15/11,
              Callable 2/15/09 @ 88.85,
              AMBAC...........................       489
   1,000    Southlake, GO, 0.00%, 2/15/13,
              Callable 2/15/09 @ 78.18,
              AMBAC...........................       612
   2,000    State Turnpike Authority, Revenue,
              5.00%, 6/1/07...................     2,219
   2,540    Tech University Revenue, Series 6,
              5.25%, 2/15/16, Callable 2/15/09
              @ 100, AMBAC....................     2,756
   4,795    Water Development Board, Revenue,
              5.63%, 7/15/12, Callable 7/15/10
              @ 100...........................     5,426
   3,165    Wood Glen Housing Finance Corp.,
              Revenue, 7.13%, 9/1/21, Callable
              3/1/03 @ 100, FHA...............     3,201
                                                --------
                                                  58,668
                                                --------
Utah (0.5%):
   1,700    Salt Lake City, Municipal Building
              Authority, Lease Revenue, Series
              B, 5.50%, 10/15/14, Callable
              10/15/09 @ 101..................     1,906
   1,425    Salt Lake County, Municipal
              Building Authority, Lease
              Revenue, Series A, 5.00%,
              10/1/07.........................     1,584
                                                --------
                                                   3,490
                                                --------
Virginia (1.3%):
   2,070    Fairfax County, Public
              Improvement, Series A, GO, State
              Aid Withholding, 5.25%, 6/1/17,
              Callable 6/1/05 @ 102...........     2,246

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
 $ 1,000    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series C, 5.95%,
              1/1/13, Callable 7/1/06 @ 102...  $  1,063
   2,300    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series B, 5.40%,
              1/1/14, Callable 7/1/10 @ 100...     2,458
   1,000    State Housing Development
              Authority, Revenue, Commonwealth
              Mortgage, Series B, 5.40%,
              7/1/14, Callable 7/1/10 @ 100...     1,069
   1,940    State Residential Authority,
              Infrastructure Revenue, 5.00%,
              11/1/12.........................     2,164
                                                --------
                                                   9,000
                                                --------
Washington (11.4%):
   1,830    Chelan County, Public Utilities
              District #001, Revenue, Series
              88A, 5.90%, 7/1/13, Callable
              7/1/03 @ 102....................     1,904
   2,845    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/10, AMBAC...................     3,145
   2,255    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/11, AMBAC...................     2,482
     771    Kitsap County, Consolidated
              Housing Authority Revenue, Low
              Income Housing, 7.00%, 8/20/08,
              GNMA............................       863
   3,000    Kitsap County, School District
              #400, GO, 5.00%, 12/1/16,
              Callable 6/1/11 @ 100...........     3,187
   1,300    Port Grays Harbor, Revenue, AMT,
              6.38%, 12/1/14, Callable 12/1/09
              @ 100...........................     1,427
  10,000    Seattle Light & Power, Revenue,
              5.50%, 3/1/13, Callable 3/1/11 @
              100, FSA........................    11,239
   5,140    Snohomish County, School District
              #006, Mukilteo, Refunding, GO,
              5.70%, 12/1/12, FGIC............     6,015
   3,525    Spokane & Whittman Counties,
              Cheney School District #360-316,
              GO, 5.60%, 12/1/14, Callable
              12/1/10 @ 100...................     4,021
   1,000    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 5.70%, 7/1/06.........     1,119

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       18
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 2,000    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/06, MBIA...  $  2,270
   1,300    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.60%, 7/1/07.........     1,468
  11,845    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series A, 6.00%, 7/1/08,
              AMBAC...........................    13,779
   3,650    State Public Power Supply System,
              Nuclear Project #1, Revenue,
              Series B, 5.13%, 7/1/16,
              Callable 7/1/07 @ 102...........     3,969
   2,000    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 6.00%, 7/1/08, FSA....     2,347
   3,800    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              5.75%, 7/1/09...................     4,355
   3,000    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 5.65%, 7/1/08, MBIA...     3,439
   5,000    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series B, 0.00%, 7/1/09.........     3,964
   4,000    State, GO, Series C, 5.50%,
              7/1/09..........................     4,579
   2,575    State, GO, Series S-4, 5.00%,
              1/1/10..........................     2,861
                                                --------
                                                  78,433
                                                --------
West Virginia (0.9%):
   2,495    Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM....................     2,864
   1,235    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/13, Callable 5/1/11 @
              100, FGIC.......................     1,373

 SHARES
   OR
PRINCIPAL                SECURITY
 AMOUNT                DESCRIPTION               VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/14, Callable 5/1/11 @
              100, FGIC.......................  $  1,102
   1,020    State Higher Education, Marshall
              University, Series A, Revenue,
              5.25%, 5/1/15, Callable 5/1/11 @
              100, FGIC.......................     1,116
                                                --------
                                                   6,455
                                                --------
  Total Municipal Bonds                          637,374
                                                --------
WEEKLY DEMAND NOTES (2.4%):
New Jersey (1.3%):
   6,415    State Transportation Corp.,
              Certificate of Participation,
              Series 148, 9.92%, 3/15/09,*
              (b).............................     8,326
                                                --------
New York (0.8%):
   5,000    New York City, GO, 8.81%,
              9/15/09,*.......................     5,818
                                                --------
Puerto Rico (0.3%):
   1,750    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              10.39%, 7/1/08,* (b)............     2,367
                                                --------
  Total Weekly Demand Notes                       16,511
                                                --------
MONTHLY DEMAND NOTES (1.3%):
Illinois (1.3%):
   9,000    Development Finance Authority,
              PCR, Power Co. Project, Series
              C, 3.45%, 4/1/32, MBIA*.........     9,000
                                                --------
  Total Monthly Demand Notes                       9,000
                                                --------
INVESTMENT COMPANIES (3.5%):
  24,304    Blackrock Provident Institutional
              Funds, Tax-Free Money Market....    24,304
                                                --------
  Total Investment Companies                      24,304
                                                --------
Total (Cost $642,546)(a)                        $687,189
                                                ========

Continued

ONE GROUP INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       19

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

------------

Percentages indicated are based on net assets of $693,156.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $44,929
                   Unrealized depreciation......................     (286)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $44,643
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

                                       20
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS (96.3%):
Alabama (1.5%):
 $ 8,000    State Public School & College
              Authority, Revenue, Series C,
              5.75%, 7/1/17...................  $  9,062
                                                --------
Alaska (2.0%):
   1,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/13, Callable 12/1/10
              @ 100, FGIC.....................     1,185
   2,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/14, Callable 12/1/10
              @ 100, FGIC.....................     2,331
   3,485    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/17, FSA..............     4,130
   3,915    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series,
              6.00%, 7/1/19, FSA..............     4,611
                                                --------
                                                  12,257
                                                --------
Arizona (1.5%):
   3,610    Pima County, IDA, Charter Schools,
              Revenue, Series A, 6.75%,
              7/1/21, Callable 7/1/11 @ 100
              (b).............................     3,644
   1,090    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.25%,
              12/1/10, ACA....................     1,168
   1,170    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.30%,
              12/1/11, ACA....................     1,244
   3,000    State Transportation Board,
              Revenue, Grant Anticipation
              Notes, 5.25%, 1/1/07, MBIA......     3,356
                                                --------
                                                   9,412
                                                --------
California (6.5%):
   3,250    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%,
              9/1/16, FSA.....................     3,923
   4,900    Orange County Recovery,
              Certificates of Participation,
              Series A, 5.70%, 7/1/10,
              Callable 7/1/06 @ 102, MBIA.....     5,524
   5,315    Orange County Recovery,
              Certificates of Participation,
              Series A, 5.80%, 7/1/16,
              Callable 7/1/06 @ 102, AMBAC....     6,012
   1,000    Sacramento Cogeneration Authority,
              Revenue, 6.00%, 7/1/03..........     1,021

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05..........  $  1,662
   2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102....................     2,737
   6,650    San Bernardino City University
              School District, GO, Series A,
              5.75%, 8/1/19, FGIC.............     7,473
   8,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.38%, 5/1/17,
              Callable 5/1/12 @ 101...........     8,784
   3,000    State Department of Water
              Resources, Power Supply Revenue,
              Series A, 5.25%, 5/1/20.........     3,100
                                                --------
                                                  40,236
                                                --------
Colorado (3.0%):
   6,925    Denver City & County, Airport
              Revenue, Series D, 7.75%,
              11/15/13, AMBAC.................     8,798
   5,280    Denver City & County, Cerificates
              of Participation, Series B,
              5.75%, 12/1/16, Callable 12/1/10
              @101, AMBAC.....................     6,078
  10,000    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/22.........     3,637
                                                --------
                                                  18,513
                                                --------
Connecticut (1.5%):
   3,400    Housing Finance Authority,
              Revenue, Mortgage Sub-Series
              D-1, 5.90%, 5/15/16, Callable
              5/15/06 @ 102...................     3,600
   5,000    State, GO, Series A, 5.63%,
              5/15/13, Callable 5/15/06 @
              101.............................     5,665
                                                --------
                                                   9,265
                                                --------
District of Columbia (1.5%):
   3,965    Refunding, GO, Series B, 6.00%,
              6/1/19..........................     4,704
   4,705    Tobacco Settlement, Revenue, Asset
              Backed Bond, 6.25%, 5/15/24,
              Callable 5/15/11 @ 101..........     4,712
                                                --------
                                                   9,416
                                                --------

Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       21

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida (1.5%):
 $ 5,000    Highlands County Health Facilities
              Authority, Hospital Revenue,
              Series A, 6.00%, 11/15/31.......  $  5,227
   4,000    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA.....     1,755
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA.....       929
   4,265    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22, ACA.....     1,531
                                                --------
                                                   9,442
                                                --------
Georgia (4.8%):
   5,000    Atlanta Airport Revenue, Series A,
              5.50%, 1/1/26, Callable 1/1/12 @
              100, FGIC.......................     5,289
   1,500    Fairburn, Combined Utilities
              Revenue, 5.75%, 10/1/20,
              Callable 10/1/10 @101...........     1,556
   4,000    Forsyth County School District,
              GO, State Aid Withholding,
              5.75%, 2/1/17...................     4,543
   3,700    Forsyth County School District,
              GO, State Aid Witholding, 5.75%,
              2/1/19..........................     4,153
     650    State Housing & Finance Authority,
              Revenue, Series B, 6.10%,
              12/1/12, Callable 6/1/05 @ 102,
              FHA.............................       686
   4,500    State Municipal, Electrical
              Authority, Power Revenue, 5.25%,
              1/1/25..........................     4,866
   2,490    State Municipal, Electrical
              Authority, Power Revenue, Series
              C, 5.25%, 1/1/25, Callable
              1/1/20 @ 100, MBIA..............     2,693
   5,000    State, GO, 6.75%, 9/1/11..........     6,237
                                                --------
                                                  30,023
                                                --------
Hawaii (1.3%):
   6,320    Honolulu City & County, GO, Series
              B, 8.00%, 10/1/10...............     8,188
                                                --------
Idaho (0.4%):
   2,320    University Revenues, Student Fee,
              Recreation Center Project,
              6.00%, 4/1/14, FSA..............     2,684
                                                --------
Illinois (7.9%):
   1,750    Chicago Public Building
              Commission, Revenue, Series A,
              7.00%, 1/1/20, Callable 12/1/05
              @ 102, MBIA.....................     2,277

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 5,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/13, Callable 1/1/06 @
              102, AMBAC......................  $  5,547
   5,000    Chicago, O'Hare International
              Airport, Revenue, Series A,
              5.63%, 1/1/14, Callable 1/1/06 @
              102, AMBAC......................     5,541
   3,990    Health Facilities Authority,
              Revenue, 5.50%, 8/1/20..........     4,352
   1,000    Health Facilities Authority,
              Revenue, Northwestern Memorial
              Hospital, Series A, 5.60%,
              8/15/06, Callable 8/15/04 @
              102.............................     1,069
   1,000    Health Facilities Authority,
              Revenue, Refunding, 6.00%,
              8/15/05, FGIC...................     1,104
   2,500    Housing Development Authority,
              Revenue, Series 3, 6.10%,
              9/1/13, Callable 9/1/03 @ 102...     2,569
   7,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 5.50%, 12/15/24........     7,411
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA....     4,463
   6,000    Regional Transportation Authority,
              Revenue, 6.50%, 7/1/30, MBIA....     7,673
   4,725    Sales Tax Revenue, Series P,
              6.50%, 6/15/22..................     5,909
   1,095    St. Clair County, GO, 8.00%,
              12/1/03, MBIA...................     1,162
                                                --------
                                                  49,077
                                                --------
Indiana (8.9%):
     150    Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC...       166
   1,550    Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA..............     1,881
     100    Eagle Union Elementary School
              Building Corp., Revenue, 9.25%,
              1/1/03..........................       100
   2,000    East Allen Elementary School
              District Corp., Revenue, 5.88%,
              7/1/12, Callable 7/1/06 @ 102,
              FSA.............................     2,271
   1,000    Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/1/16, Callable
              8/1/06 @ 102, MBIA..............     1,130
     500    Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA.....       569

Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       22
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 2,000    Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA.....  $  2,284
     500    Greencastle NE Elementary School
              Building Corp., Revenue, 6.63%,
              1/15/14, Callable 1/15/03 @
              101.............................       506
     500    Hammond Multi-School Building
              Corp., Revenue, Series A, 6.15%,
              7/10/10, Callable 1/10/03 @
              102.............................       511
   1,000    Health Facilities Finance
              Authority, Hospital Revenue,
              Clarian Health Partners, Inc.,
              Series A, 5.50%, 2/15/16,
              Callable 2/15/07 @ 102..........     1,050
   1,000    Health Facilities Finance
              Authority, Revenue, Series A,
              6.00%, 9/1/05...................     1,115
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04,
              Callable 7/1/03 @ 101...........       216
   5,000    Indiana University, Revenue,
              Series K, 5.88%, 8/1/20,
              Callable 8/1/05 @ 102, MBIA.....     5,508
     140    Indianapolis Gas Utilities,
              Revenue, 7.00%, 6/1/08, Callable
              6/1/03 @ 100....................       158
     200    Lafayette Redevelopment Authority,
              EDR, 6.70%, 2/1/10, Prerefunded
              8/1/04 @ 102, MBIA..............       221
     255    Lafayette Redevelopment Authority,
              EDR, 6.80%, 8/1/10, Prerefunded
              8/1/04 @ 102, MBIA..............       282
     525    Merrillville Multi-School Building
              Corp., Revenue, 6.45%, 7/1/04,
              Callable 1/1/04 @ 100...........       564
   1,500    Metro School District Building
              Corp., Revenue, 6.90%, 1/1/18,
              Callable 1/1/05 @ 102...........     1,692
   3,000    Municipal Power Agency Supply
              System, Revenue, Series B,
              5.50%, 1/1/16, Callable 1/1/14 @
              100, MBIA.......................     3,422
     250    North Warrick County School
              Building Corp., GO, 10.00%,
              1/1/04, Callable 7/1/03 @ 101...       271
     900    South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/17, Callable 8/1/07 @ 101,
              FSA.............................     1,043

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,500    South Bend Community School
              Building Corp., Revenue, 5.70%,
              8/1/19, Callable 8/1/07 @ 101,
              FSA.............................  $  1,738
     710    South Newton School Building
              Corp., Revenue, 5.80%, 7/15/12,
              Callable 1/15/05 @ 102, MBIA....       777
     750    State Educational Facilities
              Authority, Revenue, 6.00%,
              6/1/15, Callable 6/1/06 @ 102,
              MBIA............................       850
     850    State Housing Finance Authority,
              Multi-Unit Mortgage, Revenue,
              6.60%, 1/1/12, Callable 1/1/03 @
              102.............................       869
   1,150    State Office Building Commission,
              Revenue, Series A, 5.50%,
              7/1/12, Callable 7/1/05 @ 102,
              AMBAC...........................     1,267
     500    State Recreational Development
              Commission, Revenue, Series B,
              6.00%, 7/1/09...................       537
     335    State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........       371
     665    State Vocational Technical
              College, Building Facilities
              Revenue, 5.90%, 7/1/06, Callable
              1/1/05 @ 102.00, AMBAC..........       729
   2,100    Terre Haute North/South, Revenue,
              5.80%, 7/1/13, Callable 7/1/03 @
              102.............................     2,155
     500    Transportation Finance Authority,
              Airport Facility Revenue, Series
              A, 6.00%, 11/1/14, Callable
              11/1/05 @ 102...................       532
   3,115    Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15...................     4,042
     885    Transportation Finance Authority,
              Highway Revenue, Series A,
              7.25%, 6/1/15, Prerefunded,
              ETM.............................     1,117
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%,
              11/1/16, Callable 11/1/03 @
              101.............................       771
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%,
              12/1/16, Callable 12/1/10 @
              100.............................    11,036

Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       23

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,180    Vincennes Community School
              Building Corp., Revenue, 6.00%,
              7/1/09, Callable 7/1/06 @ 102,
              FSA.............................  $  1,350
   1,000    Whitko Middle School Building
              Corp., Revenue, 5.88%, 7/15/12,
              Callable 1/15/07 @ 102, FSA.....     1,137
                                                --------
                                                  54,238
                                                --------
Kentucky (1.1%):
   2,000    Louisville & Jefferson County,
              Medical Center, 5.50%, 5/1/22,
              Callable 5/1/12 @ 101...........     2,007
   4,090    Louisville & Jefferson County,
              Metropolitan Sewer & Drain
              Systems, Revenue, 5.63%,
              5/15/17, Callable 11/15/09 @
              101, FGIC.......................     4,589
                                                --------
                                                   6,596
                                                --------
Louisiana (2.8%):
   7,970    Baton Rouge Sales & Use Tax,
              Revenue, Refunding, Public
              Improvement, Series A, 5.25%,
              8/1/12, Callable 8/1/08 @
              101.50, FGIC....................     8,884
   3,915    Shreveport, GO, Series A, 5.25%,
              5/1/15, FGIC....................     4,270
   3,690    Shreveport, GO, Series A, 5.25%,
              5/1/16, FGIC....................     4,013
                                                --------
                                                  17,167
                                                --------
Maryland (0.8%):
   2,250    Prince Georges County, Public
              Improvement, GO, 5.00%, 5/15/07,
              FSA.............................     2,516
   2,250    State Community Development,
              Revenue, 6.20%, 4/1/14, Callable
              4/1/05 @ 102....................     2,369
                                                --------
                                                   4,885
                                                --------
Massachusetts (2.7%):
   4,185    Bay Transportation Authority, GO,
              General Transportation Systems,
              Series A, 5.50%, 3/1/16.........     4,642
   2,565    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05
              @ 102, AMBAC....................     2,674
   3,500    State Health and Educational,
              Facilities Authority, Revenue,
              6.25%, 7/1/22, Callable 7/1/12 @
              101.............................     3,494

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $ 2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA..............  $  2,546
   3,000    State, GO, Series D, 5.50%,
              8/1/19..........................     3,403
                                                --------
                                                  16,759
                                                --------
Michigan (3.9%):
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded
              5/1/07 @ 100, MBIA..............     1,726
   3,000    Delta County, Economic Development
              Corp., 6.25%, 4/15/27, Callable
              4/15/12 @ 100...................     2,992
   7,500    Municipal Bond Authority, Clean
              Water Revenue, 5.50%, 10/1/19...     8,745
   5,000    Oakland County, Educational
              Revenue, 6.90%, 11/1/14,
              Callable 11/1/04 @ 102..........     5,603
   5,000    State Housing Development
              Authority, Revenue, Series D,
              5.95%, 12/1/16, Callable 12/1/06
              @ 102...........................     5,345
                                                --------
                                                  24,411
                                                --------
Minnesota (0.8%):
   4,835    State Housing Finance Agency,
              Revenue, Series D, 5.90%,
              8/1/15, Callable 2/1/05 @ 102,
              MBIA............................     5,065
                                                --------
Mississippi (1.5%):
   7,940    Mississippi Development Bank
              Special Obligation, Gulfport
              Water & Sewer Project, Revenue,
              6.00%, 7/1/20, Callable 7/1/12 @
              102.............................     9,235
                                                --------
Nevada (2.9%):
   5,145    Clark County, IDR, 7.20%, 10/1/22,
              AMBAC...........................     5,393
  12,000    State Department of Business &
              Industry, Revenue, Capital
              Appreciation, Las Vegas
              Monorail, 0.00%, 1/1/16,
              AMBAC...........................     6,577
   6,000    Trukee Meadows Water Authority,
              Revenue, Series A, 5.00%,
              7/1/25, Callable 7/1/11 @ 100...     6,072
                                                --------
                                                  18,042
                                                --------

Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       24
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Jersey (2.1%):
 $ 9,000    State Transportation Trust Fund
              Authority, Revenue,
              Transportation Systems, Series
              B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102...................  $ 10,066
   3,000    Tobacco Settlement, Revenue,
              5.75%, 6/1/32, Callable 6/1/12 @
              100.............................     2,895
                                                --------
                                                  12,961
                                                --------
New Mexico (0.5%):
   3,045    State Mortgage Finance Authority,
              Single Family Revenue, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA............................     3,245
                                                --------
New York (5.4%):
   3,000    Metropolitan Transportation
              Authority, Series A, 5.13%,
              1/1/24, Callable 7/1/12 @ 100...     3,077
   3,000    Metropolitan Transportation
              Authority, 5.13%, 11/15/31,
              Callable 11/15/12 @ 100.........     3,032
     565    New York City Municipal Water
              Financing Authority, Water and
              Sewer Revenue, Series B, 6.00%,
              6/15/33, Callable 6/15/10
              @101............................       667
   2,305    New York City Transitional Finance
              Authority, 5.50%, 2/1/15,
              Callable 2/1/11 @ 101...........     2,573
     695    New York City Transitional Finance
              Authority, Revenue, 5.50%,
              2/1/15, Prerefunded 2/1/11 @
              101.............................       808
   3,000    New York City Transitional Finance
              Authority, Revenue, 5.25%,
              2/1/29, Callable 2/1/11 @ 100...     3,284
   6,785    New York City, GO, Series A,
              6.00%, 5/15/18, Callable 5/15/10
              @ 101...........................     7,367
   3,500    New York City, GO, Series F,
              5.25%, 8/1/16, MBIA.............     3,750
   5,000    State Dormitory Authority,
              Revenue, 5.88%, 7/1/08, Callable
              7/1/06 @ 102....................     5,595
   3,000    State Dormitory Authority,
              Revenue, 5.13%, 7/1/21, Callable
              7/1/10 @ 100....................     3,115
                                                --------
                                                  33,268
                                                --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina (5.6%):
 $ 3,355    Charlotte Mecklenberg Hospital
              Authority, Revenue, Series A,
              5.60%, 1/15/10, Callable 1/15/06
              @ 102...........................  $  3,605
   3,510    Charlotte Mecklenberg Hospital,
              Revenue, 5.90%, 1/15/16,
              Callable 1/15/06 @ 102..........     3,732
   3,200    Charlotte, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 102...........     3,583
   3,400    Charlotte, GO, 5.50%, 6/1/18,
              Callable 6/1/10 @ 102...........     3,807
   4,400    Cumberland County, GO, 5.70%,
              3/1/18, Callable 3/1/10 @ 102...     4,984
   6,195    New Hanover County, Public
              Improvements, GO, 5.75%,
              11/1/18, Callable 11/1/10 @
              102.............................     7,100
   3,185    State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series BB, 6.50%, 9/1/26,
              Callable 3/1/05 @ 102...........     3,326
   4,280    State Housing Finance Agency,
              Revenue, AMT, Single Family,
              Series FF, 6.25%, 3/1/28........     4,487
                                                --------
                                                  34,624
                                                --------
North Dakota (0.7%):
   4,325    Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA......     4,593
                                                --------
Ohio (3.9%):
   7,000    Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102,
              AMBAC...........................     7,845
   2,500    Franklin County, Ohio Health Care
              Facility, Revenue, Series A,
              5.13%, 7/1/22, Callable 7/1/12 @
              100.............................     2,547
     995    Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA....................     1,047
   3,000    Lucas County Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC...     3,307

Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       25

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   250    State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              6.13%, 10/1/09, Callable 10/1/03
              @ 102...........................  $    264
   1,000    State Public & Sewer Improvement,
              GO, 6.00%, 8/1/07, Callable
              8/1/05 @ 102....................     1,124
   5,000    State Turnpike Commission,
              Revenue, Series A, 5.70%,
              2/15/17, Prerefunded 2/15/06 @
              102, MBIA.......................     5,689
   2,260    Toledo Lucas County, Port
              Development Authority, Revenue,
              AMT, 6.00%, 5/15/11.............     2,384
                                                --------
                                                  24,207
                                                --------
Oregon (1.5%):
   5,305    Clackamas County, School District
              #62C, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100..........     6,118
   3,000    Department of Administrative
              Services, Lottery Revenue,
              Series B, 5.25%, 4/1/15, FSA....     3,266
                                                --------
                                                   9,384
                                                --------
Pennsylvania (0.7%):
   3,675    Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA.....     4,112
                                                --------
Rhode Island (1.0%):
   5,800    Depositor's Economic Protection,
              Revenue, Series A, 6.30%,
              8/1/05, MBIA....................     6,498
                                                --------
South Carolina (1.5%):
   2,000    Georgetown County, Environmental,
              Import, Revenue, Series A,
              5.70%, 4/1/14...................     2,107
   2,000    Greenville Hospital System
              Facilities, Revenue, Series A,
              5.60%, 5/1/10, Callable 5/1/06 @
              102.............................     2,149
   5,000    Tobacco Settlement, Revenue,
              Management Authority, Series B,
              6.38%, 5/15/28, Callable 5/15/11
              @ 101...........................     4,968
                                                --------
                                                   9,224
                                                --------
South Dakota (1.1%):
   1,140    Building Authority, Lease Revenue,
              6.63%, 9/1/12, AMBAC............     1,205

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Dakota, continued:
 $ 2,500    Heartland Consumers Power
              District, Electric Revenue,
              6.00%, 1/1/17, FSA..............  $  2,989
   1,505    State Housing Development
              Authority, Revenue, 5.70%,
              5/1/08, Callable 5/1/06 @ 102...     1,633
   1,000    State Housing Development
              Authority, Revenue, 6.25%,
              5/1/15, Callable 5/1/05 @ 102...     1,050
                                                --------
                                                   6,877
                                                --------
Tennessee (0.5%):
   1,360    Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/09, MBIA....     1,663
   1,300    Knox County Health, Educational &
              Housing Facilities Board,
              Revenue, 7.25%, 1/1/10, MBIA....     1,606
                                                --------
                                                   3,269
                                                --------
Texas (6.4%):
   6,000    Brownsville Utilities System
              Revenue, 6.25%, 9/1/14, MBIA....     7,252
   3,000    Dallas-Fort Worth, Airport
              Revenue, Series A, 5.50%,
              11/1/20, Callable 11/1/11@ 100,
              FGIC............................     3,148
   1,635    Richardson Hospital Authority,
              Revenue, Richardson Medical,
              6.50%, 12/1/12..................     1,690
   1,020    Richardson Hospital Authority,
              Revenue, Richardson Medical,
              6.50%, 12/1/12, Prerefunded
              12/1/03 @ 102...................     1,080
   5,810    San Antonio Electric and Gas,
              Revenue, Series 00, 5.00%,
              2/1/17..........................     6,380
   5,000    State Public Finance Authority,
              GO, Series B, 5.63%, 10/1/12,
              Callable 10/1/06 @ 100..........     5,662
   3,000    State Turnpike Authority, Revenue,
              5.00%, 6/1/08...................     3,341
   4,000    State, GO, College Student Loan,
              AMT, 6.50%, 8/1/07, Callable
              8/1/03 @ 100....................     4,018
   5,000    Texas A & M University, Revenue,
              5.38%, 5/15/16..................     5,485
   1,500    Tom Green County, Health
              Facilities, Hospital Revenue,
              Shannon Health System Project,
              6.20%, 5/15/11..................     1,575
                                                --------
                                                  39,631
                                                --------

Continued

ONE GROUP TAX-FREE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       26
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Utah (1.7%):
 $ 1,815    Board of Regents, Lease Revenue,
              Refunding, Dixie College, Series
              A, 5.50%, 5/1/23, Callable
              5/1/09 @ 100, AMBAC.............  $  1,932
   4,340    Salt Lake County, Revenue, 5.50%,
              10/1/11, Callable 10/1/09 @
              100.............................     4,943
   3,205    State Housing Finance Agency,
              Revenue, Single Family Mortgage,
              Issue A-2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA......     3,380
                                                --------
                                                  10,255
                                                --------
Virginia (1.0%):
   4,140    Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA............................     4,656
   1,500    State Housing Development
              Authority, Revenue, Refunding,
              Series E, 5.60%, 11/1/10,
              Callable 11/1/03 @ 102..........     1,548
                                                --------
                                                   6,204
                                                --------
Washington (1.9%):
   5,000    Seattle Municipal Light & Power,
              Revenue, 6.00%, 10/1/18,
              Callable 10/1/09 @ 101..........     5,787

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 5,430    Western Washington University,
              Revenue, 5.50%, 10/1/22,
              AMBAC...........................  $  6,033
                                                --------
                                                  11,820
                                                --------
West Virginia (1.0%):
   5,250    State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101....................     6,006
                                                --------
Wisconsin (1.0%):
   1,370    Housing & Economic Development
              Authority, Revenue, Series A,
              6.15%, 9/1/17, Callable 3/1/05 @
              102.............................     1,437
   4,000    State, GO, Series C, 6.00%,
              5/1/19, Callable 5/1/10 @ 100...     4,555
                                                --------
                                                   5,992
                                                --------
  Total Municipal Bonds                          596,143
                                                --------
INVESTMENT COMPANIES (2.7%):
  16,994    Blackrock Provident Institutional
              Funds, Tax-Free Money Market....    16,994
                                                --------
  Total Investment Companies                      16,994
                                                --------
Total (Cost $556,133)(a)                        $613,137
                                                ========

------------

Percentages indicated are based on net assets of $619,476.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $57,020
                   Unrealized depreciation......................      (16)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $57,004
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS (88.8%):
Alabama (0.0%):
 $   355    Housing Finance Authority,
              Single Family Housing Revenue,
              Series A-1, 5.80%, 10/1/08,
              Callable 4/1/05 @ 102, GNMA...  $      378
                                              ----------
Alaska (1.7%):
   5,200    North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/08, MBIA..........       4,379
   3,235    Northern Tobacco Securitization
              Corp., Tobacco Settlement
              Revenue, 5.40%, 6/1/08........       3,379
   1,335    State Housing Finance Corp.,
              Revenue, Series A-1, 5.30%,
              12/1/12, Callable 12/1/07 @
              101.50, MBIA..................       1,414
   1,305    State Housing Finance Corp.,
              Revenue, Series A-1, 5.15%,
              6/1/13, Callable 6/1/08 @
              101...........................       1,371
  12,940    State Housing Finance Corp.,
              Revenue, Series A, 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA..........................       5,578
   1,150    State Housing Finance Corp.,
              Series A, 3.60%, 6/1/11.......       1,131
   2,750    Student Loan Corp., Revenue,
              Series A, AMT, 5.75%, 7/1/14,
              Callable 7/1/07 @ 100,
              AMBAC.........................       2,874
   1,870    Student Loan Corp., Series A,
              AMT, 6.20%, 7/1/09, Callable
              7/1/06 @ 100, AMBAC...........       2,061
                                              ----------
                                                  22,187
                                              ----------
Arizona (5.0%):
   2,665    Gila County, Certificates of
              Participation, 6.40%,
              6/1/14........................       2,855
   1,000    Gila County, IDA, Revenue, Cobre
              Valley Hospital, 6.00%,
              12/1/20, Callable 12/1/10 @
              101, ACA......................       1,069
   3,260    Housing Finance Authority, IDA,
              3.50%, 7/1/34*................       3,518
   1,000    Maricopa County, IDA, 5.00%,
              7/1/16, Callable 7/1/12 @ 100,
              ACA...........................       1,019
   1,145    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Villas at Augusta Project,
              5.00%, 10/20/10, GNMA.........       1,237

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,275    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Villas at Augusta Project,
              6.40%, 10/20/20, Callable
              10/20/10 @ 105, GNMA..........  $    1,415
  11,705    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Coral Point Apartments
              Project, Series A, 4.95%,
              3/1/28, Callable 3/1/06 @
              101...........................      12,258
   1,385    Maricopa County, IDA,
              Multi-Family Housing Revenue,
              Coral Point Apartments
              Project, Series B, AMT, 5.10%,
              3/1/28, Callable 3/1/06 @
              101...........................       1,451
   2,775    Maricopa County, IDA, Single
              Family Mortgage Revenue,
              3.50%, 3/1/34, Callable 9/1/12
              @ 103.50, GNMA................       2,947
   2,190    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Tierra
              Antigua IDA, Series 15, AMT,
              5.75%, 11/1/34, Callable
              12/1/11 @ 100.................       2,196
   2,840    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Western Groves Apartments,
              Series 4, 5.80%, 11/1/34,
              Callable 12/1/11 @ 100........       2,846
     675    Phoenix, IDA, Single Family
              Mortgage Revenue, 5.88%,
              6/1/16, Callable 6/1/10 @ 102,
              GNMA/FNMA/ FHLMC..............         746
   6,050    Phoenix, IDA, Single Family
              Mortgage Revenue, 3.50%,
              3/1/28, Callable 3/1/12 @ 102,
              GNMA/FNMA/ FHLMC..............       6,437
   2,695    Phoenix, IDA, Single Family
              Mortgage Revenue, 3.50%,
              3/1/34, Callable 9/1/12 @
              103.50, GNMA..................       2,862

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       28
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,570    Pima County, IDA, Education
              Revenue, Arizona Charter
              School Project, Series G,
              6.50%, 7/1/23, Callable 7/1/12
              @ 100.........................  $    1,546
   4,995    Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 5.00%, 5/1/25, Callable
              11/1/10 @ 101, GNMA/
              FNMA/FHLMC....................       5,290
   1,895    Pima County, IDA, Single Family
              Mortgage Revenue, AMT, 5.80%,
              11/1/32, Callable 5/1/10 @
              101, GNMA/FNMA/ FHLMC.........       1,983
   3,000    Pinal County, IDA, Correctional
              Facilities, Revenue, Florence
              West Prison, Series A, 5.00%,
              10/1/18, Callable 10/1/12 @
              100, ACA......................       3,012
   1,250    Pinal County, IDA, Correctional
              Facilities, Revenue, Florence
              West Prison, Series A, 5.25%,
              10/1/22, Callable 10/1/12 @
              100, ACA......................       1,259
   4,890    Tucson & Pima Counties, IDA,
              Single Family Mortgage
              Revenue, 3.50%, 7/1/34........       5,281
   1,215    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1-A, AMT,
              5.70%, 7/1/12, Callable 1/1/10
              @ 101, FNMA/GNMA..............       1,313
     785    Tucson & Pima County, IDA,
              Single Family Mortgage
              Revenue, Series 1-A, AMT,
              6.10%, 7/1/22, Callable 1/1/10
              @ 101, FNMA/GNMA..............         843
                                              ----------
                                                  63,383
                                              ----------
Arkansas (0.1%):
      43    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series B, 7.75%,
              8/1/11, Callable 2/1/04 @
              100...........................          43
     119    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series A-2, 7.90%,
              8/1/11, Callable 8/1/03 @ 103,
              FNMA..........................         122

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $    66    Jacksonville, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series B, 7.75%,
              1/1/11, Callable 7/1/05 @
              103...........................  $       69
     195    Jacksonville, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              1/1/11, Callable 7/1/03 @ 103,
              FNMA..........................         203
     221    Lonoke County, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              4/1/11, FNMA..................         233
      42    Lonoke County, Residential
              Housing Facilities Board,
              Single Family Mortgage
              Revenue, Series B, 7.38%,
              4/1/11, Callable 4/1/03 @
              103...........................          44
     214    Pope County, Residential
              Facilities, Single Family
              Housing Revenue, Series B,
              7.75%, 9/1/11, Callable 8/1/03
              @ 101, FHA....................         219
   1,115    State Development Finance
              Authority, Revenue, Series 1,
              0.00%, 12/1/11................         580
      84    Stuttgart Public Facilities
              Board, Single Family Mortgage
              Revenue, Series B, 7.75%,
              9/1/11, Callable 3/1/06 @
              103...........................          86
     127    Stuttgart Public Facilities
              Board, Single Family Mortgage
              Revenue, Series A-2, 7.90%,
              9/1/11, Callable 9/1/03 @ 103,
              FNMA..........................         132
                                              ----------
                                                   1,731
                                              ----------
California (3.3%):
   4,749    Contra Costa County,
              Multi-Family Mortgage Revenue,
              Crescent Park, Series B,
              7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA...........       5,152
   2,865    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Meridean, Series 9, AMT,
              5.85%, 11/1/34, Mandatory Put
              11/1/16 @ 100.................       2,876

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       29

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 2,875    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Wildwood, Series 10, AMT,
              5.85%, 11/1/34, Mandatory Put
              11/1/16 @ 100.................  $    2,886
   2,650    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Skyway
              Villas, Series 7, AMT, 5.95%,
              11/1/34, Mandatory Put 11/1/16
              @ 100.........................       2,660
     290    Redondo Beach, Redevelopment
              Agency, Residential Mortgage
              Revenue, Series B, 6.25%,
              6/1/11, Callable 6/1/03 @
              100...........................         290
   2,250    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              5.00%, 12/1/11, GNMA/FNMA.....       2,391
     240    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              AMT, 7.75%, 5/1/27............         259
   1,185    Rural Home Mortgage Finance
              Authority, Single Family
              Mortgage Revenue, Series D,
              AMT, 7.10%, 6/1/31, Callable
              6/1/10 @ 102, GNMA/FNMA.......       1,339
   2,730    San Jose, Multi-Family Housing
              Revenue, Helzer Courts
              Apartments, Series A, AMT,
              6.20%, 6/1/19, Callable
              12/1/09 @ 102 (b).............       2,734
   5,000    Southern California Public Power
              Authority, Project Revenue,
              5.25%, 1/1/20.................       5,501
   3,000    State Department Water Resource,
              Public Power Supply, 5.25%,
              5/1/10........................       3,393
   2,000    State Department Water Resource,
              Public Power Supply, 5.50%,
              5/1/10........................       2,225
   5,000    State, GO, 10.41%, 2/1/15*......       6,949
     500    Statewide Communities
              Development Authority,
              Revenue, Certificates of
              Participation, 5.40%, 11/1/15,
              Callable 11/1/03 @ 102........         514

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 3,400    Statewide Community Development
              Authority, Multi-Family
              Revenue, Cudahy Gardens,
              Series J, AMT, 5.60%, 4/1/29,
              Callable 4/1/03 @ 102, LOC:
              Swiss Bank....................  $    3,475
                                              ----------
                                                  42,644
                                              ----------
Colorado (9.2%):
   2,250    Arapahoe County, Single Family
              Mortgage Revenue, 0.00%,
              9/1/10........................       1,697
   1,920    Aurora, IDR, McKesson Corp.,
              Series A, 5.38%, 12/1/11,
              Callable 12/1/04 @ 100........       1,960
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A-2, 0.00%,
              9/1/15, Prerefunded 3/1/13 @
              75.20.........................       2,477
   1,600    Brush Creek Metropolitan
              District, GO, Refunding,
              6.70%, 11/15/09, Callable
              11/15/03 @ 101................       1,654
     755    Cordillera Metropolitan
              District, Eagle County, GO,
              Series A, 6.10%, 12/1/17,
              Callable 12/1/10 @ 100........         811
   2,500    Countrydale Metropolitan
              District, GO, 3.50%, 12/1/32,
              Mandatory Put 12/1/07 @ 100,
              LOC: Compass Bank.............       2,524
   5,000    Denver City & County, Airport
              Revenue, Series A, AMT, 6.00%,
              11/15/10, AMBAC...............       5,740
   9,000    Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/14, Callable 11/15/10 @
              100...........................      10,165
   2,000    Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/12, AMBAC...............       2,268
   1,000    Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/1/10,
              Callable 7/1/08 @ 91.87.......         683
   9,850    Denver City & County, Single
              Family Residential Revenue,
              Series A, 0.00%, 7/10/14,
              Callable 7/1/08 @ 73.56.......       5,313

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       30
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Denver City & County, Special
              Facilities, Airport Revenue,
              Rental Car Project, Series A,
              6.00%, 1/1/13, Callable 1/1/09
              @ 101.........................  $    1,137
   1,180    Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              Series B, 6.00%, 12/15/18,
              Callable 12/15/03 @ 100, LOC:
              Citibank......................       1,189
   2,500    Englewood, Multi-Family Housing
              Revenue, Marks Apartments,
              6.65%, 12/1/26, Callable
              12/1/06 @ 102.................       2,566
   1,000    Erie Water Enterprise, Revenue,
              5.13%, 12/1/10, Callable
              12/1/08 @ 100, ACA............       1,058
   1,135    Health Facilities Authority,
              Revenue, Series A, 6.40%,
              1/1/10, Callable 1/1/07 @
              101...........................       1,124
   1,000    Housing & Finance Authority,
              Multi-Family Housing, 4.35%,
              10/1/10.......................       1,022
     680    Housing & Finance Authority,
              Multi-Family Housing, 4.45%,
              4/1/11........................         692
     450    Housing & Finance Authority,
              Multi-Family Housing, Revenue,
              Class III-A3, 4.90%,
              10/1/11.......................         467
   1,030    Housing & Finance Authority,
              Multi-Family Housing, 4.55%,
              10/1/12.......................       1,049
   1,020    Housing & Finance Authority,
              Multi-Family Housing, 4.65%,
              10/1/13, Callable 10/1/12 @
              100...........................       1,035
   2,720    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series C-3, 5.70%, 10/1/21,
              Callable 11/1/03 @ 100, FHA...       2,722
   2,385    Housing & Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.65%, 10/1/28,
              Callable 4/1/05 @ 102.........       2,484
   1,250    Housing & Finance Authority,
              Revenue, Single Family
              Program, Series B, 5.00%,
              8/1/13, Callable 2/1/11 @
              102...........................       1,327
   4,000    Housing & Finance Authority,
              Series B-5, AMT, 4.80%,
              5/1/30, Callable 5/1/12 @
              100...........................       4,116

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,085    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series A-3, 6.30%, 8/1/12,
              Callable 2/1/11 @ 105.........  $    1,202
     165    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series B, 6.13%, 5/1/13,
              Callable 11/1/04 @ 103,
              FHA/VA........................         173
     205    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series C-2, 7.45%, 6/1/17,
              Callable 6/1/05 @ 105.........         210
     855    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series C-2, AMT, 8.40%,
              10/1/21, Callable 4/1/10 @
              105...........................         919
   1,885    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series B-2, AMT, 6.10%,
              8/1/23, Callable 2/1/11 @
              105...........................       1,988
     145    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series B, 7.50%, 11/1/24,
              Callable 11/1/04 @ 105, FHA...         150
   1,805    Housing & Finance Authority,
              Single Family Housing Revenue,
              Series D-2, AMT, 6.90%,
              4/1/29, Callable 4/1/10 @
              105...........................       1,997
   5,995    Ironwood Trust, GO, Series 00A,
              5.80%, 1/1/04, Mandatory Call
              1/1/04 @ 101 (b)..............       6,320
   3,500    Mesa County, Residential
              Revenue, Refunding, 0.00%,
              12/1/11, ETM..................       2,467
  10,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/07,
              MBIA..........................       9,011
   2,365    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Centennial East Project,
              Series 00-1, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100...........................       2,423

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       31

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,775    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Castel Highlands Project,
              Series 00-2, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100...........................  $    2,843
   1,070    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Landings Project, Series 00-5,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100.................       1,096
   2,040    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Tyler's Creek Project, Series
              00-10, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100........       2,090
   1,585    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Lawrenceville Brisben Project,
              Series 00-11, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100...........................       1,624
   2,075    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Rocky Mountain Project, Series
              00-4, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100........       2,126
   2,950    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Northglenn Project, Series
              00-3, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100........       3,023
   1,370    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Stanford
              Arms, Series 17, AMT, 5.75%,
              11/1/34, Mandatory Put 11/1/16
              @ 100.........................       1,375
   1,935    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Sterling
              Park, Series 13, AMT, 5.80%,
              11/1/34.......................       1,940
   7,480    Northern Metropolitan District,
              Adams County, GO, 6.50%,
              12/1/16, Callable 12/1/07 @
              102, MBIA.....................       8,453
   5,000    Platte River Power Authority,
              Power Revenue, Series EE,
              5.38%, 6/1/13, Callable 6/1/12
              @ 100.........................       5,673

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,005    Pueblo Board Waterworks Water
              Revenue, 6.00%, 11/1/13,
              Callable 11/1/10 @ 100, FSA...  $    1,179
   1,510    Pueblo County, Certificates of
              Participation, Capital
              Construction Corp., 6.25%,
              12/1/10.......................       1,670
   1,000    State Department Human Services,
              Revenue, 4.75%, 12/1/17,
              ACA...........................       1,008
                                              ----------
                                                 118,240
                                              ----------
Connecticut (1.1%):
   4,350    Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.25%,
              10/1/19, Callable 10/1/08 @
              103...........................       4,507
   9,200    Stamford, Housing Authority,
              Multi-Family Housing Revenue,
              Rippowam Project, 6.38%,
              10/1/29, Callable 10/1/08 @
              103...........................       9,557
                                              ----------
                                                  14,064
                                              ----------
Delaware (0.3%):
   3,735    State Housing Authority, Single
              Family Mortgage, 5.17%,
              1/1/30, Callable 7/1/09 @ 101,
              AMBAC.........................       3,846
                                              ----------
District of Columbia (0.1%):
     260    Housing Finance Agency, Single
              Family Housing Revenue, Series
              A, AMT, 5.50%, 12/1/06........         283
     205    Housing Finance Agency, Single
              Family Housing Revenue, Series
              A, AMT, 5.60%, 12/1/07........         224
     285    Housing Finance Agency, Single
              Family Housing Revenue, Series
              A, AMT, 5.65%, 12/1/08........         311
     295    Housing Finance Agency, Single
              Family Housing Revenue, Series
              A, AMT, 5.70%, 12/1/09........         321
                                              ----------
                                                   1,139
                                              ----------
Florida (4.5%):
   5,000    Board of Education, Capital
              Outlay, GO, Series A, 5.50%,
              1/1/06........................       5,536
   2,700    Broward County, GO, Series B,
              5.00%, 1/1/08.................       3,011

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       32
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 6,500    Broward County, Resource
              Recovery Revenue, Series A,
              5.38%, 12/1/10, Callable
              12/1/08 @ 101.................  $    6,989
   2,385    Capital Projects Finance
              Authority, Student Housing,
              Revenue, 5.50%, 10/1/13,
              Callable 10/1/11 @ 102,
              MBIA..........................       2,711
   3,480    Capital Projects Finance
              Authority, Revenue, Airport
              Project, Series I, 4.25%,
              6/1/04........................       3,626
   3,000    Capital Trust Agency, Revenue,
              Seminole Tribe Convention,
              Series C, 6.00%, 10/1/17,
              Callable 10/1/12 @ 101, ACA...       3,188
   4,055    CRS Tax-Exempt Trust,
              Certificates of Participation,
              Series A, 7.38%,
              12/5/21 (b)...................       4,181
   1,860    Escambia County, Housing Finance
              Authority, Multi-Family
              Housing Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 100,
              GNMA..........................       1,863
   1,520    Housing Finance Corp., Homeowner
              Mortgage Revenue, Series 2,
              AMT, 4.75%, 7/1/19, Callable
              6/1/07 @ 101.50, MBIA.........       1,593
     955    Lee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Series A-3,
              AMT, 6.40%, 3/1/28, Callable
              3/1/08 @ 105, GNMA/FNMA/
              FHLMC.........................       1,059
   2,850    Lee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Series A-3,
              AMT, 5.05%, 3/1/29, Callable
              3/1/08 @ 102, GNMA/FNMA/
              FHLMC.........................       2,879
     980    Lee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Series A,
              AMT, 6.85%, 3/1/29, Callable
              9/1/07 @ 105, FNMA/GNMA/
              FHLMC.........................       1,044
     360    Leon County, Housing Finance
              Authority, Multi-County
              Program, Revenue, Series B,
              AMT, 7.30%, 1/1/28,
              GNMA/FHLMC....................         417

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   395    Manatee County, Housing Finance
              Authority, Single Family
              Housing Revenue, Sub-Series 1,
              AMT, 8.38%, 5/1/25, GNMA/
              FHLMC.........................  $      419
   5,000    Miami Health Facilities
              Authority, 5.25%, 8/15/15,
              Callable 8/15/04 @ 102,
              AMBAC.........................       5,350
   1,825    Miami-Dade County, Housing
              Finance Authority, Single
              Family Housing Revenue, Series
              A-1, AMT, 5.90%, 6/1/25,
              Callable 6/1/08 @ 103,
              FHLMC.........................       1,964
   2,900    Miami-Dade County, Split
              Obligation, Revenue,
              Sub-Series A, 0.00%, 10/1/16,
              Callable 4/1/08 @ 65.58,
              MBIA..........................       1,482
   3,000    Orange County, Housing Finance
              Authority, 5.40%, 9/1/32,
              Callable 9/1/12 @ 100,
              GNMA/FNMA.....................       3,237
   2,020    Orange County, Housing Finance
              Authority, Multi-Family
              Housing Revenue, Loma Vista
              Project, Series G, AMT, 5.45%,
              9/1/24, Callable 3/1/09 @
              102...........................       1,924
   1,320    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/08, ACA............       1,112
   1,625    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/09, ACA............       1,301
   1,535    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/12, ACA............       1,042
   2,345    Tampa Water & Sewer Revenue,
              0.00%, 10/1/05................       2,224
                                              ----------
                                                  58,152
                                              ----------
Georgia (3.0%):
   1,500    Atlanta Airport Facilities,
              Revenue, Series A, 6.50%,
              1/1/08, AMBAC.................       1,766
   1,000    Atlanta Urban Residential
              Finance Authority, Single
              Family Housing Revenue, 0.00%,
              10/1/16, Prerefunded 4/1/15 @
              85.46, AMBAC/FNMA.............         490

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       33

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 1,000    Atlanta Urban Residential
              Finance Authority, 4.55%,
              12/1/28, City Capital Project,
              FNMA*.........................  $    1,054
   2,805    Clayton County, Housing
              Authority, Multi-Family
              Housing Revenue, Southlake
              Cove Project, 5.60%, 12/20/13,
              Callable 12/20/12 @ 104,
              GNMA..........................       3,079
   2,500    Coweta County School District,
              GO, Sales Tax, 5.00%,
              8/1/06........................       2,765
   5,000    De Kalb County, Housing
              Authority, Multi-Family
              Housing Revenue, Friendly
              Hills Apartments, Series A,
              AMT, 7.05%, 1/1/39, Callable
              1/1/08 @ 104, FHA.............       5,483
   1,765    Fulton County, Housing
              Authority, Multi-Family
              Housing Revenue, Concorde
              Place Apartments Project,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102.........       2,072
   5,000    Milledgeville-Baldwin County
              Development Authority, Student
              Housing Revenue, 5.00%,
              9/1/32, Mandatory Put 9/1/04 @
              100, LOC: First Union National
              Bank..........................       5,243
   2,245    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Stonecrest, Series 8, AMT,
              5.90%, 11/1/34, Callable
              12/1/11 @ 100.................       2,251
     400    State Housing & Finance
              Authority, Single Family
              Housing Revenue, Series A-1,
              5.55%, 12/1/11, Callable
              3/1/10 @ 100..................         436
   2,265    State Housing & Finance
              Authority, Single Family
              Housing Revenue, Sub-Series
              D-3, 4.85%, 6/1/17, Callable
              12/1/10 @ 100.................       2,350
   2,050    State Housing & Finance
              Authority Revenue, Single
              Family Housing Revenue,
              Sub-Series C-1, 5.55%,
              12/1/16, Callable 12/1/07 @
              101.50........................       2,175
   8,400    State, Series D, 5.80%, 11/1/12,
              Callable 11/1/09 @ 102........       9,813
                                              ----------
                                                  38,977
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Hawaii (1.5%):
 $ 1,210    Honolulu City & County, Mortgage
              Revenue, Smith-Beretania,
              Series 8A, 4.80%, 1/1/12,
              Callable 1/1/04 @ 100, MBIA...  $    1,216
   4,250    State Department Budget &
              Finance Special Purpose,
              2.70%, 11/1/21*...............       4,250
   1,750    State Department Budget &
              Finance Special Purpose,
              6.66%, 11/1/21*...............       1,750
   2,500    State Department Budget &
              Finance Special Purpose,
              2.70%, 12/15/23, Callable
              12/15/03 @ 100................       1,830
   2,500    State Department Budget &
              Finance Special Purpose,
              8.06%, 12/15/23, Callable
              12/15/03 @ 100................       2,500
   6,000    State Department Budget &
              Finance, Special Purpose,
              10.26%, 11/1/21*..............       5,700
   1,345    State Housing & Community
              Development Corp.,
              Multi-Family Housing Revenue,
              Sunset Villas, 5.00%, 7/20/11,
              GNMA..........................       1,435
                                              ----------
                                                  18,681
                                              ----------
Idaho (0.8%):
   1,230    Blaine County School District
              #61, GO, 5.00%, 7/30/10,
              AMBAC.........................       1,371
   1,555    Blaine County School District
              #61, Hailey, 5.00%, 7/30/08...       1,740
   1,740    Blaine County School District
              #61, Hailey, 5.00%, 7/30/09...       1,948
     895    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Sub-Series A, 5.35%,
              7/1/11, Callable 1/1/08 @
              101.50, FHA/VA................         938
     665    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series E-2, AMT,
              5.95%, 7/1/14, Callable 1/1/07
              @ 101.50......................         727

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       34
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,130    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series H, AMT, 6.05%,
              7/1/14, Callable 1/1/07 @ 102,
              FHA/ VA.......................  $    1,195
     775    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series D, AMT, 6.45%,
              7/1/14, Callable 1/1/06 @ 102,
              FHA...........................         809
   1,970    Housing & Finance Association,
              Single Family Mortgage
              Revenue, Series D-2, AMT,
              4.95%, 7/1/28, Callable 1/1/08
              @ 101.50, FHA.................       2,071
                                              ----------
                                                  10,799
                                              ----------
Illinois (4.7%):
  12,410    Aurora, Multi-Family Housing
              Revenue, Covey Fox Valley
              Apartments Project, 5.30%,
              11/1/27, Callable 11/1/05 @
              101...........................      13,122
   4,575    Chicago City Colleges, Capital
              Improvement, GO, 6.00%,
              1/1/10, FGIC..................       5,355
   4,450    Chicago Heights, GO, Series A,
              5.65%, 12/1/16, Callable
              12/1/08 @ 100, FGIC...........       5,005
   2,430    Chicago Public Building
              Commission, Building Revenue,
              Chicago School Reform, Series
              B, 5.25%, 12/1/15, FGIC.......       2,730
     115    Chicago, Single Family Mortgage
              Revenue, Series B, 0.00%,
              10/1/09, MBIA.................          72
     170    Chicago, Single Family Mortgage
              Revenue, 5.40%, 9/1/10,
              GNMA/FNMA/FHLMC...............         181
     880    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 5.60%,
              9/1/19, Callable 3/1/10 @ 102,
              GNMA/FNMA/ FHLMC..............         912
   1,050    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105,
              GNMA/FNMA/ FHLMC..............       1,063

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $   795    Chicago, Single Family Mortgage
              Revenue, Series B, AMT, 7.63%,
              9/1/27, Callable 6/15/06 @
              105, GNMA/FNMA/ FHLMC.........  $      861
     750    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA/FNMA/ FHLMC..............         789
     770    Chicago, Single Family Mortgage
              Revenue, 7.00%, 3/1/32,
              Callable 9/1/10 @ 105,
              GNMA/FNMA/FHLMC...............         847
   3,000    Chicago, Single Family Mortgage
              Revenue, Series B, 3.50%,
              4/1/26, GNMA/FNMA/ FHLMC*.....       3,236
   2,000    Chicago, Single Family Mortgage
              Revenue, Series B, 4.00%,
              10/1/33, GNMA/FNMA/ FHLMC.....       2,143
   1,195    Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable
              12/1/08 @ 102.................       1,050
   2,570    Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable
              12/1/08 @ 102.................       2,228
   1,000    Cook County, School District
              #219, Niles Township, GO,
              5.88%, 12/1/12, Callable
              12/1/10 @ 100, FGIC...........       1,151
   2,660    Cook County, School District
              #219, Niles Township, GO,
              5.88%, 12/1/13, Callable
              12/1/10 @ 100, FGIC...........       3,080
     195    Danville, Single Family Mortgage
              Revenue, Refunding, 7.30%,
              11/1/10, Callable 11/1/03 @
              102...........................         201
   2,745    De Kalb & Ogle Counties,
              Community College District
              #523, 5.75%, 2/1/13, Callable
              2/1/10 @ 100, FSA.............       3,117
   2,270    Moline, Mortgage Revenue, Sub-
              Series 1, 0.00%, 5/1/11,
              Callable 5/1/03 @ 57.48.......       1,262

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       35

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $   405    Peoria Moline & Freeport Single
              Family Revenue, Series A, AMT,
              7.60%, 4/1/27, Callable
              10/1/05 @ 105, GNMA...........  $      439
   3,500    Peru, IDR, Consolidated
              Freightways Corp. Project,
              Series B, 5.25%, 1/1/04 (b)...         700
   3,430    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              6.50%, 7/20/15, Callable
              7/20/10 @ 105.................       3,852
   4,465    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series A,
              6.60%, 7/20/21, Callable
              7/20/10 @ 105.................       4,985
   2,225    Winnebago County, School
              District #122, GO, 0.00%,
              1/1/12, FSA...................       1,543
                                              ----------
                                                  59,924
                                              ----------
Indiana (2.4%):
   4,900    Fremont, IDR, Consolidated
              Freightways Corp. Project,
              5.25%, 5/1/04 (b).............         980
   2,000    Indianapolis, Local Public
              Improvements Bond Bank,
              Revenue, Series A, 6.50%,
              1/1/08........................       2,360
  14,095    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102.................      14,987
   1,000    South Bend Parking Revenue,
              6.20%, 1/1/08, Callable 1/1/03
              @ 100.........................       1,002
   2,500    State Housing Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.45%, 7/1/14, Callable 7/1/05
              @ 102, FHA/VA.................       2,596
   3,130    State Toll Finance Authority,
              Toll Road Revenue, 6.00%,
              7/1/15, Callable 7/1/03 @
              100...........................       3,134
   4,550    Transportation Finance
              Authority, Highway Revenue,
              Series A, 5.75%, 6/1/12,
              AMBAC.........................       5,321
                                              ----------
                                                  30,380
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Iowa (0.3%):
 $ 1,280    Finance Authority, Single Family
              Mortgage Revenue, 0.00%,
              9/1/16, AMBAC.................  $      286
   3,270    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Town
              Center Villas, Series 12, AMT,
              5.80%, 11/1/34, Callable
              12/1/11 @ 100.................       3,279
                                              ----------
                                                   3,565
                                              ----------
Kansas (2.0%):
     695    Johnson County, Single Family
              Mortgage Revenue, 7.10%,
              5/1/12, Callable 5/1/04 @
              103...........................         726
     155    Labette County, Single Family
              Mortgage Revenue, Series A,
              8.40%, 12/1/11, Callable
              6/1/03 @ 103..................         160
   2,505    Olathe County, Multi-Family
              Housing Revenue, Series A,
              5.75%, 7/1/12, Callable 7/1/07
              @ 101.........................       2,600
     935    Olathe County, Multi-Family
              Housing Revenue, Series B,
              AMT, 5.80%, 7/1/12, Callable
              7/1/07 @ 101..................         957
      95    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series B-2, 7.80%,
              5/1/14, Callable 11/1/04 @
              103, GNMA.....................          96
     105    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series B-1, 8.05%,
              5/1/14, GNMA..................         106
     335    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series A, 8.05%,
              5/1/24, Callable 11/1/04 @
              105, GNMA.....................         362
     160    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series C-2, 7.80%,
              11/1/24, Callable 11/1/04 @
              105, GNMA.....................         170

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       36
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 3,000    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series A, AMT, 3.00%,
              6/1/28, Callable 6/1/12 @ 103,
              GNMA/FNMA.....................  $    3,189
   8,385    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series A, AMT, 3.50%,
              6/1/28, Callable 6/1/12 @ 103,
              GNMA/FNMA.....................       8,990
   2,000    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, Series A, AMT, 3.50%,
              12/1/33, Callable 6/1/12 @
              104.50, GNMA/FNMA.............       2,119
   4,760    Sedgwick & Shawnee Counties,
              Single Family Mortgage
              Revenue, 6.45%, 12/1/33,
              GNMA*.........................       5,251
     425    Shawnee County, Single Family
              Mortgage Revenue, 0.00%,
              10/1/16, Callable 4/1/03 @
              25.245, MBIA..................         105
   1,060    State Development Finance
              Authority, Multi-Family
              Housing Revenue, Series O,
              6.50%, 6/20/34, Callable
              6/20/09 @ 104, GNMA...........       1,155
                                              ----------
                                                  25,986
                                              ----------
Kentucky (1.1%):
  10,475    Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series B, 0.00%,
              10/1/06, MBIA.................       9,600
   1,715    Economic Development Finance
              Authority, Health System
              Revenue, Norton Healthcare,
              Inc., Series C, 0.00%,
              10/1/06, MBIA.................       1,643
   1,805    Greater Housing Assistance
              Corp., Mortgage Revenue,
              Castle Village Apartments
              Project, Series A, 5.90%,
              2/1/24, Callable 2/1/03 @ 100,
              FHA...........................       1,806
     865    Meade County, PCR, Olin Corp.
              Project, 6.00%, 7/1/07,
              Callable 7/1/03 @ 100.........         874
                                              ----------
                                                  13,923
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana (3.8%):
 $ 2,950    Calcasieu Parish Public
              Transportation Authority,
              Single Family Mortgage
              Revenue, Series A, AMT, 6.05%,
              4/1/32, Callable 4/1/11 @ 103,
              GNMA/FNMA.....................  $    3,198
   4,250    Calcasieu Parish Public
              Transportation Authority,
              Single Family Mortgage
              Revenue, Series A, AMT, 5.85%,
              10/1/32, Callable 4/1/11 @
              105, GNMA/FNMA................       4,716
   1,000    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              4.50%, 4/1/33, Callable 4/1/12
              @ 105, GNMA/FNMA..............       1,078
     860    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A,
              AMT, 5.55%, 4/1/12, Callable
              4/1/08 @ 102, GNMA/FNMA.......         905
     455    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series B, AMT, 8.00%, 3/1/25,
              GNMA/FHLMC....................         495
   2,845    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series D-2, AMT, 7.05%,
              6/1/31, Callable 6/1/10 @
              101...........................       3,208
     220    Iberia Home Mortgage Authority,
              Single Family Mortgage
              Revenue, Refunding, 7.38%,
              1/1/11, Callable 7/1/03 @
              103...........................         228
   1,460    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series D-1,
              7.50%, 6/1/26, Callable 6/1/10
              @ 105, GNMA/FNMA..............       1,659
   1,995    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series C-1,
              7.00%, 6/1/29, Callable 6/1/10
              @ 105, GNMA/FNMA..............       2,267
   2,260    Jefferson Parish Home Mortgage
              Authority, Single Family
              Mortgage Revenue, Series B-1,
              AMT, 6.65%, 12/1/33, Callable
              6/1/11 @ 105, GNMA/FNMA.......       2,498

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       37

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 2,000    Lake Charles Harbor & Term,
              Distribution Revenue, Reynolds
              Metals Co. Project, 5.50%,
              5/1/06, Callable 12/15/03 @
              100...........................  $    2,024
   2,000    New Orleans, GO, 5.50%, 12/1/18,
              FGIC..........................       2,288
   3,890    Public Facilities Authority,
              Multi-Family Housing Revenue,
              7.75%, 11/1/16, Callable
              11/1/03 @ 101.................       3,956
     255    Public Facilities Authority,
              Single Family Mortgage
              Revenue, Series C, 8.45%,
              12/1/12, Callable 10/1/03 @
              101, FHA/VA...................         261
       7    Public Facilities Authority,
              Single Family Mortgage
              Revenue, 7.50%, 10/1/15,
              Callable 6/1/05 @ 100.........           7
   3,095    Shreveport, GO, Series A, 6.00%,
              5/1/09, FGIC..................       3,630
   3,475    St. Tammany Public Trust Finance
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18,
              Callable 11/15/08 @ 102.......       3,251
   4,460    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/11, FSA...................       5,164
   4,320    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/12, FSA...................       5,027
   2,290    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA...................       2,672
                                              ----------
                                                  48,532
                                              ----------
Maine (0.5%):
   2,375    State Housing Authority,
              Mortgage Revenue, Series C-2,
              AMT, 6.15%, 11/15/17, Callable
              11/15/05 @ 102, AMBAC.........       2,487
     810    State Housing Authority, Single
              Family Housing Revenue, Series
              I, AMT, 0.00%, 11/1/10,
              Callable 11/1/06 @ 80.21......         544
     535    State Housing Authority, Single
              Family Housing Revenue, Series
              I, AMT, 0.00%, 11/1/11,
              Callable 11/1/06 @ 75.35......         335

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Maine, continued:
 $ 2,500    State Housing Authority, Single
              Family Housing Revenue, Series
              B-1, 6.05%, 11/15/16, Callable
              11/15/05 @ 102, AMBAC.........  $    2,648
     925    State Housing Authority, Single
              Family Housing Revenue, Series
              C, AMT, 6.10%, 11/15/16,
              Callable 11/15/06 @ 102.......         980
                                              ----------
                                                   6,994
                                              ----------
Maryland (1.0%):
   1,140    Baltimore County, Multi-Family
              Housing Revenue, Series A,
              0.00%, 9/1/24, Callable 9/1/07
              @ 40.55, FHA..................         360
   2,600    Baltimore Port Facilities
              Revenue, 6.50%, 12/1/10,
              Callable 6/1/03 @ 102.........       2,690
   6,495    Prince Georges County Housing
              Authority, Multi-Family
              Housing Revenue, Foxglenn
              Apartments, Series A, AMT,
              0.00%, 5/20/22, Callable
              5/20/03 @ 34.06...............       2,164
   5,460    Prince Georges County Housing
              Authority, Residual Revenue,
              0.00%, 11/1/20................       1,852
   3,800    Prince Georges County, Housing
              Authority, 3.50%, 12/1/34,
              Callable 6/1/12 @102, FNMA/
              FHLMC.........................       4,076
   1,240    State Community Development,
              Multi-Family Housing Revenue,
              Series E, AMT, 6.85%, 5/15/25,
              Callable 5/15/04 @ 102,
              GNMA/FHA......................       1,286
                                              ----------
                                                  12,428
                                              ----------
Massachusetts (0.4%):
     730    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series 21, AMT,
              7.13%, 6/1/25, Callable 6/1/03
              @ 101.........................         742
   2,500    State Housing Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.40%, 12/1/15,
              Callable 6/1/06 @ 102,
              AMBAC.........................       2,603

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       38
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $ 1,465    State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08
              @ 105, FHA....................  $    1,647
                                              ----------
                                                   4,992
                                              ----------
Michigan (0.4%):
   4,000    State Building Authority,
              Revenue, Facilities Program,
              Series 1, 5.00%, 10/15/12,
              Callable 10/15/10 @ 100.......       4,374
     610    State Housing Development
              Authority, Revenue, Series B,
              AMT, 4.60%, 12/1/28, Callable
              11/1/08 @ 101.................         642
                                              ----------
                                                   5,016
                                              ----------
Minnesota (0.6%):
     680    Blaine, IDR, Consolidated
              Freightways Corp. Project,
              5.15%, 1/1/04 (b).............         136
   1,200    Maplewood, Multi-Family Housing
              Revenue, 6.50%, 9/1/24,
              Callable 9/1/04 @ 102, FHA....       1,253
   1,625    Minneapolis Community
              Development Agency,
              Multi-Family Housing Revenue,
              Riverside Homes Project,
              6.10%, 9/1/19, Callable 9/1/09
              @ 102.........................       1,658
   2,950    Minneapolis, Mortgage Revenue,
              0.00%, 10/1/12, Callable
              10/1/05 @ 100.................       1,553
   2,755    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series A, 5.75%,
              7/1/18, Callable 7/1/09 @
              100...........................       2,902
                                              ----------
                                                   7,502
                                              ----------
Mississippi (0.5%):
   3,800    Higher Education Assistance
              Corp., Student Loan Revenue,
              Series B-3, AMT, 5.45%,
              3/1/10, GSL...................       4,085
     340    Home Corp., Single Family
              Mortgage Revenue, Access
              Program, Series F, AMT, 7.10%,
              12/1/10, Callable 12/1/04 @
              103, GNMA.....................         347

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Mississippi, continued:
 $   675    Home Corp., Single Family
              Mortgage Revenue, Access
              Program, Series B, AMT, 7.90%,
              3/1/25, Callable 3/1/05 @ 106,
              GNMA..........................  $      713
     470    Home Corp., Single Family
              Mortgage Revenue, Series A,
              AMT, 5.25%, 6/1/30, Callable
              6/1/09 @ 102, GNMA/FNMA.......         476
   1,000    State, Gaming Counties Highway
              Improvements, GO, Series A,
              5.50%, 7/1/08.................       1,143
                                              ----------
                                                   6,764
                                              ----------
Missouri (1.3%):
     915    Cameron Individual Development
              Authority, Cameron Community
              Hospital, 6.25%, 12/1/12,
              Callable 12/1/10 @ 101, ACA...       1,034
   1,700    Kansas City, IDA, Multi-Family
              Housing Revenue, Village Green
              Apartments Project, AMT,
              6.25%, 4/1/30, Callable 4/1/08
              @ 102 (b).....................       1,506
   3,200    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Lakewood, Series 6, AMT,
              5.75%, 11/1/34, Mandatory Put
              11/1/16 @ 100.................       3,213
   2,380    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Oak
              Crossing IDA, Series 11, AMT,
              5.75%, 11/1/34, Callable
              12/1/11 @ 100.................       2,386
   2,995    St. Louis County Housing
              Authority, Multi-Family
              Housing Revenue, Oakmont
              Hathaway & Brighton, Series A,
              4.55%, 5/1/31, Callable 5/1/11
              @ 100, FNMA...................       3,058
   1,225    State Housing Development,
              Single Family Mortgage
              Revenue, Series B, AMT, 6.15%,
              3/1/20, Callable 3/1/10 @ 100,
              GNMA/FNMA.....................       1,303

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       39

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 2,065    State Housing Development,
              Single Family Mortgage
              Revenue, Series C-1, AMT,
              7.15%, 3/1/32, Callable 9/1/10
              @ 101, GNMA/FNMA..............  $    2,320
   2,000    University City, Multi-Family
              Housing Revenue, 7.38%,
              3/1/21........................       2,100
                                              ----------
                                                  16,920
                                              ----------
Montana (1.2%):
   7,400    Forsyth, PCR, Portland General
              Electric Co., Series A, 4.60%,
              5/1/33, Putable 5/1/03 @
              100...........................       7,274
   5,000    Forsyth, PCR, Portland General
              Electric Co., Series B, 4.75%,
              5/1/33, Putable 5/1/03 @
              100...........................       4,898
   1,975    Great Falls, Multi-Family
              Mortgage Revenue, Autumn Run
              Project, AMT, 4.90%, 1/1/38,
              Callable 1/1/05 @ 103, LOC:
              U.S. Bank Trust...............       2,092
   1,460    State Board Housing, Single
              Family Housing Revenue, Series
              A-2, AMT, 6.05%, 12/1/12,
              Callable 12/1/06 @ 102,
              FHA/VA........................       1,510
                                              ----------
                                                  15,774
                                              ----------
Nebraska (0.9%):
   2,200    American Public Energy Agency,
              Gas Supply Revenue, Public Gas
              Agency Project, Series C,
              4.00%, 9/1/08, AMBAC..........       2,345
   3,000    Lancaster County, IDR,
              Archer-Daniels-Midland Co.
              Project, 5.90%, 11/1/07,
              Callable 11/1/03 @ 100........       3,072
   4,500    Public Power District Revenue,
              Series A, 5.00%, 1/1/07.......       4,981
   1,000    State, Certificates of
              Participation, Nebraska
              Information System Project,
              4.40%, 7/1/08.................       1,085
                                              ----------
                                                  11,483
                                              ----------
Nevada (1.0%):
     995    Clark County Housing Finance
              Corp., Mortgage Revenue,
              Highland Village, 5.80%,
              2/1/15, Callable 2/1/03 @ 100,
              FHA...........................         995

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $ 3,005    Clark County Housing Finance
              Corp., Mortgage Revenue,
              Highland Village, 6.15%,
              2/1/24, Callable 2/1/03 @ 100,
              FHA...........................  $    3,006
   1,645    Housing Division, Multi-Unit
              Housing, Citivista Project,
              Series A, AMT, 5.45%, 10/1/15,
              Callable 10/1/10 @ 100,
              FNMA..........................       1,728
     450    Housing Division, Single Family
              Mortgage Revenue, Sub-Series
              B-1, AMT, 6.00%, 4/1/10,
              Callable 4/1/07 @ 102.........         477
     695    Housing Division, Single Family
              Mortgage Revenue, Sub-Series
              A-1, AMT, 5.20%, 4/1/11,
              Callable 4/1/08 @ 101.50......         726
     885    Housing Division, Single Family
              Mortgage Revenue, Series C,
              AMT, 6.60%, 4/1/14, Callable
              4/1/06 @ 102, FHA/VA..........         964
   1,850    Housing Division, Single Family
              Mortgage Revenue, Series A-2,
              AMT, 5.20%, 10/1/18, Callable
              4/1/09 @ 101, FHA.............       1,903
     200    Housing Division, Single Family
              Mortgage Revenue, Series B-2,
              AMT, 7.90%, 10/1/21, Callable
              4/1/03 @ 100, FHA/VA..........         200
   2,060    Las Vegas, Special Improvement
              District #707, Special
              Assessment, 5.40%, 6/1/14,
              Callable 6/1/08 @ 102, FSA....       2,216
                                              ----------
                                                  12,215
                                              ----------
New Hampshire (0.1%):
   1,185    Health & Educational Facilities
              Authority, Revenue, 5.00%,
              7/1/13........................       1,248
                                              ----------
New Mexico (1.1%):
   1,000    Educational Assistance
              Foundation, Student Loan
              Program, Revenue, Sub-Series
              A-2, AMT, 6.20%, 11/1/08,
              Callable 11/1/06 @ 102, GSL...       1,001
     600    Educational Assistance
              Foundation, Student Loan
              Program, Revenue, Sub-Series
              A-2, AMT, 6.30%, 11/1/09,
              Callable 11/1/06 @ 102, GSL...         600

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       40
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $   850    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.05%, 7/1/16, Callable 7/1/07
              @ 102, FNMA/GNMA/FHLMC........  $      914
     250    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, 6.90%,
              7/1/24, Callable 1/1/03 @
              100...........................         250
     320    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series H, AMT, 6.45%,
              7/1/25, Callable 1/1/06 @ 102,
              GNMA/FNMA.....................         337
   2,465    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              6.00%, 1/1/29, Callable 1/1/08
              @ 102, FNMA/GNMA/FHLMC........       2,634
   1,330    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series A-2, AMT,
              4.60%, 9/1/29, Callable 9/1/08
              @ 102, FNMA/GNMA..............       1,414
   2,350    Mortgage Finance Authority,
              Single Family Mortgage
              Revenue, Series E-2, AMT,
              6.80%, 3/1/31, Callable 9/1/09
              @ 102.50, GNMA/FNMA/ FHLMC....       2,663
   1,685    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Valencia
              Apartments, Series 2, AMT,
              5.85%, 5/1/34, Callable 6/1/11
              @ 100.........................       1,689
   2,000    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Manzano Mesa Apartments,
              Series 2, 5.95%, 11/1/34,
              Callable 12/1/11 @ 100........       2,001
                                              ----------
                                                  13,503
                                              ----------
New York (3.1%):
   5,000    GO, Series B, 6.38%, 8/15/09....       5,532
   3,345    Housing Corp., Revenue, 5.00%,
              11/1/13, Callable 11/1/03 @
              102...........................       3,502

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 4,160    Munimae Trust, RHA Affordable
              Housing, Inc., Class A, 6.15%,
              11/1/39, Callable 4/1/08 @
              101...........................  $    4,190
   1,390    New York Counties Tobacco Trust
              II, Tobacco Settlement
              Revenue, 5.75%, 6/1/13,
              Callable 6/1/11 @ 101.........       1,495
   2,500    New York, GO, Series A, 5.25%,
              11/1/08.......................       2,712
   5,000    New York, GO, Series C, 5.50%,
              8/1/13........................       5,367
   1,000    New York, GO, Series E, 5.25%,
              8/1/08........................       1,083
   4,000    New York, GO, Series F, 5.25%,
              8/1/07........................       4,334
   5,000    New York, GO, Series H, 5.00%,
              8/1/09........................       5,506
   3,000    New York, N.Y. Series C, 5.50%,
              11/15/10, Callable 11/15/07 @
              101...........................       3,201
     700    State Mortgage Agency Revenue,
              4.70%, 4/1/24, Callable 3/1/08
              @ 101.........................         728
   2,000    State, GO, Series A, 5.25%,
              8/1/10, Callable 8/1/07 @
              101...........................       2,109
                                              ----------
                                                  39,759
                                              ----------
North Carolina (0.5%):
   1,020    Housing Finance Agency, Home
              Ownership Revenue, 5.95%,
              1/1/27, Callable 1/1/10 @ 100,
              AMT...........................       1,086
   5,000    Municipal Power Agency #1,
              Catawba Electric, 9.37%,
              1/1/20, MBIA..................       5,218
                                              ----------
                                                   6,304
                                              ----------
North Dakota (0.1%):
   1,100    State Housing Finance Agency,
              Housing Finance Program
              Revenue, Series A, AMT, 6.00%,
              7/1/17, Callable 1/1/07 @
              102...........................       1,151
                                              ----------
Ohio (4.7%):
   6,000    Akron, Municipal Baseball
              Stadium, Certificates of
              Participation, 6.90%, 12/1/16,
              Callable 12/1/06 @ 102........       6,695

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       41

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   825    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/07, Callable 6/11/07 @
              97.36, AMBAC..................  $      626
     810    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/08, Callable 6/11/07 @
              91.99, AMBAC..................         580
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/10, Callable 6/11/07 @
              82.13, AMBAC..................         524
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/11, Callable 6/11/07 @
              77.61, AMBAC..................         492
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/13, Callable 6/11/07 @
              69.29, AMBAC..................         442
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/14, Callable 6/11/07 @
              65.47, AMBAC..................         415
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/16, Callable 6/11/07 @
              58.45, AMBAC..................         373
     815    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/17, Callable 6/11/07 @
              55.23, AMBAC..................         350
     820    Cleveland, Non-Tax Stadium
              Revenue, Series A, 0.00%,
              12/1/19, Callable 6/11/07 @
              49.31, AMBAC..................         314
     810    Cleveland, Non-Tax Stadium
              Revenue, Series B, 0.00%,
              12/1/20, Callable 6/11/07 @
              46.59, AMBAC..................         293
   1,445    Cleveland-Cuyahoga County Port
              Authority, Port Development
              Revenue, C & P Docks Project,
              Series 1, AMT, 6.00%, 3/1/07,
              ETM...........................       1,599
   2,150    Cleveland-Cuyahoga County Port
              Authority, Revenue, 5.38%,
              5/15/18, Callable 5/15/08 @
              102...........................       2,141

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,225    Cleveland-Cuyahoga County, Port
              Authority, 5.25%, 11/15/15,
              Callable 5/15/12 @ 102........  $    2,190
   1,055    Cleveland-Cuyahoga County, Port
              Authority Revenue, Series A,
              6.20%, 5/15/22, Callable
              5/15/12 @ 102.................       1,085
     695    Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16,
              Callable 5/15/15 @ 102........         726
   1,000    Cuyahoga County, Multi-Family
              Housing Revenue, Longwood
              Project, 4.75%, 1/20/11,
              GNMA..........................       1,045
   1,000    Delaware County Sewer, GO,
              5.25%, 12/1/15................       1,089
   2,470    Franklin County, Multi-Family
              Housing Revenue, Series B,
              6.40%, 11/1/35, Callable
              11/1/08 @ 102 (b).............       1,975
   1,065    Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA..........................       1,084
   2,710    Housing Finance Agency, Mortgage
              Revenue, Series A-2, AMT,
              6.38%, 3/1/25, Callable 9/1/04
              @ 102, GNMA...................       2,814
   1,210    Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio Bond Funding, Series E,
              AMT, 6.10%, 11/15/10..........       1,235
     840    Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio Bond Funding, Series F,
              AMT, 6.00%, 11/15/07..........         897
     430    Lucas County, Mortgage Revenue,
              Swan Creek Apartments Project,
              Series A, 5.35%, 12/20/10,
              GNMA..........................         440
   1,080    Lucas County, Mortgage Revenue,
              Swan Creek Apartments Project,
              Series A, 5.95%, 12/20/21,
              Callable 12/20/10 @ 102,
              GNMA..........................       1,156
   5,250    Mahoning Valley, District Water
              Revenue, 7.75%, 5/15/14,
              Callable 5/15/04 @ 102........       5,806

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       42
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,500    Montgomery County, Health Care
              Facilities Revenue, Mary Scott
              Project, Series A, 6.55%,
              9/20/32, Callable 9/1/11 @
              101, GNMA.....................  $    2,761
   4,500    Montgomery County, Hospital
              Revenue, Kettering Medical
              Center, 5.63%, 4/1/16,
              Callable 4/1/06 @ 102, MBIA...       4,997
   2,535    Ohio Capital Corp., Housing
              Mortgage Revenue, Fish Creek
              Plaza, Series A, 6.00%,
              8/1/24, Callable 8/1/03 @
              100...........................       2,545
   4,525    Ohio Housing Finance Agency,
              Mortgage Revenue, 4.63%,
              9/1/31, Callable 1/1/11 @ 100,
              GNMA..........................       4,725
   1,000    State Mental Health, Capital
              Facilities, Series II-B,
              5.50%, 6/1/15, Callable 6/1/11
              @ 100.........................       1,120
   1,000    State Mortgage, Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @ 102,
              FHA...........................       1,081
   1,030    Toledo Lucas County Port
              Authority, Development
              Revenue, Series C, 6.00%,
              5/15/11.......................       1,086
     500    Toledo Lucas County Port
              Authority, Revenue, Northwest
              Ohio Bond Fund, Series D, AMT,
              6.00%, 5/15/11................         520
   1,090    Toledo Lucas County, Port
              Authority Development, 4.35%,
              11/15/07......................       1,134
   1,590    Toledo Lucas County, Port
              Authority Development, 5.35%,
              11/15/12......................       1,654
   1,770    Toledo, Lucas County Port
              Authority, Development
              Revenue, Series A, AMT, 5.90%,
              5/15/10.......................       1,893
                                              ----------
                                                  59,902
                                              ----------
Oklahoma (1.0%):
   2,025    Broken Arrow Public Golf
              Authorization, Recreational
              Facilities Revenue, 7.25%,
              8/1/20, Callable 8/1/05 @ 105,
              LOC: Radian...................       2,303

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
 $ 4,875    Canadian County Home Finance
              Authority, Single Family
              Mortgage Revenue, Series A,
              6.70%, 9/1/32, Callable 9/1/10
              @ 104, GNMA...................  $    5,368
   1,316    Canadian County Partners Trust,
              5.10%, 8/1/23.................       1,390
   1,000    Development Finance Authority,
              Oklahoma University, Revenue,
              Series A, 5.45%, 7/1/10,
              Callable 7/1/05 @ 101, FSA....       1,093
   1,515    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program,
              Series A, 7.05%, 9/1/26,
              Callable 9/1/06 @ 105, GNMA...       1,621
   1,430    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program,
              Series B-2, AMT, 7.63%,
              9/1/26, Callable 3/1/06 @
              105...........................       1,550
                                              ----------
                                                  13,325
                                              ----------
Oregon (2.2%):
   2,215    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 5.50%, 6/15/10......       2,557
   2,395    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 6.00%, 6/15/11,
              Callable 6/15/10 @ 100........       2,800
   3,520    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 6.00%, 6/15/12,
              Callable 6/15/10 @ 100........       4,064
   3,920    Clackamas County, School
              District #62, Oregon City, GO,
              Series C, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100........       4,569
   3,145    Keizer Urban Renewal Agency,
              Revenue, North River Economic,
              Series A, 5.00%, 12/1/12......       3,416
   2,170    Marion County, Housing
              Authority, Revenue, Elliott
              Residence, AMT, 7.50%,
              10/20/37, Callable 10/20/06 @
              105, GNMA.....................       2,418
   3,010    Port Portland, Series A, 0.00%,
              3/1/07, GO....................       2,702

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       43

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 1,545    Portland Housing Authority,
              Multi-Family Housing Revenue,
              Berry Ridge Project, AMT,
              6.13%, 5/1/17, Callable 5/1/07
              @ 100, LOC: U.S. National Bank
              of Oregon.....................  $    1,595
   1,000    Portland Housing Authority,
              Multi-Family Housing Revenue,
              Berry Ridge Project, AMT,
              6.30%, 5/1/29, Callable 5/1/07
              @ 100, LOC: U.S. National Bank
              of Oregon.....................       1,032
   2,555    State Facilities Authority,
              Multi-Family Housing, 5.10%,
              11/1/32, Callable 11/1/12 @
              100, LOC: Bank of the West....       2,630
                                              ----------
                                                  27,783
                                              ----------
Pennsylvania (0.6%):
   1,280    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/08.......................       1,462
   1,365    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/09.......................       1,559
   1,455    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Series 47, AMT, 6.75%,
              10/1/10.......................       1,663
   2,450    Pittsburgh, Urban Redevelopment,
              Revenue, Series A, AMT, 5.15%,
              4/1/21, Callable 4/1/09 @
              100...........................       2,551
                                              ----------
                                                   7,235
                                              ----------
Puerto Rico (1.9%):
   2,315    Childrens Trust Fund, Tobacco
              Settlement Revenue, 6.00%,
              7/1/26, Callable 7/1/10 @
              100...........................       2,757
   5,000    Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue, Series
              E, 5.50%, 7/1/13, FSA.........       5,829
  10,000    Municipal Finance Agency, GO,
              5.75%, 8/1/12, Callable 8/1/09
              @ 101.........................      11,522

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico, continued:
 $ 4,000    Municipal Finance Agency, Series
              A, 5.00%, 8/1/13, Callable
              8/1/12 @ 100, FSA.............  $    4,444
                                              ----------
                                                  24,552
                                              ----------
Rhode Island (0.2%):
   2,630    Housing & Mortgage Finance
              Corp., Single Family Housing
              Revenue, Homeownership
              Opportunity, Series 21C, AMT,
              6.15%, 4/1/17, Callable
              10/1/06 @ 102.................       2,716
                                              ----------
South Carolina (1.2%):
     545    Resource Authority, Local
              Government Program Revenue,
              Series A, 7.25%, 6/1/20,
              Callable 6/1/03 @ 100.50......         553
     500    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.10%, 7/1/08, FSA............         544
   1,760    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.20%, 1/1/09, FSA............       1,907
   1,920    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.20%, 7/1/09, FSA............       2,085
   1,665    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.30%, 1/1/10, Callable
              12/1/09 @ 100, FSA............       1,806
   2,125    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series B-1,
              5.30%, 7/1/10, Callable
              12/1/09 @ 100, FSA............       2,296
   1,755    State Housing Finance &
              Development Authority,
              Mortgage Revenue, Series A-1,
              6.00%, 7/1/15, Callable 6/1/10
              @ 100, FSA....................       1,915
   4,000    York County, School District
              #003 Rockhill, GO, 5.00%,
              3/1/13, Callable 3/1/12 @
              100...........................       4,419
                                              ----------
                                                  15,525
                                              ----------

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       44
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
South Dakota (0.3%):
 $ 1,550    Housing Development Authority,
              Homeownership Mortgage, Series
              D, 4.80%, 5/1/11..............  $    1,626
   1,950    Housing Development Authority,
              Homeownership Mortgage, Series
              D, 4.90%, 5/1/12, Callable
              11/1/11 @ 100.................       2,051
                                              ----------
                                                   3,677
                                              ----------
Tennessee (2.1%):
     910    Bristol, Industrial Development
              Board, Multi-Family Housing
              Revenue, Shelby Heights
              Apartments Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07
              @ 101.........................         984
   1,750    Housing Development Agency,
              Single Family Housing Revenue,
              Homeownership Program, Series
              3, AMT, 5.30%, 7/1/10,
              Callable 1/1/09 @ 101.........       1,867
   3,425    Knox County Health Educational &
              Housing Board, Multi-Family
              Revenue, Eastowne Village
              Project, 4.90%, 6/1/31,
              Putable 6/1/11 @ 100, FNMA....       3,636
     665    La Follette, Housing Development
              Corp., Multi-Family Housing
              Revenue, Refunding, Series A,
              6.25%, 1/1/16, Callable 7/1/05
              @ 102, MBIA...................         695
     380    La Follette, Housing Development
              Corp., Multi-Family Housing
              Revenue, Refunding, Series A,
              6.38%, 1/1/20, Callable 7/1/05
              @ 102, MBIA...................         398
   2,150    Memphis & Shelby County Airport
              Authority, Special Facilities
              Revenue, Federal Express
              Corp., 5.00%, 9/1/09..........       2,286
   4,975    Memphis Health & Housing
              Facilities Board, Multi-Family
              Housing Revenue, Lemoyne
              Gardens Family Project, AMT,
              5.00%, 11/1/03, Callable
              1/1/03 @ 100..................       4,988
   3,000    Memphis, GO, 5.25%, 4/1/15......       3,250
   1,404    Memphis, Health, Educational &
              Housing, Multi-Family Housing
              Revenue, Refunding, 7.38%,
              1/20/27, Callable 1/20/03 @
              102, GNMA.....................       1,455

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 1,600    Municipal Energy Acquisition
              Corp., Gas Revenue, 4.13%,
              3/1/09, FSA...................  $    1,706
   2,750    Shelby County, Health,
              Educational & Housing Facility
              Board, Hospital Revenue,
              6.00%, 7/1/33, Callable 1/1/11
              @ 102.........................       2,935
   2,000    Tennergy Corp., Gas Revenue,
              5.00%, 6/1/09, MBIA...........       2,234
                                              ----------
                                                  26,434
                                              ----------
Texas (7.5%):
     250    Anson Educational Facilities
              Corp., 5.10%, 1/1/34, Callable
              1/1/13 @ 102, ACA.............         243
   4,375    Austin, GO, 5.00%, 9/1/12,
              Callable 9/1/11 @ 100.........       4,812
   3,000    Brazos River Authority, PCR,
              Utilities Electric Co., Series
              B, AMT, 5.05%, 6/1/30,
              Mandatory Put 6/19/06 @ 100...       2,875
  15,000    Brazos River, Harbor Navigation
              District, Revenue, Brazoria
              County Environmental
              Facilities, Dow Chemical Co.,
              Series A-1, 3.38%, 5/15/33,
              Mandatory Put 5/15/03 @ 100...      14,995
   4,000    El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49......       2,535
     840    Fort Worth, Housing Finance
              Corp., Home Mortgage Revenue,
              Refunding, Series A, 8.50%,
              10/1/11, Callable 10/1/03 @
              101...........................         858
   2,410    Galveston County, Housing
              Finance Corp., Single Family
              Mortgage Revenue, Series A,
              AMT, 6.20%, 12/1/32, Callable
              12/1/10 @ 104, GNMA/FNMA......       2,620
     480    Galveston, Property Finance
              Authority, Single Family
              Mortgage Revenue, Refunding,
              Series A, 8.50%, 9/1/11,
              Callable 9/1/03 @ 101.........         491
   4,885    Harris County, Hospital District
              Revenue, 5.75%, 2/15/11,
              Callable 8/15/10 @ 100,
              MBIA..........................       5,520

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       45

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 3,345    Harris County, Sports Authority,
              Special Revenue, Series B,
              0.00%, 11/15/11, Callable
              11/15/08 @ 85.80..............  $    2,241
   4,950    Harris County, Sports Authority,
              Special Revenue, Series B,
              0.00%, 11/15/14, Callable
              11/15/08 @ 72.72..............       2,745
   1,695    Houston Airport, System Revenue,
              Series A, AMT, 5.00%, 7/1/08,
              FGIC..........................       1,849
   9,270    Houston, GO, Certificates of
              Obligation, 0.00%, 9/1/10,
              Callable 3/1/03 @ 64.186......       5,910
     290    Houston, Housing Finance Corp.,
              Single Family Mortgage
              Revenue, Series B-1, 8.00%,
              6/1/14, Callable 12/1/06 @
              102...........................         302
   2,365    Houston, Housing Finance Corp.,
              Single Family Mortgage
              Revenue, Refunding, Series
              B-2, 0.00%, 6/1/14, Callable
              12/1/06 @ 58..................       1,037
   1,195    Keller Higher Education
              Facilities Corp., Student
              Housing Revenue, Series A,
              4.25%, 6/1/08.................       1,277
   1,880    Keller, Independent School
              District, Capital
              Appreciation, GO, 0.00%,
              8/15/09.......................       1,497
   1,750    Keller, Independent School
              District, Capital
              Appreciation, GO, 0.00%,
              8/15/10.......................       1,318
   2,000    Leander Independent School
              District, GO, 0.00%, 8/15/14,
              Callable 8/15/06 @ 65.29......       1,105
   2,400    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Ranch
              View, Series 5, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18 @
              100...........................       2,409
   2,480    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Bent
              Tree, Series 3, AMT, 6.00%,
              5/1/34, Mandatory Put 5/1/18 @
              100...........................       2,490
   2,480    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership,
              Silverton, Series 4, AMT,
              6.00%, 5/1/34, Mandatory Put
              5/1/18 @ 100..................       2,490

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 2,030    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Park
              Row, Series 14, AMT, 5.75%,
              11/1/34, Mandatory Put 11/1/14
              @ 100.........................  $    2,037
   2,540    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Millstone Apartments, Series
              7, 5.85%, 5/1/35, Callable
              6/1/12 @ 100..................       2,545
   1,520    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Grand Reserve Apartments,
              Series 8, 5.95%, 11/1/35,
              Callable 12/1/12 @ 100........       1,521
   2,230    Ridge Park Development Corp.,
              Multi-Family Housing Revenue,
              6.05%, 6/20/23, Callable
              12/20/11 @ 105, GNMA..........       2,448
   1,555    Southeast Housing Finance Corp.,
              Residential Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09, ETM...........         834
   5,080    Southeast, Housing Finance
              Corp., Residual Revenue,
              Series A, 0.00%, 9/1/17,
              Callable 3/1/10 @ 68.57.......       2,310
   3,425    State Affordable Housing Corp.,
              Single Family Mortgage
              Revenue, 4.00%, 3/1/32,
              Callable 9/1/12 @ 104.50,
              GNMA/ FNMA....................       3,772
   3,425    State Affordable Housing Corp.,
              Single Family Mortgage
              Revenue, Series 02-1, AMT,
              7.10%, 3/1/32, Callable 3/1/12
              @ 105, GNMA/FNMA..............       3,845
   1,500    State Department Housing &
              Community Affairs,
              Multi-Family Housing Revenue,
              NHP Foundation -Asmara
              Project, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @
              102...........................       1,565
   5,000    State Turnpike Authority,
              Revenue, 5.00%, 6/1/07........       5,549
   4,000    State, GO, 10.24%, 9/30/11......       5,522

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       46
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,945    Tyler, Health Facilities
              Development Corp., Hospital
              Revenue, East Texas Center,
              Series D, 5.38%, 11/1/27,
              Callable 2/16/09 @ 102, FSA...  $    2,003
                                              ----------
                                                  95,570
                                              ----------
Utah (0.7%):
   2,530    Intermountain Power Agency,
              Power Supply Revenue, Series
              B, 5.00%, 7/1/16, Callable
              7/1/03 @ 100, ETM.............       2,535
   2,415    Intermountain Power Agency,
              Power Supply Revenue, Series
              B, 5.00%, 7/1/16, Callable
              7/1/03 @ 100..................       2,416
     530    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series B-2, AMT,
              6.25%, 7/1/14, Callable 1/1/07
              @ 102, FHA/VA.................         563
   1,095    State Housing Finance Agency,
              Single Family Mortgage
              Revenue, Series F, 6.30%,
              7/1/21, Callable 7/1/09 @
              101.50........................       1,181
   1,870    Water Finance Agency, Pooled
              Loan Financing Program,
              Revenue, Series A, 5.25%,
              10/1/14, Callable 4/1/11 @
              100, AMBAC....................       2,055
                                              ----------
                                                   8,750
                                              ----------
Vermont (0.1%):
     720    Housing Finance Agency, Single
              Family Housing Revenue, Series
              13A, 5.45%, 5/1/26, Callable
              11/1/09 @ 100, FSA............         765
                                              ----------
Virginia (0.9%):
   1,965    Multi-Family Housing Revenue,
              Bond Pass Thru Certificates,
              Beneficial Ownership, Woodward
              Gables, IDA, Series 16, AMT,
              5.60%, 11/1/34, Callable
              12/1/11 @ 100.................       1,970
   5,300    Portsmouth Redevelopment &
              Housing Authority, 6.05%,
              12/1/08, Callable 12/1/04 @
              102, FNMA.....................       5,632

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
 $ 3,690    Suffolk, Redevelopment & Housing
              Authority, Multi-Family
              Housing Revenue, Oxford
              Apartments Project, 6.10%,
              4/1/26, Callable 10/1/08 @
              101...........................  $    3,398
                                              ----------
                                                  11,000
                                              ----------
Washington (5.0%):
   2,000    Chelan Public Utilities,
              Revenue, Series D, AMT, 6.35%,
              7/1/28, Callable 7/1/07 @ 102,
              MBIA..........................       2,258
   2,000    Clark County, Public Utilities
              District #001, Electric
              Revenue, 5.00%, 1/1/06,
              AMBAC.........................       2,183
  10,675    Energy Northwest Electric,
              Revenue, 5.50%, 7/1/18,
              Callable 7/1/10 @ 100, MBIA...      12,025
   1,330    Grays Harbor County Public
              Utility #001, Electric
              Revenue, 5.00%, 1/1/08,
              AMBAC.........................       1,478
   2,000    King County, School District
              #411, Issaquah, GO, 6.25%,
              12/1/12, Callable 6/1/10 @
              100...........................       2,340
   1,500    King County, School District
              #411, Issaquah, GO, 6.25%,
              12/1/13, Callable 6/1/10 @
              100...........................       1,771
   1,650    Klickitat County, Public Utility
              District #001, Electric
              Revenue, Series B, 5.25%,
              12/1/13, Callable 12/1/11 @
              100, AMBAC....................       1,832
   1,700    Quinault Indian Nation, Revenue,
              5.85%, 12/1/12, Callable
              12/1/03 @ 100, ACA............       1,702
   5,390    Quinault Indian Nation, Revenue,
              5.80%, 12/1/15, Callable
              12/1/09 @ 100, ACA............       5,736
   1,000    State Economic Development
              Financial Authority, 2.02%,
              12/10/19, LOC: Washington
              Mutual Bank...................       1,000
   2,225    State Economic Development
              Financial Authority, 2.02%,
              10/1/22.......................       2,225
   2,315    State Housing Finance Community,
              Multi-Family Housing Revenue,
              AMT, 7.00%, 1/1/26, Callable
              1/1/11 @ 105, GNMA............       2,622

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       47

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 2,505    State Housing Finance Community,
              Single Family Housing Program,
              Series 2-A, AMT, 5.38%,
              12/1/18, Callable 6/1/08 @
              101, FNMA/GNMA................  $    2,578
   2,500    State Public Power Supply
              System, 4.03%, 7/1/11, FSA*...       2,500
   2,500    State Public Power Supply
              System, 9.53%, 7/1/11, FSA*...       3,327
   2,500    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 5.00%,
              7/1/12, Callable 7/1/08 @
              102...........................       2,673
   4,000    State Public Power Supply
              System, Nuclear Project #2,
              Revenue, Series A, 6.30%,
              7/1/12........................       4,761
   2,750    State Public Power Supply
              System, Nuclear Project #2,
              Revenue Refunding, Series B,
              5.63%, 7/1/12, Callable 7/1/03
              @ 102, FSA....................       2,866
   3,400    State Public Power Supply
              System, Nuclear Project #3,
              Revenue, Series A, 5.50%,
              7/1/07, Callable 7/1/06 @ 102,
              AMBAC.........................       3,806
   1,260    State Public Power, Supply
              System Revenue, 0.00%,
              7/1/07........................       1,115
   2,895    Tacoma Electric Systems,
              Revenue, 5.63%, 1/1/16,
              Callable 1/1/09 @ 101.........       3,241
                                              ----------
                                                  64,039
                                              ----------
West Virginia (1.0%):
   2,895    Economic Development Authority,
              Lease Revenue, 5.50%, 11/1/22,
              Callable 11/1/12 @ 102........       3,113
   2,010    Monongalia County, Series A,
              6.00%, 11/15/27, Callable
              11/15/03 @ 101................       1,753
   5,000    State Housing Development Fund,
              Housing Finance Revenue,
              Series D, 5.20%, 11/1/21,
              Callable 5/1/11 @ 100.........       5,143
   3,050    State, GO, Capital Appreciation,
              Series A, 0.00%, 11/1/08,
              FGIC..........................       2,536
                                              ----------
                                                  12,545
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Wisconsin (1.5%):
 $ 1,125    Appleton Waterworks, Revenue,
              4.00%, 1/1/08, FGIC...........  $    1,199
  10,320    Badger Tobacco Asset
              Securitization Corp., 5.00%,
              6/1/08........................      10,568
   1,360    Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series E, AMT, 5.75%,
              9/1/27, Callable 7/1/10 @
              100...........................       1,483
   1,050    Housing & Economic Development
              Authority, Home Ownership
              Revenue, Series E, AMT, 6.00%,
              9/1/28, Callable 7/1/07 @
              102...........................       1,096
   5,000    Housing & Economic Development
              Authority, Single Family
              Housing Revenue, Home
              Ownership, Series D, 5.40%,
              9/1/18, Callable 7/1/08 @
              101...........................       5,181
                                              ----------
                                                  19,527
                                              ----------
Wyoming (0.3%):
   3,165    Community Development Authority,
              Housing Revenue, Series 3,
              AMT, 5.15%, 6/1/20, Callable
              6/1/12 @ 100..................       3,339
     500    Community Development Authority,
              Single Family Mortgage
              Revenue, Series E, 5.70%,
              6/1/13, Callable 12/1/03 @
              102, FHA......................         515
                                              ----------
                                                   3,854
                                              ----------
  Total Municipal Bonds                        1,135,783
                                              ----------
WEEKLY DEMAND NOTES (5.5%):
Arizona (0.5%):
   5,000    State University Revenue, Series
              II-R-174, 9.31%, 7/1/09, FSA*
              (b)...........................       6,351
                                              ----------
Colorado (1.0%):
   4,990    Denver City & County, Airport
              Revenue, Series A, AMT, 9.28%,
              5/15/09, Callable 11/15/11 @
              100, FSA*.....................       5,861
   5,660    Douglas County, School District
              #1, Douglas & Elbert Counties,
              GO, 8.78%, 6/15/09 *(b).......       6,975
                                              ----------
                                                  12,836
                                              ----------

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       48
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (1.8%):
 $16,000    Development Finance Authority,
              PCR, Power Co. Project, 3.50%,
              3/1/17, AMBAC*................  $   16,001
   7,000    Development Finance Authority,
              PCR, Power Co. Project, Series
              B, 3.50%, 4/1/32, MBIA*.......       7,000
                                              ----------
                                                  23,001
                                              ----------
New Jersey (0.7%):
   7,500    State Transportation Trust Fund
              Authority, Series II-R-149,
              8.71%, 12/15/08, AMBAC*.......       9,551
                                              ----------
Oregon (0.5%):
   5,410    Washington, Multinomah & Yamhill
              Counties, School District #1J,
              Series 171, GO, 8.79%, 6/1/14
              *(b)..........................       6,447
                                              ----------
Puerto Rico (0.4%):
   3,460    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series
              149, 10.39%, 7/1/08, *........       4,680
                                              ----------
Wyoming (0.6%):
   7,500    Lincoln County, Pollution
              Control Revenue, Pacific
              Corp., 3.00%, 1/1/16, *.......       7,500
                                              ----------
  Total Weekly Demand Notes                       70,366
                                              ----------
MONTHLY DEMAND NOTES (2.6%):
Arizona (0.2%):
   2,000    Coconio County, PCR, Arizona
              Public Service Co. Project,
              AMT, 4.00%, 4/1/34, Mandatory
              Put 4/7/03 @ 100, LOC: Bank
              One Arizona*..................       2,000
                                              ----------

 SHARES
   OR
PRINCIPAL
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   --------------------------------  ----------
MONTHLY DEMAND NOTES, CONTINUED:
California (0.3%):
 $ 3,300    Statewide Communities
              Development Authority,
              Revenue, Certificates of
              Participation, 8.59%, 11/1/15,
              Callable 11/1/03 @ 104*.......  $    3,485
                                              ----------
Illinois (1.1%):
  15,400    Development Finance Authority,
              PCR, Power Co. Project, Series
              C, 3.45%, 4/1/32, MBIA*.......      15,399
                                              ----------
New York (0.5%):
   6,200    New York, GO, 9.46%, 8/13/09,
              Callable 8/1/03 @ 103*........       6,665
                                              ----------
Utah (0.5%):
   6,000    Intermountain Power Agency,
              Power Supply Revenue, Series
              B, 9.04%, 7/1/11, Callable
              7/1/03 @ 101*.................       6,330
                                              ----------
  Total Monthly Demand Notes                      33,879
                                              ----------
INVESTMENT COMPANIES (1.9%):
     410    Blackrock Investment Quality
              Municipal Fund................       5,683
   6,256    Blackrock Provident
              Institutional Funds, Tax-Free
              Money Market..................       6,256
     876    Nuveen Premium Income Municipal
              Fund..........................      12,322
                                              ----------
  Total Investment Companies                      24,261
                                              ----------
Total (Cost $1,223,061)(a)                    $1,264,289
                                              ==========

Continued

ONE GROUP MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       49

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

------------
Percentages indicated are based on net assets of $1,279,205.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 51,545
                   Unrealized depreciation......................   (10,317)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $ 41,228
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

                                       50
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (96.9%):
Arizona (96.9%):
 $  890     Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.25%, 5/1/04,
              Callable 5/1/03 @ 101.50.........  $    901
    500     Apache County, Public Finance
              Corp., Certificates of
              Participation, 5.50%, 5/1/10,
              Callable 5/1/03 @ 101.50.........       506
  1,000     Arizona State University, Revenue,
              6.90%, 7/1/04, Callable 1/1/03 @
              101, AMBAC.......................     1,034
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC........................       764
  4,000     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, Series
              A, 5.40%, 11/1/05................     4,415
  3,000     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, Series
              A, 5.40%, 11/1/06................     3,382
  2,475     Central Arizona Water Conservation
              District, Contract Revenue,
              Central Arizona Project, 4.75%,
              11/1/07, Callable 5/1/04 @ 102,
              MBIA.............................     2,621
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC..............     4,450
  1,000     Chandler, GO, 4.75%, 7/1/11, FSA...     1,097
  2,400     Coconino County, Arizona Unified
              School District #001, Flagstaff,
              GO, 5.50%, 7/1/08, Callable
              7/1/05 @ 101, AMBAC..............     2,637
  1,000     Gilbert, Improvement District #011,
              Special Assessment, 7.60%,
              1/1/04, Callable 1/1/03 @ 100,
              FGIC.............................     1,032
  1,400     Glendale Unified School District
              #205, GO, Projects of 1993,
              Series B, 5.45%, 7/1/09,
              Prerefunded 7/1/05 @ 101, FGIC...     1,549
  1,235     Greater Arizona Development
              Authority, Infrastructure
              Revenue, Series A, 5.60%, 8/1/17,
              Callable 8/1/08 @ 102, MBIA......     1,382
  1,330     Health Facilities Authority,
              Hospital Systems Revenue, Phoenix
              Childrens Hospital, Series A,
              6.25%, 2/15/21, Callable 2/15/12
              @ 101............................     1,246

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,225     Maricopa County School District #4,
              GO, 5.00%, 7/1/11, FSA...........  $  1,365
  1,000     Maricopa County School District
              #69, Paradise Valley, GO, Series
              A, 5.25%, 7/1/14, FGIC...........     1,138
  1,000     Maricopa County, IDA, Education
              Revenue, 6.38%, 6/1/30, Callable
              6/1/07 @ 102, ACA................     1,059
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers
              Project, 6.20%, 11/1/11, ETM.....       501
  2,950     Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM....................     1,775
  1,000     Maricopa County, School District
              #001, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA........................     1,123
  1,000     Maricopa County, School District
              #003, Tempe Elementary, Project
              of 1997, Series E, GO, 5.40%,
              7/1/13, Callable 7/1/09 @ 101,
              FGIC.............................     1,121
  1,500     Maricopa County, School District
              #011, GO, 4.75%, 7/1/14, Callable
              7/1/11 @ 100, FGIC...............     1,594
  1,720     Maricopa County, School District
              #011, Peoria, Projects of 1996,
              Series D, GO, 5.25%, 7/1/13,
              Callable 7/1/09 @ 101, FGIC......     1,974
  2,000     Maricopa County, School District
              #028, Kyrene Elementary, Capital
              Appreciation, Series C, GO,
              0.00%, 1/1/11, FGIC..............     1,490
  1,015     Maricopa County, School District
              #038, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC.......................     1,046
  1,215     Maricopa County, School District
              #038, Madison Elementary, GO,
              5.80%, 7/1/15, Prerefunded 7/1/06
              @ 101, MBIA......................     1,387

Continued

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       51

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $3,100     Maricopa County, School District
              #069, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC....................  $  3,609
  1,000     Maricopa County, School District
              #069, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA.....................     1,206
  2,000     Maricopa County, School District
              #210 (Phoenix Union), Project of
              1995, Series B, GO, 5.38%,
              7/1/13...........................     2,253
  1,090     Mesa, GO, 5.38%, 7/1/14............     1,249
  2,000     Mesa, GO, 5.75%, 7/1/14,
              Prerefunded 7/1/09 @ 100, FGIC...     2,337
  3,000     Mesa, IDA, Revenue, Series A,
              5.63%, 1/1/29, MBIA..............     3,199
  1,000     Mesa, Street & Highway Revenue,
              5.00%, 7/1/12....................     1,115
  2,250     Mesa, Street & Highway Revenue,
              Series A, 5.30%, 7/1/17, FSA.....     2,570
  2,000     Mesa, Utility System Revenue,
              5.38%, 7/1/12, Prerefunded 7/1/05
              @ 101, FGIC......................     2,209
  1,000     Mesa, Utility System Revenue,
              5.38%, 7/1/15, Prerefunded 7/1/07
              @ 101, FGIC......................     1,143
  1,205     Mohave County, Elementary School
              District #016, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA......     1,334
  1,200     Mohave County, School District
              #001, Lake Havasu, GO, 5.20%,
              7/1/09, Callable 7/1/03 @ 101,
              AMBAC............................     1,234
  2,050     Navajo County, School District
              #010, Series A, GO, 5.13%,
              7/1/12, Callable 7/1/07 @ 101,
              FGIC.............................     2,262
  1,000     Oro Valley Municipal Property
              Corp., Municipal Water System
              Revenue, Canada Hills, 5.45%,
              7/1/14, Callable 7/1/08 @ 101,
              MBIA.............................     1,109
    850     Peoria, GO, 5.40%, 4/1/14, FGIC....       940
  1,000     Peoria, GO, 5.00%, 4/1/20, Callable
              4/1/09 @ 100, FGIC...............     1,034
  1,500     Phoenix, Civic Improvement Corp.,
              Water System Revenue, 5.50%,
              7/1/20, FGIC.....................     1,640
  2,000     Phoenix, Civic Improvement Corp.,
              Excise Tax Revenue, Airport
              Improvements, Series B, 6.00%,
              7/1/08, Callable 7/1/04 @ 102....     2,174

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07...........................  $  1,134
  2,000     Phoenix, GO, 5.88%, 7/1/17,
              Prerefunded 7/1/10 @ 100.........     2,355
  2,300     Phoenix, GO, 5.38%, 7/1/25.........     2,420
    830     Phoenix, IDA, Single Family
              Mortgage Revenue, Series A, AMT,
              5.35%, 6/1/20, Callable 12/1/07 @
              101.50, GNMA/FNMA/ FHLMC.........       850
  2,000     Phoenix, Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM......     2,361
  2,500     Phoenix, Street & Highway User
              Revenue, Capital Appreciation,
              Series A, 0.00%, 7/1/12, FGIC....     1,735
  1,000     Pima County Unified School District
              #12 Sunnyside, GO, 5.00%, 7/1/11,
              FSA..............................     1,113
    335     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/03 @ 100............       340
  1,500     Pima County, IDA, Health Partners,
              Revenue, Series A, 5.30%, 4/1/07,
              MBIA.............................     1,680
    650     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              6.40%, 8/1/11, Callable 8/1/05 @
              102..............................       676
     85     Pima County, IDA, Single Family
              Mortgage Revenue, Series A,
              7.63%, 2/1/12, Callable 2/1/03 @
              100, FHA.........................        85
    655     Pima County, IDA, Single Family
              Mortgage Revenue, Series B, AMT,
              6.95%, 11/1/23, Callable 5/1/07 @
              103.38, GNMA/ FNMA/FHLMC.........       725
  2,000     Pima County, Unified School
              District #001, Tucson, GO, 5.38%,
              7/1/09, FGIC.....................     2,293
  1,000     Pima County, Unified School
              District #001, Tucson, GO, 5.88%,
              7/1/14, FGIC.....................     1,072
  1,050     Pima County, Unified School
              District #10, GO, Project of
              1994, 5.10%, 7/1/11, Callable
              7/1/09 @ 100, FGIC...............     1,158
    575     Salt River Project, Agricultural
              and Power District, Revenue,
              5.50%, 1/1/19....................       577

Continued

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       52
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $  680     Salt River Project, Agricultural
              and Power District, Electric
              System Revenue, Series A, 5.50%,
              1/1/19, Prerefunded 1/1/03 @
              100..............................  $    680
  1,000     Salt River Project, Agriculture and
              Power District, Electrical System
              Revenue, Series A, 5.25%, 1/1/20,
              Callable 1/1/12 @ 101............     1,075
  2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series
              A, 6.00%, 1/1/07.................     2,310
    370     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series
              D, 6.00%, 1/1/13, Callable 1/1/03
              @ 101............................       374
  3,815     Santa Cruz County, IDA, Citizens
              Utility Co., Revenue, 4.75%,
              8/1/20, Putable 8/1/07 @ 100
              (b)..............................     3,596
  4,000     School Facilities Board, Revenue,
              5.00%, 7/1/18, Callable 7/1/11 @
              100..............................     4,240
  3,000     School Facilities Board, Revenue,
              State School Improvement, 5.25%,
              7/1/14, Callable 7/1/12 @ 100....     3,363
  1,000     Scottsdale, GO, 5.25%, 7/1/06......     1,116
  2,000     Scottsdale, GO, 5.25%, 7/1/18,
              Callable 7/1/11 @ 101............     2,189
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC..............     2,916
  2,000     Scottsdale, Preservation, GO,
              5.75%, 7/1/18, Prerefunded 7/1/09
              @ 100............................     2,337
  1,065     Scottsdale, Street & Highway User
              Revenue, 5.50%, 7/1/07...........     1,210
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.13%, 12/1/07,
              ACA..............................     1,092
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical
              Center, Series A, 5.50%, 12/1/17,
              Callable 12/1/07 @ 100, ACA......     1,038
    445     State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04,
              Callable 8/1/03 @ 100, BIG.......       447

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, BIG....  $  1,264
  1,720     State Power Authority, Power
              Resource Revenue, Hoover Uprating
              Project, 5.00%, 10/1/10..........     1,918
  2,035     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Prerefunded
              10/1/03 @ 102, MBIA..............     2,135
  2,500     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.25%, 10/1/17...................     2,808
  1,000     State Transportation Board, Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102.....................     1,040
    500     State Transportation Board, Highway
              Revenue, 6.00%, 7/1/10, Callable
              7/1/09 @ 100.....................       580
  2,000     State Transportation Board, Highway
              Revenue, Series A, 5.25%, 7/1/17,
              Callable 7/1/12 @102.............     2,214
  3,000     State Transportation Board, Highway
              Revenue, Series B, 5.25%, 7/1/18,
              Callable 7/1/12 @ 100............     3,261
  1,030     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.40%,
              5/1/10, Callable 11/1/09 @ 102,
              GSL..............................     1,128
  1,000     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.88%,
              5/1/18, Callable 11/1/09 @ 102,
              GSL..............................     1,075
  2,500     Surprise Municipal Property Corp.,
              Revenue, 5.70%, 7/1/20, Callable
              7/1/09 @ 101, FGIC...............     2,772
    870     Tempe, Excise Tax Revenue, Series
              A, 5.63%, 7/1/20, Callable 7/1/09
              @ 100............................       968
  3,000     Tempe, Unified School District
              #213, Project of 1998, Series B,
              GO, 5.13%, 7/1/14, Callable
              7/1/09 @ 101, FGIC...............     3,271
  2,000     Tucson, GO, 5.00%, 7/1/11..........     2,229
  1,725     Tucson, Street & Highway User
              Revenue, Series 94-E, 5.50%,
              7/1/15, Callable 7/1/10 @ 100,
              FGIC.............................     1,921
    700     University Foundation, Certificates
              of Participation, Series 8,
              4.90%, 8/1/09, MBIA..............       780

Continued

ONE GROUP ARIZONA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       53

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,700     University of Arizona, Certificates
              of Participation, Series A,
              5.50%, 6/1/17, Callable 6/1/12 @
              100..............................  $  1,892
  2,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.75%, 10/1/11,
              Callable 10/1/09 @ 101...........     2,324
  1,110     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.63%, 10/1/14,
              Callable 10/1/09 @ 101...........     1,260
  1,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/15,
              Callable 10/1/09 @ 101...........     1,105
  1,600     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.50%, 10/1/16,
              Callable 10/1/09 @ 101...........     1,783
  1,500     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/18,
              Callable 10/1/11 @ 100...........     1,647
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai
              Regional Medical Center, Series
              A, 5.13%, 12/1/13, Callable
              6/1/07 @ 102, FSA................     1,176

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA......  $  1,449
  3,000     Yuma County, IDA, Multi-Family
              Revenue, Series A, AMT, 6.10%,
              9/20/34, Callable 9/20/09 @ 106,
              GNMA.............................     3,281
  1,000     Yuma County, IDA, Hospital Revenue,
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA...............     1,128
                                                 --------
                                                  170,172
                                                 --------
  Total Municipal Bonds                           170,172
                                                 --------
INVESTMENT COMPANIES (3.0%):
  5,266     Blackrock Provident Institutional
              Funds, Tax-Free Money Market.....     5,266
                                                 --------
  Total Investment Companies                        5,266
                                                 --------
Total (Cost $162,076)(a)                         $175,438
                                                 ========

------------
Percentages indicated are based on net assets of $175,565.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $13,662
                   Unrealized depreciation......................     (300)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $13,362
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

                                       54
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (98.6%):
Arizona (0.4%):
 $1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM..............................  $    604
                                                 --------
California (2.2%):
  1,990     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              3/1/14, ETM......................     1,246
  1,715     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              1/1/19, ETM......................       802
  2,850     San Marcos, Public Facilities
              Authority, Revenue, 0.00%,
              9/1/19, ETM......................     1,292
                                                 --------
                                                    3,340
                                                 --------
Colorado (1.0%):
  2,600     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM..............................     1,480
                                                 --------
Kansas (1.0%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM.....................       956
  1,000     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM..............       563
                                                 --------
                                                    1,519
                                                 --------
Kentucky (88.3%):
  2,300     Asset Liability Common, 5.00%,
              2/1/07, MBIA-IBC.................     2,550
  1,500     Berea College, Utility Revenue,
              AMT, 5.90%, 6/1/17, Callable
              6/1/07 @ 102.....................     1,624
  1,205     Boone & Florence Counties, Water
              Supply System Revenue, 4.00%,
              12/1/08, FGIC....................     1,285
  1,000     Boone County, Public Property
              Corp., Revenue, Judicial
              Facility, 5.00%, 9/1/19, Callable
              9/1/12 @ 101.....................     1,058
  1,740     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/17, Callable
              8/1/10 @ 101.....................     1,918
  1,000     Boone County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 8/1/20, Callable
              8/1/10 @ 101.....................     1,089
  1,010     Bowling Green, GO, 5.25%, 6/1/13,
              Callable 6/1/10 @ 101............     1,127
     55     Campbell & Kenton Counties,
              Sanitation District #1,
              Sanitation District Revenue,
              6.38%, 8/1/03, ETM...............        56

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  260     Campbell & Kenton Counties,
              Sanitation District #1,
              Sanitation District Revenue,
              7.13%, 8/1/05, ETM...............  $    267
  1,000     Carrollton & Henderson Counties,
              Public Energy Authority, Gas
              Revenue, Series A, 5.00%, 1/1/09,
              FSA..............................     1,114
  1,225     Christian County, Lease Revenue,
              5.10%, 8/1/13, Callable 11/1/10 @
              101..............................     1,361
  1,000     Common General Fund, Revenue,
              Project Notes, First Series,
              5.00%, 2/1/06, MBIA..............     1,095
  1,000     Common General Fund, Revenue,
              Project Notes, First Series,
              5.00%, 2/1/06....................     1,092
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth
              Medical Center, Series A, FGIC,
              6.00%, 11/1/10...................     4,516
  1,100     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 4.25%,
              9/1/09...........................     1,153
    425     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 5.38%,
              12/1/11, Callable 6/1/08 @ 101...       457
  1,645     Fayette County, School Building
              Revenue, 5.50%, 6/1/19, Callable
              6/1/10 @ 101.....................     1,807
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102............     1,394
  1,200     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 9/1/13, Callable
              9/15/09 @ 101....................     1,336
  2,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.38%, 9/1/17, Callable
              9/15/09 @ 101....................     2,194
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @ 101....................     1,101
  1,500     Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA.......     1,502

Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       55

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,505     Hardin County, School District
              Finance Corp., School District
              Revenue, 5.50%, 2/1/14, Callable
              2/1/10 @ 101.....................  $  1,685
    960     Hardin County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 2/1/15, Callable
              2/1/10 @ 101.....................     1,068
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%,
              9/1/05...........................       204
     15     Henderson, Electric Light & Power
              Revenue, 5.70%, 3/1/03...........        15
  1,500     Higher Education Student Loan
              Corp., Insured Student Loan
              Revenue, Series C, AMT, 5.45%,
              6/1/03, GSL......................     1,524
  1,705     Higher Education Student Loan
              Corp., Insured Student Loan
              Revenue, Series D, AMT, GSL,
              7.00%, 12/1/06...................     1,749
    500     Housing Corp., Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA/VA......................       518
    500     Housing Corp., Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA/VA......................       517
    500     Housing Corp., Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA/VA......................       516
  1,745     Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102, FHA/VA......................     1,847
  1,780     Infrastructure Authority, Revenue,
              Series A, 4.50%, 6/1/05..........     1,902
    410     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.25%, 8/1/04, Callable 8/1/03 @
              102..............................       427
    500     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.40%, 8/1/06, Callable 8/1/03 @
              102..............................       519
     80     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              Series D, 6.00%, 8/1/11..........        80
    500     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.75%, 8/1/13, Callable 8/1/03 @
              102..............................       522

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  725     Jefferson County, Capital Projects
              Revenue, Series A, 6.10%,
              8/15/07, Callable 2/15/03 @
              102..............................  $    744
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC.....     1,135
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC.....     1,135
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM.....................       588
  1,250     Jefferson County, GO, 4.00%,
              4/1/10...........................     1,315
  1,825     Jefferson County, GO, Capital
              Appreciation, Series B, 0.00%,
              8/15/06, FSA.....................     1,681
  1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.10%,
              5/1/03, AMBAC....................     1,016
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.20%,
              5/1/04, AMBAC....................       311
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 6.38%,
              5/1/08, AMBAC....................       519
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital
              Healthcare Services, Inc., 5.65%,
              1/1/10, Callable 1/1/07 @ 102....     1,008
  1,325     Jefferson County, Hospital Revenue,
              Series C, MBIA, 6.20%, 10/1/04...     1,357
  1,110     Jefferson County, Revenue,
              Louisville Medical Center, 3.50%,
              5/1/04...........................     1,129
    400     Jefferson County, Revenue,
              Louisville Medical Center, 5.00%,
              5/1/08...........................       425
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/13,
              Callable 1/1/10 @ 101............     1,110
  1,490     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/14,
              Callable 1/1/10 @ 101, FSA.......     1,639

Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       56
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA.......  $  1,086
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.00%, 4/1/18,
              Callable 4/1/11 @ 101, FSA.......     1,061
  1,320     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 1/1/19, Callable
              7/1/09 @ 101, FSA................     1,417
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/07,
              Callable 7/1/05 @ 102, MBIA......     1,576
  1,000     Jefferson County, School District
              Financial Corp., 5.25%, 1/1/10,
              Callable, 7/1/09 @ 101...........     1,130
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102....     2,687
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/07, MBIA..............     1,089
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, Callable 3/1/03 @
              102, FSA.........................       512
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              5.00%, 3/1/08, MBIA..............     1,089
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, Callable 3/1/03 @
              102, FSA.........................       512
  1,120     Lexington-Fayette, Urban County
              Government, Series D, GO, 5.00%,
              12/1/09..........................     1,258
     55     Lexington-Fayette, Urban County
              Government, EDR, 7.54%, 12/1/03
              (b)..............................        56
    935     Lexington-Fayette, Urban County
              Government, Governmental Project
              Revenue, University of Kentucky
              Alumni Association, Inc. Project,
              6.50%, 11/1/07, Prerefunded
              11/1/04 @ 102, MBIA..............     1,041

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Lexington-Fayette, Urban County
              Government, Sewer System Revenue,
              Series A, 5.00%, 7/1/17, Callable
              7/1/11 @ 101.....................  $  1,065
  1,420     Louisville & Jefferson Counties,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA........................     1,576
  1,500     Louisville & Jefferson Counties,
              Metropolitan Sewer District,
              Sewer Revenue, Series A, 5.50%,
              5/15/15, Callable 11/15/09 @ 101,
              FGIC.............................     1,678
  1,000     Louisville & Jefferson Counties,
              Regional Airport Authority,
              Airport System Revenue, Series A,
              5.75%, 7/1/15, Callable 7/1/11 @
              101, FSA.........................     1,118
    825     Louisville & Jefferson Counties,
              Sewer & Drain System Revenue,
              6.40%, 5/15/08, Prerefunded
              11/15/04 @ 102, AMBAC............       919
    300     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05, Callable 4/1/03 @ 101....       306
  1,000     Louisville Waterworks Board, Water
              System Revenue, 5.13%, 11/15/15,
              Callable 11/15/10 @ 100, FSA.....     1,087
  1,115     Louisville, Waterworks Board, Water
              System Revenue, 5.00%, 11/15/11..     1,228
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04
              @ 102, MBIA......................     1,100
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04
              @ 102, MBIA......................     2,268
    300     Morehead State University, Housing
              & Dining System Revenue, Series
              I, 6.10%, 11/1/05, AMBAC.........       308
    200     Morehead State University, Housing
              & Dining System Revenue, Series
              M, 6.30%, 11/1/08, AMBAC.........       205
    240     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102....       247

Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       57

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  460     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102....  $    474
  1,260     Northern Kentucky University,
              AMBAC, 5.00%, 12/1/09............     1,410
     70     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, ETM......        70
    255     Richmond, Water, Gas & Sewer
              Revenue, Series B, 5.00%, 7/1/14,
              Callable 7/1/08 @ 102, MBIA......       273
    100     Richmond, Water, Gas & Sewer
              Revenue, Series A, 5.00%, 7/1/14,
              Callable 7/1/08 @ 102, MBIA......       107
  1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 1/1/27, Callable 1/1/08 @
              105, FHA.........................     1,361
  1,000     State Property & Buildings,
              Commission Revenue, Project 69,
              Series D, 5.50%, 8/1/10, FSA.....     1,148
  1,000     State Property & Buildings,
              Commission Revenues, Project #71,
              4.00%, 8/1/05....................     1,060
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102..............................     1,092
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102..............................     1,122
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102..............................     1,094
  2,000     State Property & Buildings,
              Commission Revenues, Project #74,
              5.38%, 2/1/09, FSA...............     2,271
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05
              @ 102............................     1,124
  1,500     State Property & Buildings,
              Commission Revenues, Project #64,
              6.00%, 2/1/11, Callable 2/1/10 @
              100, FSA.........................     1,772
  1,335     State Property & Buildings,
              Commission Revenues, Project #73,
              5.25%, 11/1/12, Callable 11/1/11
              @ 100............................     1,496

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $2,000     State Property & Buildings,
              Commission Revenues, Project #63,
              5.75%, 5/1/14, Callable 11/1/09 @
              100..............................  $  2,347
  1,000     State Property & Buildings,
              Commission Revenues, Project #71,
              5.50%, 8/1/15....................     1,149
  1,000     State Property & Buildings,
              Commission Revenues, Project #68,
              5.75%, 10/1/15, Callable 10/1/10
              @ 100............................     1,141
  1,500     State Property & Buildings,
              Commission Revenues, Project #66,
              Series A, 5.60%, 5/1/16, Callable
              5/1/10 @ 100, MBIA...............     1,682
  1,500     State Property & Buildings,
              Commission Revenues, Project #73,
              5.13%, 9/1/16, Callable 9/1/10 @
              100..............................     1,618
    715     State Property & Buildings,
              Commission Revenues, Project #65,
              6.00%, 2/1/18, Prerefunded 2/1/10
              @ 100............................       845
  1,500     State Property & Buildings,
              Commission Revenues, Project #69,
              Series A, 5.00%, 8/1/18, Callable
              8/1/11 @ 100, FSA................     1,580
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.10%, 11/1/18, Callable 11/1/09
              @ 100............................     1,050
    750     State Turnpike Authority, Economic
              Development Revenue,
              Revitalization Project, 5.70%,
              1/1/03...........................       750
  1,000     State Turnpike Authority, Economic
              Development Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC....................     1,020
  1,395     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC....................     1,524
  3,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC....................     3,429

Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       58
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC....................  $  1,192
  2,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC....................     2,296
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC.....................       778
    665     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC............................       736
  1,935     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Prerefunded 7/1/05 @ 102,
              AMBAC............................     2,167
    375     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Prerefunded 7/1/05 @ 102,
              AMBAC............................       421
    125     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC............................       139
    130     State Turnpike Authority, Recovery
              Road Revenue, 6.13%, 7/1/07......       144
    345     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM..............................       390
    135     State Turnpike Authority, Toll Road
              Revenue, Refunding, 6.13%,
              7/1/08, ETM......................       151
    475     University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, Southeast, 6.30%,
              5/1/05...........................       490
  1,000     University of Louisville Revenue,
              Construction of Educational
              Buildings, Series I, 5.38%,
              5/1/06, Callable 5/1/03 @ 102....     1,034

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     University of Louisville Revenue,
              Construction of Educational
              Buildings, Series I, 5.40%,
              5/1/08, Callable 5/1/03 @ 102....  $    516
    500     University of Louisville Revenue,
              Construction of Educational
              Buildings, Series I, 5.40%,
              5/1/09, Callable 5/1/03 @ 102....       516
    950     Winchester, Utilities Revenue,
              5.30%, 7/1/09, Callable 7/1/03 @
              102..............................       978
                                                 --------
                                                  132,877
                                                 --------
Louisiana (2.7%):
  1,000     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 6.65%, 6/1/15, Callable
              12/1/07 @ 104, GNMA/FNMA.........     1,126
  4,300     New Orleans, Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series A, 0.00%,
              10/1/15, MBIA....................     2,438
  1,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM....       440
                                                 --------
                                                    4,004
                                                 --------
Mississippi (0.7%):
  2,500     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM....     1,014
                                                 --------
Puerto Rico (1.2%):
  2,000     Commonwealth Highway &
              Transportation Authority,
              Transportation Revenue, Series A,
              0.00%, 7/1/17, AMBAC.............     1,078
  1,480     GO, Unlimited, 0.00%, 7/1/17,
              MBIA.............................       797
                                                 --------
                                                    1,875
                                                 --------
Texas (1.1%):
  1,000     Central Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 9/1/16, ETM.....       531
  1,850     Port Arthur Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15....................     1,066
                                                 --------
                                                    1,597
                                                 --------
  Total Municipal Bonds                           148,310
                                                 --------

Continued

ONE GROUP KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       59

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (0.5%):
    734     Blackrock Provident Institutional
              Funds, Tax-Free Money Market.....  $    734
      2     One Group Municipal Money Market
              Fund, Class I....................         2
                                                 --------
  Total Investment Companies                          736
                                                 --------
Total (Cost $137,538)(a)                         $149,046
                                                 ========

------------
Percentages indicated are based on net assets of $150,461.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $11,521
                   Unrealized depreciation......................      (13)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $11,508
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

                                       60
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (97.6%):
Louisiana (97.1%):
 $1,990     Alexandria Utilities, Revenue,
              4.00%, 5/1/07, AMBAC.............  $  2,130
  1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC.............................     1,382
    995     Ascension Parish, Sales & Use Tax
              Revenue, Sales Tax District #2,
              Series ST, 4.00%, 11/1/08, FSA...     1,061
  1,000     Calcasieu Parish Public
              Transportation Authority, Student
              Lease, Revenue, McNeese Student
              Housing Project, 5.38%, 5/1/16,
              Callable 5/1/11 @ 101, MBIA......     1,106
     30     East Baton Rouge, Mortgage Finance
              Authority, Revenue, Series B,
              5.30%, 10/1/14, GNMA.............        31
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.90%, 2/1/16,
              FGIC.............................       546
  1,000     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/11,
              Callable 2/1/09 @ 101, FGIC......     1,132
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/14,
              Callable 2/1/09 @ 101, FGIC......     1,772
  1,310     East Baton Rouge Parish, Sales &
              Use Tax Revenue, 5.50%, 2/1/15,
              Callable 2/1/09 @ 101, FGIC......     1,451
    500     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/07, Callable 2/1/05 @
              101.50, FGIC.....................       549
    845     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/08, Callable 2/1/05 @
              101.50, FGIC.....................       928
    910     East Baton Rouge Parish, Sales &
              Use Tax Revenue, Series ST,
              5.80%, 2/1/09, Callable 2/1/05 @
              101.50, FGIC.....................       996
  3,000     Government Facilities Revenue,
              5.25%, 12/1/18, AMBAC............     3,306
  1,090     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 4.80%, 12/1/10,
              Callable 12/1/07 @ 101,
              GNMA/FNMA........................     1,137

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   55     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 5.70%, 6/1/15, Callable
              6/1/05 @ 102, GNMA/FNMA/FHLMC....  $     56
    490     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B, 6.00%, 6/1/15, GNMA/FNMA......       519
    340     Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 6.10%, 12/1/11,
              Callable 12/1/06 @ 102,
              GNMA/FNMA........................       358
    300     Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Refunding, 7.38%, 1/1/11,
              Callable 7/1/03 @ 103............       311
  1,000     Iberville Parish, Consolidated
              School District #5, 5.00%,
              10/1/05, FSA.....................     1,090
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%,
              1/1/05, Callable 1/1/04 @ 102,
              FGIC.............................       316
  2,000     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.00%,
              2/1/08, MBIA.....................     2,228
  1,495     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 5.50%,
              3/1/09, AMBAC....................     1,710
  2,070     Jefferson Parish, School Board
              Sales & Use Tax Revenue, 0.00%,
              9/1/09, FSA......................     1,652
    855     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/05 @
              100, FGIC........................       884
  1,000     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.35%, 3/1/13, Callable
              3/1/09 @ 101.50..................     1,116
  1,195     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.45%, 3/1/14, Callable
              3/1/09 @ 101.50, FGIC............     1,331
  1,985     Lafayette Parish, Public
              Improvement Sales Tax Revenue,
              Series B, 5.60%, 3/1/17, Callable
              3/1/09 @ 101.50, FGIC............     2,210
    300     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03
              @ 102............................       313

Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       61

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $2,500     Layfayette, Public Improvement
              Sales Tax, 4.00%, 3/1/08,
              AMBAC............................  $  2,667
    150     Louisiana State University,
              Agricultural & Mechanical
              College, Revenue, 5.40%, 7/1/05,
              Callable 7/1/04 @ 102, FGIC......       161
    250     Louisiana State University,
              Agricultural & Mechanical
              College, Revenue, 5.50%, 7/1/06,
              Callable 7/1/07 @ 102, FGIC......       270
    500     Louisiana State University,
              Agricultural & Mechanical
              College, Revenue, 5.75%, 7/1/14,
              Callable 7/1/04 @ 102, FGIC......       538
  1,580     Louisiana State University,
              Agricultural & Mechanical
              College, University Revenue,
              6.00%, 7/1/07, Callable 7/1/06 @
              102, MBIA........................     1,801
  1,120     Louisiana State University,
              Agricultural & Mechanical
              College, University Revenue,
              5.50%, 7/1/13, Callable 7/1/06 @
              102, MBIA........................     1,255
  1,000     Louisiana State, GO, Series A,
              5.50%, 5/15/15, Callable 5/15/11
              @ 100, FGIC......................     1,116
  1,390     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03,
              MBIA.............................     1,403
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100,
              FGIC.............................       391
  3,250     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC............................     1,654
    500     New Orleans, Home Mortgage, SO,
              6.25%, 1/15/11, ETM..............       597
  1,370     New Orleans, Sewer Service Revenue,
              4.50%, 6/1/09, FGIC..............     1,489
  1,000     New Orleans, Sewer Service Revenue,
              5.38%, 6/1/14, Callable 6/1/10 @
              101, FGIC........................     1,116
  1,000     New Orleans, Sewer Service Revenue,
              5.00%, 6/1/18, Callable 6/1/08 @
              101, MBIA........................     1,044
  1,220     Office Facilities Corp., Revenue,
              5.50%, 3/1/11, Callable 3/1/09 @
              101, MBIA........................     1,383
    555     Orleans Parish School Board,
              Revenue, Public School Capital
              Refinancing, 6.00%, 6/1/09,
              MBIA.............................       652

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA........................  $    271
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/15, Callable
              3/1/08 @ 100, FGIC...............     1,071
  1,000     Ouachita Parish, Hospital Service
              District #1, Health Care Revenue,
              Glenwood Regional Medical Center,
              5.70%, 5/15/16, Callable 5/15/10
              @ 100, FSA.......................     1,091
  1,675     Port New Orleans Board of
              Commercial Facilities, Revenue,
              5.63%, 4/1/14, Callable 4/1/11 @
              101..............................     1,858
  1,000     Port New Orleans Board of
              Commercial Facilities, Revenue,
              5.50%, 4/1/10, AMBAC.............     1,113
  7,000     Public Facilities Authority,
              Multi-Family Housing Revenue,
              Series B, 0.00%, 12/1/19, ETM....     3,081
  8,000     Public Facilities Authority,
              Multi-Family Revenue, Series A,
              0.00%, 2/1/20, ETM...............     3,418
     35     Public Facilities Authority,
              Revenue, Alton Ochsner Medical
              Foundation, 5.75%, 5/15/11,
              Callable 5/15/03 @ 100, MBIA.....        40
  1,170     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 3.50%, 8/1/05, FSA.......     1,225
  2,495     Public Facilities Authority,
              Revenue, Department of Public
              Safety, 5.50%, 8/1/18, Callable
              8/1/11@ 100, FSA.................     2,735
  1,000     Public Facilities Authority,
              Revenue, Dillard University,
              5.00%, 2/1/18, Callable 2/10/08 @
              102, AMBAC.......................     1,046
  1,000     Public Facilities Authority,
              Revenue, Indexed Caps, 5.88%,
              2/15/11, Callable 2/15/03 @ 102,
              FGIC.............................     1,026
  1,960     Public Facilities Authority,
              Revenue, Loyola University,
              6.60%, 4/1/05, Callable 4/1/03 @
              101..............................     2,008
  2,025     Public Facilities Authority,
              Revenue, Loyola University,
              5.63%, 10/1/10, Callable 10/1/07
              @ 102, MBIA......................     2,311
    460     Public Facilities Authority,
              Revenue, Mary Bird Perkins Cancer
              Center, 5.50%, 1/1/04, FSA.......       479

Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       62
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  650     Public Facilities Authority,
              Revenue, Pendelton Memorial
              Methodist Hospital, 5.00%,
              6/1/08 (b).......................  $    614
    225     Public Facilities Authority,
              Revenue, Tulane University,
              Series A-1, 5.80%, 2/15/04,
              Callable 2/15/03 @ 102, FGIC.....       231
    735     Public Facilities Authority,
              Revenue, Tulane University,
              5.55%, 10/1/07, Callable 10/1/06
              @ 102, AMBAC.....................       831
  1,605     Public Facilities Authority,
              Revenue, Tulane University,
              5.75%, 10/1/09, Callable 10/1/06
              @ 102, AMBAC.....................     1,832
    730     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.40%, 10/1/05,
              Callable 10/1/04 @ 102, FGIC.....       788
  1,715     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 5.50%, 10/1/06,
              Callable 10/1/04 @ 102, FGIC.....     1,842
    500     Public Facilities Authority,
              Revenue, Women's Hospital
              Foundation, 6.00%, 10/1/10,
              FSA..............................       578
  2,000     Public Facilities Authority,
              Revenue, Xavier University of
              Louisiana, 5.13%, 9/1/12,
              Callable 9/1/07 @ 102, MBIA......     2,231
  1,000     Public Facilities Autority,
              Revenue, Alton Ochsner Medical
              Foundation, Series A, 5.00%,
              5/15/08, MBIA....................     1,110
  1,000     Regional Transportation Authority,
              Certificates of Participation,
              5.00%, 5/1/05, MBIA..............     1,078
  1,000     Regional Transportation Authority,
              Certificates of Participation,
              5.00%, 5/1/10, MBIA..............     1,112
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09
              @ 102, AMBAC.....................     1,148
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.00%, 10/1/16, Callable 10/1/09
              @ 102, AMBAC.....................     1,067
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.25%, 10/1/10, AMBAC............     1,128

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  480     Shreveport, GO, 5.90%, 2/1/07,
              Prerefunded 2/1/03 @ 100.........  $    482
  1,350     Shreveport, GO, Series A, 4.00%,
              11/1/08, FGIC....................     1,440
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC...       523
  1,000     South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102....     1,071
  1,000     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              4.25%, 11/1/09, MBIA.............     1,074
  1,215     St. Charles Parish, Shool District
              #1, Parish Wide, GO, 5.00%,
              3/1/09, FGIC.....................     1,356
  1,225     St. Tammany Parish, Public Finance
              Authority Revenue, Christwood
              Project, 5.25%, 11/15/08 (b).....     1,215
  1,680     St. Tammany Parish, Wide School
              District #12, GO, 4.00%, 4/1/08,
              FSA..............................     1,792
  1,735     St. Tammany Parish, Wide School
              District #12, GO, 5.00%, 4/1/06,
              FSA..............................     1,905
  1,000     St. Tammany Parish, Wide School
              District #12, GO, 4.00%, 4/1/09,
              FSA..............................     1,060
  1,000     Stadium & Exposition District
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC...............     1,099
  1,665     Stadium & Exposition District,
              Hotel Occupancy Tax & Stadium
              Revenue, Series A, 5.65%, 7/1/07,
              Callable 7/1/04 @ 102, FGIC......     1,806
  1,500     State Energy & Power Authority,
              Power Project Revenue, 5.50%,
              1/1/10, FSA......................     1,715
  1,500     State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA......................     1,750
  1,000     State Energy & Power Authority,
              Revenue, Power Project, 5.25%,
              1/1/06, FSA......................     1,100
    500     State Miscellaneous Taxes, GO,
              Refunding, Series A, 5.70%,
              8/1/08, MBIA.....................       577

Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       63

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Program, 5.38%, 5/1/19, Callable
              5/1/11 @ 101, AMBAC..............  $  2,173
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%, 3/1/13,
              Callable 3/1/09 @ 101, MBIA......     2,245
  2,055     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, 5.50%, 5/1/15, Callable
              5/1/11 @ 101, AMBAC..............     2,307
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%, 3/1/16,
              Callable 3/1/09 @ 101, MBIA......     1,779
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%, 3/1/19,
              Callable 3/1/09 @ 101, MBIA......     1,079
  1,000     State Offshore Terminal Authority,
              Port Revenue, 4.38%, 10/1/20,
              Putable 6/1/07 @ 100.............     1,048
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st
              Stage, Series B, 6.25%, 9/1/04...     1,425
  1,000     State, GO, 6.00%, 8/1/04, FGIC.....     1,073
    400     State, GO, 5.38%, 8/1/05, MBIA.....       438
  2,000     State, GO, Series A, 6.50%,
              4/15/06, FGIC....................     2,290
    750     State, GO, Series A, 5.60%,
              5/15/07, Callable 5/15/05 @ 102,
              MBIA.............................       830
    250     State, GO, Series A, 5.70%,
              5/15/08, Callable 5/15/05 @ 100,
              MBIA.............................       279
    250     State, GO, 5.60%, 8/1/08, MBIA.....       287
  1,730     State, GO, Series A, 5.50%,
              11/15/08, FGIC...................     1,984
  1,000     State, GO, Series A, 5.00%, 4/1/09,
              FGIC.............................     1,116
  2,875     State, GO, Series A, 5.80%, 8/1/10,
              MBIA.............................     3,360
    500     State, GO, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102,
              AMBAC............................       542

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,500     State, GO, Series A, 5.25%,
              11/15/11, Callable 11/15/10 @
              100, FGIC........................  $  1,678
  3,500     State, GO, Series B, 5.63%, 8/1/13,
              MBIA.............................     4,063
  1,500     State, GO, 5.25%, 11/15/17,
              Callable 11/15/10 @ 100..........     1,632
  1,435     Tangipahoa Parish, Consolidated
              School District #1, GO, 6.15%,
              12/1/07, Callable 12/1/03 @
              100..............................     1,441
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC.......................     1,331
  1,085     Tangipahoa Parish, School Board
              Revenue, 5.50%, 3/1/13, Callable
              3/1/11 @ 100, AMBAC..............     1,224
    690     Terrebonne Parish, Waterworks
              District #1, Water Revenue,
              5.70%, 11/1/06, Callable 11/1/03
              @ 102, FGIC......................       729
  1,000     Tobacco Settlement Financing Corp.,
              Revenue, Series 01-B, 5.50%,
              5/15/30, Callable 5/15/11 @
              101..............................       900
                                                 --------
                                                  144,739
                                                 --------
Puerto Rico (0.5%):
    750     Childrens Trust Fund, Tobacco
              Settlement Revenue, 4.38%,
              5/15/09..........................       762
                                                 --------
  Total Municipal Bonds                           145,501
                                                 --------
MONTHLY DEMAND NOTES (0.3%):
Texas (0.3%):
    489     Grand Prairie, Housing Finance
              Corp., Revenue, AMT, 1.31%,
              7/25/05 *........................       489
                                                 --------
  Total Monthly Demand Notes                          489
                                                 --------
INVESTMENT COMPANIES (1.1%):
  1,042     Blackrock Provident Institutional
              Funds, Tax-Free Money Market.....     1,042
    635     One Group Municipal Money Market
              Fund, Class I....................       635
                                                 --------
  Total Investment Companies                        1,677
                                                 --------
Total (Cost $136,490)(a)                         $147,667
                                                 ========

Continued

ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       64
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

------------
Percentages indicated are based on net assets of $149,173.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $11,297
                   Unrealized depreciation......................     (120)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $11,177
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2002.

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (98.1%):
Colorado (0.4%):
 $3,000     E-470 Public Highway Authority,
              Revenue, 0.00%, 9/1/19, MBIA.....  $  1,330
                                                 --------
Michigan (96.6%):
  2,500     Battle Creek, Tax Increment, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              MBIA.............................     2,652
  1,625     Brighton Township Sanitation &
              Sewage Drainage District, GO,
              5.25%, 10/1/16, Callable 4/1/09 @
              100, FSA.........................     1,766
  1,475     Caledonia Community Schools, GO,
              5.75%, 5/1/13....................     1,697
  4,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded 5/1/07
              @ 100, MBIA......................     5,179
  1,250     Central Montcalm Public Schools,
              GO, 5.90%, 5/1/19, Callable
              5/1/09 @ 100, MBIA...............     1,407
  1,775     Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.50%, 5/1/16,
              Callable 5/1/10 @ 100, FGIC......     1,973
  1,380     Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.40%, 5/1/14,
              Callable 5/1/10 @ 100, FGIC......     1,535
  1,235     Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable
              5/1/09 @ 100, FSA................     1,440
  1,150     Charlotte Public School District,
              GO, 5.25%, 5/1/16, Callable
              5/1/09 @ 100.....................     1,254
  1,075     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/18,
              Callable 11/15/08 @ 101..........       966
  2,000     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/27,
              Callable 11/15/08 @ 101..........     1,695
  1,730     Chippewa County Hospital Finance,
              Revenue, 5.63%, 11/1/14, Callable
              11/1/07 @ 102....................     1,666
  2,500     Chippewa Hills School District, GO,
              5.30%, 5/1/19, Callable 5/1/09 @
              100, FGIC........................     2,671
  1,000     Chippewa Valley School District,
              GO, 5.00%, 5/1/10, Q-SBLF........     1,115
  5,000     Clarkston Community Schools, GO,
              5.75%, 5/1/16, Prerefunded 5/1/05
              @ 101, FGIC......................     5,537

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $4,090     Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, AMBAC.......................  $  4,348
  2,580     Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08 @
              100, AMBAC.......................     2,746
    430     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.25%, 11/15/05, FGIC............       470
  1,690     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/08, Callable
              11/15/05 @ 102, FGIC.............     1,840
  1,560     Dearborn, Economic Development
              Corp., Hospital Revenue, Oakwood
              Obligation Group, Series A,
              5.60%, 11/15/09, Callable
              11/15/05 @ 102, FGIC.............     1,684
  1,830     Dearborn, Sewage Disposal System,
              Revenue, Series A, 5.13%, 4/1/14,
              Callable 4/1/04 @ 101, MBIA......     1,913
  3,850     Detroit, Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50.........     3,897
  2,570     Detroit, Series A, GO, 5.25%,
              4/1/13, Callable 4/1/09 @ 101,
              FSA..............................     2,845
  1,500     Detroit, Series A-1, GO, 5.38%,
              4/1/16, Callable 10/1/11 @ 100,
              MBIA.............................     1,649
  2,000     Detroit, Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA..............     2,358
  5,000     Detroit, Sewage Disposal, Revenue,
              0.00%, 7/1/13, FGIC..............     3,237
  1,500     Detroit, Sewage Disposal, Revenue,
              Series A, 0.00%, 7/1/17, FGIC....       776
  1,800     Detroit, Wayne County Stadium
              Authority, Revenue, Public
              Improvements, 5.50%, 2/1/17,
              Callable 2/1/07 @ 102, FGIC......     1,988
  2,000     Dexter Community School District,
              GO, 5.80%, 5/1/19, Callable
              5/1/03 @ 102.....................     2,065
  2,580     East Lansing School District, GO,
              School Building and Site, 5.75%,
              5/1/15...........................     2,935

Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       66
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,000     East Lansing School District, GO,
              School Building and Site, 5.40%,
              5/1/18...........................  $  1,093
  1,985     Eastern Michigan University,
              Revenue, Reference General Series
              A, 5.80%, 6/1/08, FGIC...........     2,296
  1,645     Ecorse Public School District, GO,
              5.50%, 5/1/17, Callable 5/1/08 @
              101, FGIC........................     1,803
  4,675     Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable
              5/1/07 @ 100.....................     5,023
  1,000     Ferndale School District, GO,
              5.50%, 5/1/11, Callable 5/1/05 @
              101, FGIC........................     1,102
  2,500     Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded
              4/1/07 @ 101, AMBAC..............     2,886
  5,000     Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded
              4/1/07 @ 101, AMBAC..............     5,792
  2,000     Forest Hills Public Schools, GO,
              5.25%, 5/1/19....................     2,140
  3,000     Grand Haven, Electric Revenue,
              5.25%, 7/1/08, MBIA..............     3,392
  1,370     Grand Rapids, Building Authority,
              GO, 5.75%, 8/1/13................     1,572
  1,500     Grand Rapids, Water Supply,
              Revenue, 5.75%, 1/1/16, FGIC.....     1,686
  2,000     Harper Creek County School
              District, GO, 5.50%, 5/1/15,
              Callable 5/1/11 @ 100............     2,231
  2,660     Hartland School District, GO,
              5.38%, 5/1/16....................     2,920
  1,125     Hazel Park School District, GO,
              5.00%, 5/1/06....................     1,238
  1,500     Higher Education Student Loan
              Authority, Revenue, 4.20%,
              3/1/09, AMBAC....................     1,545
  1,000     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan XVII-A, 5.75%, 6/1/13,
              Callable 6/1/06 @ 102, AMBAC.....     1,058
  1,815     Holland Michigan School District,
              GO, 4.00%, 5/1/07, FGIC..........     1,943
  1,500     Huron Valley School District, GO,
              4.00%, 5/1/08....................     1,601
  1,000     Huron Valley School District, GO,
              5.88%, 5/1/16, Prerefunded 5/1/07
              @ 100, FGIC......................     1,152

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,620     Jackson Downtown Development, GO,
              0.00%, 6/1/16, FSA...............  $    892
  1,710     Jackson Downtown Development, GO,
              0.00%, 6/1/17, FSA...............       888
  2,060     Jackson Downtown Development, GO,
              0.00%, 6/1/18, FSA...............     1,007
  2,200     Jackson Downtown Development, GO,
              0.00%, 6/1/19, FSA...............     1,010
  1,130     Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC.............................     1,271
  1,405     Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC.............................     1,582
  1,965     Kentwood, Public School District,
              4.00%, 5/1/08....................     2,097
  3,685     Lake Orion Community School
              District, GO, 6.00%, 5/1/10,
              Callable 5/1/05 @ 101, AMBAC.....     4,060
  1,790     Lake Orion Community School
              District, GO, 5.75%, 5/1/15,
              Callable 5/1/10 @ 100, FSA.......     2,093
  1,000     Lansing Building Authority, GO,
              6.00%, 6/1/05, Callable 6/1/03 @
              100, AMBAC.......................     1,025
  1,490     Lansing Michigan Community College,
              4.00%, 5/1/08, FGIC..............     1,590
  1,000     Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07 @
              100, FGIC........................     1,022
  1,330     Livingston County, Building
              Authority, GO, 5.80%, 7/1/08.....     1,524
  2,100     Livonia Public School District, GO,
              Series I, 6.25%, 5/1/03..........     2,136
  1,000     Livonia Public School District, GO,
              5.50%, 5/1/14, Callable 5/1/03 @
              102, FGIC........................     1,033
  1,005     Livonia Water Supply, AMBAC, 4.00%,
              11/1/09..........................     1,068
  5,000     Lowell Area School District, GO,
              Capital Appreciation, 0.00%,
              5/1/14, FGIC.....................     3,098
  1,425     Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC..............       787
  1,670     Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC.............................     1,771

Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       67

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,400     Marquette Board Light & Power,
              Revenue, Series A, 3.30%, 7/1/06,
              Callable 7/1/05 @ 100, AMBAC.....  $  1,447
  1,175     Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC.....................     1,283
  1,490     Michigan State, Clean Water
              Revenue, 5.25%, 12/1/11..........     1,696
  2,750     Mount Pleasant School District, GO,
              5.30%, 5/1/17, Callable 5/1/08 @
              100, AMBAC.......................     2,965
  2,000     Municipal Bond Authority, Clean
              Water Revenue, 5.50%, 10/1/19....     2,332
  1,000     Municipal Bond Authority, Revenue,
              5.25%, 10/1/10...................     1,137
  1,350     Municipal Bond Authority, Revenue,
              5.25%, 12/1/13, Callable 12/1/08
              @ 101............................     1,499
  1,500     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13,
              Callable 12/1/04 @ 102, FGIC.....     1,655
  1,000     Municipal Bond Authority, Revenue,
              5.75%, 10/1/15, Callable 10/1/09
              @ 101............................     1,181
  1,250     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund,
              5.50%, 10/1/17, Callable 10/1/09
              @ 101............................     1,457
  2,500     Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.50%, 10/1/17, Callable 10/1/09
              @ 101............................     2,915
  1,980     Municipal Bond Authority, Revenue,
              Capital Appreciation, 0.00%,
              5/1/19, AMBAC....................       904
  1,065     Northwestern Community College, GO,
              5.60%, 4/1/16, Callable 10/1/09 @
              100..............................     1,198
  1,500     Novi County, Street & Reference,
              FSA, 5.00%, 10/1/09..............     1,680
  2,500     Oakland County, Economic
              Development Corp., Revenue,
              5.00%, 11/1/17, Callable 11/1/08
              @ 101............................     2,621
  2,750     Oakland County, Economic
              Development Corp., Revenue,
              Callable 6/1/07 @102, 5.63%,
              6/1/19, LOC: First of America
              Bank.............................     2,856

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $3,000     Oakland County, Education Revenue,
              6.38%, 11/1/14, Prerefunded
              11/1/04 @ 100....................  $  3,275
  3,500     Okemos Public School District, GO,
              0.00%, 5/1/15, MBIA..............     2,049
  4,075     Ottawa County, GO, 6.00%, 8/1/08...     4,132
  1,200     Paw Paw Public School District, GO,
              6.50%, 5/1/09, FGIC..............     1,408
  1,680     Pellston Public School District,
              GO, 0.00%, 5/1/22, Prerefunded
              5/1/07 @ 34.88, FSA..............       522
  1,000     Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA.............................     1,071
  1,000     Public Power Agency Revenue, 5.25%,
              1/1/08...........................     1,125
  1,570     Public Power Agency, Revenue,
              Campbell Project, Series A,
              4.00%, 1/1/10, AMBAC.............     1,649
  1,245     Public Power Agency, Revenue,
              5.25%, 1/1/14, Callable 1/1/12 @
              100, AMBAC.......................     1,379
  7,315     Rochester Community School
              District, GO, 5.25%, 5/1/15,
              Callable 5/1/07 @ 100, MBIA......     7,939
  7,015     Rochester Community School
              District, GO, 5.30%, 5/1/17,
              Callable 5/1/07 @ 100, MBIA......     7,585
  5,000     Royal Oak Hospital Finance
              Authority, Revenue, 5.60%,
              11/15/11, Callable 11/15/03 @
              102..............................     5,162
  2,000     Saginaw Hospital Finance Authority,
              Revenue, St. Lukes Hospital,
              Series C, 6.75%, 7/1/06, MBIA....     2,056
  1,085     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/13, Callable
              9/1/10 @ 100, AMBAC..............     1,215
  1,590     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/15, Callable
              9/1/10 @ 100, AMBAC..............     1,761
  1,175     Southfield Building Authority, GO,
              5.30%, 5/1/17, MBIA..............     1,279
  1,300     Southgate Community School
              District, 5.75%, 5/1/10, FGIC,
              Q-SBLF...........................     1,515

Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       68
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,085     Southgate, GO, 5.00%, 5/1/16,
              Callable 5/1/09 @ 100, FGIC......  $  2,190
  1,200     St. Clair County, GO, 3.75%,
              9/1/03...........................     1,217
  1,765     St. John's Public Schools, GO,
              5.00%, 5/1/16, Callable 5/1/08 @
              100, FGIC........................     1,872
  1,945     State Building Authority Revenue,
              5.00%, 10/1/06...................     2,157
  2,675     State Building Authority Revenue,
              5.25%, 10/15/11, Callable
              10/15/09 @ 100...................     3,003
  2,695     State Building Authority Revenue,
              State Police Communications-III,
              4.75%, 10/1/13...................     2,899
  2,000     State Certificates of
              Participation, 5.50%, 6/1/18,
              Callable 6/1/10 @ 100, AMBAC.....     2,212
  1,155     State Higher Education, Revenue,
              Calvin College Project, 5.50%,
              12/1/12, Callable 12/1/10 @ 100
              (b)..............................     1,236
  1,200     State Higher Education, Revenue,
              Student Loan Authority, AMT,
              5.30%, 9/1/10, AMBAC.............     1,298
    680     State Hospital Finance Authority,
              Revenue, Henry Ford First
              Mortgage, Series B, 9.00%,
              5/1/04...........................       721
  1,000     State Hospital Finance Authority,
              Revenue, Sparrow Obligation
              Group, 5.25%, 11/15/07...........     1,095
  3,000     State Hospital Finance Authority,
              Revenue, Henry Ford Health
              System, 6.00%, 9/1/11, Callable
              9/1/03 @ 101, AMBAC..............     3,071
  2,590     State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA................     2,726
  1,000     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16,
              Callable 8/15/06 @ 101, AMBAC....     1,109
  3,795     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16,
              Callable 8/15/07 @ 101...........     4,308
  6,875     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17,
              Callable 8/15/07 @ 101, FSA......     7,497

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,000     State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14, Callable
              3/1/04 @ 102.....................  $  2,049
  2,450     State Housing Development
              Authority, Revenue, Series C,
              6.38%, 12/1/11, Callable 12/1/04
              @ 102, FHA.......................     2,551
  4,750     State Housing Development
              Authority, Revenue, Series A,
              6.00%, 12/1/15, Callable 6/1/06 @
              102, FHA.........................     5,046
  2,000     State Housing Development
              Authority, Revenue, Series D,
              5.95%, 12/1/16, Callable 12/1/06
              @ 102............................     2,138
  2,415     State Housing Development
              Authority, Revenue, Series A,
              5.88%, 10/1/17, Callable 4/1/03 @
              102, AMBAC.......................     2,469
  2,415     State Housing Development
              Authority, Revenue, Series A,
              6.05%, 12/1/17, Callable 6/1/06 @
              102, FHA.........................     2,561
    305     State Housing Development
              Authority, Revenue, Series B,
              AMT, 6.20%, 6/1/27, Callable
              6/1/06 @ 102, FHA................       319
  2,900     State Municipal Bond Authority,
              Revenue, School Loan, 5.25%,
              12/1/12, Callable 12/1/08 @
              101..............................     3,236
  2,500     State Municipal Bond Authority,
              Revenue, Clean Water Revolving
              Fund, 5.88%, 10/1/14, Callable
              10/1/10 @ 101....................     2,979
  1,170     State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC....................     1,514
  1,340     State Trunk Line, Revenue, Series
              A, 5.00%, 11/1/08................     1,501
    470     State, GO, 5.40%, 11/1/19, Callable
              11/1/05 @ 101....................       506
    985     State, GO, 5.40%, 11/1/19,
              Prerefunded 11/1/05 @ 101........     1,098
  1,825     Tawas City, Hospital Finance
              Authority, Revenue, St. Joseph,
              Series A, 5.60%, 2/15/13,
              Callable 2/15/08 @ 102...........     2,022

Continued

ONE GROUP MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       69

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,030     Tecumseh Public Schools, GO, 5.40%,
              5/1/17...........................  $  1,133
  2,400     Traverse City Area Public School,
              GO, 5.70%, 5/1/12, Prerefunded
              5/1/05 @ 101, MBIA...............     2,655
  1,500     University of Michigan, Hospital
              Revenue, 5.00%, 12/1/07..........     1,662
  1,000     University of Michigan, Hospital
              Revenue, 5.00%, 12/1/10..........     1,093
  6,000     University of Michigan, Revenue,
              5.25%, 12/1/10, Callable 6/1/08 @
              101..............................     6,477
  1,015     University of Michigan, Revenue,
              Student Fees, 5.25%, 4/1/15,
              Callable 4/1/05 @ 102............     1,097
  2,000     Walled Lake Construction School
              District, GO, 5.25%, 5/1/18......     2,148
  3,040     Wayland School District, GO, 5.10%,
              5/1/12, Callable 5/1/07 @ 100,
              FGIC.............................     3,313
  1,275     Wayne Charter, County Airport
              Revenue, Series B, 5.25%,
              12/1/12, Callable 12/1/08 @ 101,
              MBIA.............................     1,387
  1,000     Wayne County Community College,
              College Improvements, GO, 4.50%,
              7/1/05, FGIC.....................     1,071
  1,500     Wayne County, Charter Airport
              Revenue, FGIC, 5.25%, 12/1/09....     1,658
  1,175     Wayne County, Downriver System
              Sewer Disposal, GO, Series B,
              5.13%, 11/1/18, Callable 11/1/09
              @ 100, MBIA......................     1,251

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $  215     Wayne State University, Revenue,
              5.50%, 11/15/07, Callable
              11/15/03 @ 101, AMBAC............  $    225
  2,000     Wayne State University, Revenue,
              5.38%, 11/15/14, Callable
              11/15/09 @ 101, FGIC.............     2,225
  2,000     Wayne State University, Revenue,
              5.25%, 11/15/19, Callable
              11/15/09 @ 101, FGIC.............     2,153
  1,500     West Ottawa Public School District,
              Q-SBLF, 4.00%, 5/1/08............     1,601
  1,500     Wyandotte Electric Revenue, 4.00%,
              10/1/11, Callable 10/1/08 @ 101,
              MBIA.............................     1,546
                                                 --------
                                                  314,974
                                                 --------
Puerto Rico (1.1%):
  2,195     Commonwealth, GO, 6.25%, 7/1/12,
              MBIA.............................     2,682
    880     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50.........     1,028
                                                 --------
                                                    3,710
                                                 --------
  Total Municipal Bonds                           320,014
                                                 --------
INVESTMENT COMPANIES (1.7%):
  3,174     Blackrock Provident Institutional
              Funds, Tax-Free Money Market.....     3,174
  2,468     One Group Michigan Municipal Money
              Market Fund, Class I.............     2,468
                                                 --------
  Total Investment Companies                        5,642
                                                 --------
Total (Cost $297,867)(a)                         $325,656
                                                 ========

------------
Percentages indicated are based on net assets of $326,401.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $28,192
                   Unrealized depreciation......................     (403)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $27,789
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

                                       70
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS (93.9%):
Colorado (1.2%):
 $2,810     El Paso County, Single Family
              Mortgage Revenue, Series A,
              0.00%, 5/1/15, ETM...............  $  1,623
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM......................     1,400
                                                 --------
                                                    3,023
                                                 --------
Kansas (0.5%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM.....................       597
  1,390     Saline County, Single Family
              Mortgage Revenue, Series 83A,
              0.00%, 12/1/15, ETM..............       782
                                                 --------
                                                    1,379
                                                 --------
Mississippi (0.5%):
  3,000     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM....     1,217
                                                 --------
Missouri (0.5%):
  1,000     State Health, Revenue, Series AA,
              6.40%, 6/1/10, MBIA..............     1,202
                                                 --------
Ohio (89.8%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05
              @ 102, MBIA......................     1,120
  1,100     Akron Refunding and Improvement,
              GO, 5.00%, 12/1/10, MBIA.........     1,231
  1,045     Akron Sewer Systems, Revenue,
              5.30%, 12/1/05, MBIA.............     1,153
  1,000     Akron Sewer Systems, Revenue,
              5.65%, 12/1/08, Callable 12/1/06
              @ 101, MBIA......................     1,139
  1,070     Akron Sewer Systems, Revenue,
              5.50%, 12/1/12, FGIC.............     1,236
  1,030     Akron Sewer Systems, Revenue,
              5.38%, 12/1/13, FGIC.............     1,180
  1,000     Avon Lake, City School District,
              GO, 5.50%, 12/1/19, Callable
              12/1/09 @ 102....................     1,105
  1,280     Belmont County, Health Systems
              Revenue, Regional Hospital,
              5.25%, 1/1/08, ACA...............     1,397
  1,000     Bowling Green State University,
              General Receipts, Revenue, 5.75%,
              6/1/15, Callable 6/1/10 @ 101,
              FGIC.............................     1,143

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  725     Bowling Green State University,
              Revenue, 5.65%, 6/1/11, Callable
              6/1/06 @ 101, AMBAC..............  $    810
    500     Butler County, Hospital Facilities
              Revenue, 4.75%, 11/15/18,
              Callable 11/15/08 @ 101..........       463
  1,095     Butler County, Sewer Systems
              Revenue, 5.25%, 12/1/14, Callable
              12/1/09 @ 101, FGIC..............     1,207
    425     Capital Corp., Mortgage Revenue,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, MBIA........................       438
    830     Capital Corp., Mortgage Revenue,
              5.90%, 1/1/14, Callable 7/1/03 @
              100, MBIA........................       836
  1,500     Cincinnati City School District,
              GO, 5.38%, 12/1/17, Callable
              12/1/11 @ 100, MBIA..............     1,649
  1,000     Cincinnati City School District,
              Revenue, 4.50%, 6/1/07, FSA......     1,093
  5,250     Cleveland Stadium Project,
              Certificates of Participation,
              Revenue, 0.00%, 11/15/11,
              AMBAC............................     3,724
  2,200     Cleveland Waterworks, Water
              Revenue, Series G, 5.50%, 1/1/13,
              MBIA.............................     2,514
  1,000     Cleveland, Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA.......     1,052
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/15, Callable
              1/1/10 @ 101, FSA................     1,086
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/18, FSA.....     1,069
    500     Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100,
              AMBAC............................       503
  1,000     Cleveland, GO, 5.00%, 12/1/10,
              MBIA.............................     1,117
  1,000     Cleveland, GO, 5.75%, 8/1/11,
              MBIA.............................     1,168
  1,000     Cleveland, GO, 5.60%, 12/1/14,
              Callable 12/1/11 @ 100, FGIC.....     1,144
  4,500     Cleveland, Public Power System,
              Power Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102,
              MBIA.............................     5,009
  2,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/09,
              MBIA.............................     1,586

Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       71

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $3,000     Cleveland, Public Power System,
              Power Revenue, 0.00%, 11/15/11,
              MBIA.............................  $  2,130
  1,220     Cleveland, Public Power System,
              Power Revenue, 5.50%, 11/15/16,
              Callable 11/15/11 @ 100, AMBAC...     1,360
  1,000     Columbus, Police-Fireman
              Disability, GO, 5.00%, 7/15/18,
              Callable 7/15/08 @ 101...........     1,047
  1,000     Columbus, Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 3/15/03
              @ 100, ETM.......................     1,005
  3,000     Columbus, Sewer Revenue, 5.00%,
              6/1/06...........................     3,309
  1,370     Columbus, Water Systems, Revenue,
              5.00%, 11/1/06...................     1,525
  2,285     Columbus, Waterworks Enlargement
              No. 44, GO, 6.00%, 5/1/11,
              Prerefunded 5/1/03 @ 102.........     2,367
  1,000     Columbus, Waterworks Enlargement
              No. 44, GO, 6.00%, 5/1/12,
              Prerefunded 5/1/03 @ 102.........     1,036
    960     Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16, Callable
              5/15/15 @ 102....................     1,003
  1,000     Cuyahoga County, Economic
              Development Revenue, 5.30%,
              12/1/29, Callable 12/1/09 @ 100,
              LOC: KeyBank.....................     1,104
  2,000     Cuyahoga County, Health Care
              Facilities, Revenue, Benjamin
              Rose Institute, 5.50%, 12/1/17,
              Callable 12/1/08 @ 101...........     1,851
  2,250     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10,
              Callable 1/15/06 @ 102, MBIA.....     2,484
  2,000     Cuyahoga County, Hospital Revenue,
              6.25%, 8/15/10, Callable 2/15/03
              @ 102, MBIA......................     2,051
  1,665     Cuyahoga County, Hospital Revenue,
              5.63%, 1/15/12, Callable 1/15/06
              @ 102............................     1,847
  1,000     Cuyahoga County, Hospital Revenue,
              Metrohealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07
              @ 102, MBIA......................     1,071
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%,
              1/1/13, Callable 7/1/08 @ 101,
              AMBAC............................     1,096

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  980     Cuyahoga County, Port Authority
              Revenue, AMT, 6.50%, 11/15/21,
              Callable 11/15/11, LOC: Fifth
              Third Bank.......................  $    975
    995     Cuyahoga County, Port Authority
              Revenue, Capital Improvements
              Project, Series A, 5.38%,
              5/15/19, Callable 5/15/09 @ 102,
              LOC: Fifth Third Bank............       945
  1,265     Defiance, Waterworks System
              Improvements, GO, 5.65%, 12/1/18,
              Callable 12/1/08 @ 102, AMBAC....     1,422
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @
              101..............................     1,110
  1,125     Dublin City School District, GO,
              4.50%, 12/1/10...................     1,220
    435     Erie County, Hospital Revenue,
              Series A, 4.50%, 8/15/07.........       456
  1,000     Franklin County, EDR, 5.70%, 6/1/10
              (b)..............................     1,044
  1,500     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/03 @
              101..............................     1,508
  1,000     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              7/1/17, Callable 7/1/08 @ 101....       957
  1,260     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.50%, 5/1/15, Callable 5/1/11 @
              101..............................     1,414
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.65%, 11/1/08, Callable 11/1/06
              @ 101............................     1,414
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.75%, 11/1/09, Callable 11/1/06
              @ 101............................     1,160
    800     Franklin County, Hospital Revenue,
              Children's Hospital Project,
              5.80%, 11/1/10, Callable 11/1/06
              @ 101............................       864

Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       72
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,250     Franklin County, Mortgage Revenue,
              5.50%, 10/1/12, Callable 10/1/09
              @ 101............................  $  1,355
  2,000     Franklin County, Revenue, Online
              Computer, Series A, 5.00%,
              10/1/16, Callable 10/1/08 @
              101..............................     2,079
  1,500     Greater Cleveland Regional
              Transportation Authority, GO,
              5.00%, 12/1/08, MBIA.............     1,683
  1,000     Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06
              @ 101, FGIC......................     1,146
  1,340     Hamilton County, GO, 4.75%,
              12/1/06..........................     1,479
  1,500     Hamilton County, Hospital
              Facilities Revenue, Bethesda
              Hospital, Series A, 6.25%,
              1/1/12, Callable 1/1/03 @ 102....     1,530
  1,250     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 3.75%,
              9/1/04, GNMA.....................     1,291
    870     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 4.15%,
              9/1/06, GNMA.....................       918
  1,000     Housing Finance Agency, Mortgage
              Revenue, Series D, AMT, 4.20%,
              9/1/10...........................     1,029
    740     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%,
              9/1/14, GNMA.....................       779
  1,250     Housing Finance Agency,
              Multi-Family Housing Revenue,
              AMT, 5.85%, 12/1/20, Callable
              12/1/10 @ 100....................     1,325
  2,685     Housing Finance Agency, Single
              Family Mortgage Revenue, 0.00%,
              1/15/15, Prerefunded 7/15/13 @
              86.08............................     1,489
  1,000     Huron County, Correctional
              Facility, Issue I, GO, 5.70%,
              12/1/11, Callable 12/1/07 @ 102,
              MBIA.............................     1,154
  2,535     Lakota School District, GO, 5.10%,
              12/1/14, Callable 12/1/08 @ 101,
              FGIC.............................     2,726
  1,035     Licking County Joint Vocational
              School, GO, 5.00%, 12/1/07,
              MBIA.............................     1,159
  1,125     Licking County Joint Vocational
              School, GO, 5.00%, 12/1/08,
              MBIA.............................     1,261

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Lorain County, Hospital Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102, MBIA........................  $  1,084
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA..............     1,113
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA........................     1,137
    865     Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio Bond Funding, Series E, AMT,
              6.10%, 11/15/10..................       883
  1,265     Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio Bond Funding, Series F, AMT,
              6.00%, 11/15/07..................     1,351
  2,015     Lucas County Port Authority,
              Revenue, 5.10%, 5/15/12, Callable
              5/15/09 @ 102....................     1,877
  1,000     Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09....     1,080
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/13,
              Callable 11/15/09 @ 101, AMBAC...     1,133
  1,000     Lucas County, Hospital Group
              Revenue, 5.63%, 11/15/15,
              Callable 11/15/09 @ 101, AMBAC...     1,097
  2,430     Lucas County, Multi-Family Housing
              Revenue, 5.20%, 11/1/18, Callable
              11/1/08 @ 102....................     2,476
  2,700     Mahoning Valley Sanitation
              District, Revenue, 5.13%,
              12/15/16, Callable 12/15/08 @
              101, FSA.........................     2,913
  2,500     Middleburg Heights, Hospital
              Revenue, 5.70%, 8/15/10, Callable
              8/15/08 @ 102, FSA...............     2,844
  1,000     Minster Local School District, GO,
              5.50%, 12/1/18, Callable 12/1/10
              @ 101, FSA.......................     1,111
  1,000     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.35%, 12/1/08, Callable 12/1/07
              @ 102, ETM.......................     1,141
  1,575     Montgomery County Hospital,
              Grandview Hospital, Revenue,
              5.65%, 12/1/12, Prerefunded
              12/1/09 @ 100....................     1,841

Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       73

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,275     Montgomery County, Catholic Health,
              Revenue, 4.00%, 9/1/06...........  $  1,344
  1,750     Montgomery County, Catholic Health,
              Revenue, 4.25%, 9/1/09...........     1,831
    560     Montgomery County, Sisters of
              Charity, Revenue, Series A,
              6.50%, 5/15/08, Callable 5/15/03
              @ 101, MBIA......................       568
  1,495     Newark, GO, 0.00%, 12/1/11, FGIC...     1,058
  1,000     Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M, 5.90%,
              2/1/14, Callable 2/1/03 @ 100,
              FHA..............................     1,001
  1,000     Ohio State University, General
              Receipts, Revenue, 5.50%,
              12/1/15, Callable 12/1/09 @
              101..............................     1,120
    500     Olentangy Local School District,
              GO, 7.75%, 12/1/11, BIG..........       660
    565     Olmstead Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC.............       636
  1,845     Parma City School District, GO,
              4.50%, 12/1/05, MBIA.............     1,993
  1,000     Plain Local School District, GO,
              5.80%, 12/1/15, Callable 12/1/10
              @ 100, FGIC......................     1,142
  2,600     Portage County, Revenue, Robinson
              Memorial Hospital Project, 5.63%,
              11/15/07, Callable 11/15/04 @
              102, MBIA........................     2,848
  1,160     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.65%, 2/1/12, Callable
              2/1/10 @ 100.....................     1,277
  1,000     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.70%, 2/1/13, Callable
              2/1/10 @ 100.....................     1,097
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital,
              5.10%, 1/1/09, Callable 1/1/08 @
              102..............................       996
    795     Sandusky School District, GO,
              7.30%, 12/1/10, Callable 12/1/03
              @ 100............................       799
    915     Shaker Heights City Schools, GO,
              7.10%, 12/15/10..................     1,097
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC.............................     1,488
  1,710     Springfield County School District,
              GO, 0.00%, 12/1/12, AMBAC........     1,154

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,575     State Building Authority, Adult
              Correction Facilities, Revenue,
              5.00%, 10/1/05, FSA..............  $  1,717
  1,000     State Building Authority, Highway
              Safety Building, Revenue, 5.38%,
              10/1/09, Callable 4/1/07 @ 101,
              AMBAC............................     1,115
  2,480     State Building Authority, Revenue,
              5.25%, 10/1/17, Callable 10/1/09
              @ 101............................     2,698
  1,575     State Building Authority, State
              Facilities Revenue, 5.00%,
              10/1/08, AMBAC...................     1,744
  1,000     State Building Authority, State
              Facilities, Administration
              Building Funds, Revenue, Series
              A, 5.75%, 10/1/06, Callable
              10/1/04 @ 102, MBIA..............     1,096
  1,000     State Building Authority, State
              Facilities, Administration
              Building, Revenue, Project A,
              5.00%, 4/1/06, FSA...............     1,099
  2,000     State Building Authority, State
              Facilities, Administration
              Building, Revenue, Project B,
              5.25%, 10/1/08, FSA..............     2,267
  1,000     State Building Authority, State
              Facilities, Adult Correction,
              Revenue, Series A, 5.50%,
              10/1/08, FSA.....................     1,147
  1,000     State Building Authority, State
              Facilities, Adult Correction,
              Revenue, Series A, 5.50%,
              10/1/14, FSA.....................     1,126
  2,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              6.13%, 10/1/09, Callable 10/1/03
              @ 102............................     2,114
  1,000     State Building Authority, State
              Facilities, Adult Correctional
              Building, Revenue, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC.......................     1,144
  1,165     State Building Authority, State
              Facilities, Transportation
              Building Fund, Revenue, Series A,
              6.50%, 9/1/09, Callable 9/1/04 @
              102, AMBAC.......................     1,288
  2,765     State Common Schools, Series A, GO,
              5.00%, 9/15/08...................     3,099
  1,630     State Common Schools, Series B, GO,
              5.50%, 9/15/08...................     1,873
  1,110     State Conservation Project, Series
              A, GO, 4.00%, 9/1/10.............     1,171

Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       74
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC.....  $  2,669
  1,750     State Elementary & Secondary
              Education, Revenue, 5.63%,
              12/1/06..........................     1,989
  2,510     State Fresh Water Development,
              Water Revenue, 5.80%, 6/1/11,
              Callable 6/1/05 @ 102, AMBAC.....     2,789
  1,000     State Higher Educational
              Facilities, Denison University,
              Revenue, 5.25%, 11/1/16, Callable
              11/1/06 @ 101....................     1,090
  3,750     State Higher Educational
              Facilities, Revenue, 0.00%,
              12/1/13, Callable 12/1/06 @ 101,
              AMBAC............................     3,688
  2,000     State Higher Educational
              Facilities, Series B, GO, 5.25%,
              5/1/08...........................     2,264
  1,500     State Higher Educational
              Facilities, Series II-A, 5.00%,
              12/1/04..........................     1,604
  1,000     State Higher Educational Loan,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC............................     1,077
  1,955     State Infrastructure Improvements,
              GO, 5.75%, 2/1/16, Callable
              2/1/10 @ 100.....................     2,280
  1,090     State Mental Health Facilities,
              Revenue, Series II-B, 4.00%,
              6/1/04...........................     1,132
  1,500     State Mental Health Facilities,
              Revenue, Series II-B, 5.50%,
              6/1/16, Callable 6/1/11 @ 100....     1,670
  1,000     State Pollution Control, Revenue,
              5.63%, 3/1/15....................     1,055
  2,000     State Revenue, Major New State
              Infrasturcture, 5.00%, 6/15/06...     2,206
  1,500     State Revitalization Project,
              Revenue, Series A, 5.00%,
              10/1/09, AMBAC...................     1,688
  1,500     State Turnpike Commission, Revenue,
              5.50%, 2/15/15, Callable 2/15/11
              @ 100............................     1,673
  5,155     State Turnpike Commission, Revenue,
              Series A, 5.50%, 2/15/14.........     5,920
  1,810     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.25%, 6/1/06...........     2,010
  1,750     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.13%, 12/1/08, Callable
              6/1/05 @ 101, MBIA...............     1,902

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 12/1/09, Callable
              6/1/05 @ 101, MBIA...............  $  1,105
  2,250     State Water Development Authority,
              Pollution Control Facilities
              Revenue, 5.50%, 6/1/13, Callable
              12/1/07 @ 101....................     2,550
  1,500     State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/03 @ 100,
              ETM..............................     1,806
  2,370     State Water Development Authority,
              Water Pollution Control Revenue,
              4.00%, 6/1/09....................     2,520
    110     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102...........       130
    890     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102...........     1,065
  1,700     Toldeo, GO, 5.00%, 12/1/08, MBIA...     1,913
  1,000     Toledo, GO, 5.63%, 12/1/11,
              Callable 12/1/06 @ 102, AMBAC....     1,156
  1,000     Toledo, Sewer System Revenue,
              5.25%, 11/15/13, Callable
              11/15/09 @ 102...................     1,120
  1,020     University of Cincinnati, General
              Receipts, Revenue, 4.00%, 6/1/08,
              AMBAC............................     1,090
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.50%,
              6/1/09...........................     1,148
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.75%, 6/1/13,
              Callable 6/1/06 @ 101............     1,119
  1,000     University of Dayton, 2001 Project,
              Revenue, 5.38%, 12/1/17..........     1,100
  1,135     University of Toledo, Ohio Reciepts
              Bonds, Revenue, 5.25%, 6/1/17,
              FGIC.............................     1,229
  1,000     West Geauga Local School District,
              GO, 5.00%, 11/1/10, AMBAC........     1,120
  1,680     Westerville City School District,
              GO, 5.25%, 12/1/18, Callable
              6/1/11 @ 100, MBIA...............     1,811

Continued

ONE GROUP OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       75

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  825     Westerville, Minerva Park & Blendon
              Joint Township, St. Ann's
              Hospital, Revenue, Series B,
              6.80%, 9/15/06, Callable 9/15/03
              @ 100, AMBAC.....................  $    846
  2,750     Westerville, Minerva Park & Blendon
              Joint Township, St. Ann's
              Hospital, Revenue, Series B,
              7.00%, 9/15/12, Callable 9/15/03
              @ 100, AMBAC.....................     2,820
                                                 --------
                                                  234,592
                                                 --------
Texas (0.5%):
  2,500     Southeast, Housing Finance Corp.,
              Revenue, 0.00%, 9/1/17, MBIA.....     1,258
                                                 --------
Washington (0.5%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11...........................     1,176
                                                 --------

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia (0.4%):
 $1,000     Economic Development, Public and
              Juvenile Correctional Facility,
              Revenue, 4.25%, 6/1/09, MBIA.....  $  1,073
                                                 --------
  Total Municipal Bonds                           244,920
                                                 --------
INVESTMENT COMPANIES (5.5%):
  3,038     Blackrock Ohio Municipal Money
              Market...........................     3,038
  9,075     Blackrock Provident Institutional
              Funds, Tax-Free Money Market.....     9,075
    313     Fidelity Ohio Tax Free Money Market
              Fund.............................       313
  2,013     One Group Ohio Municipal Money
              Market Fund, Class I.............     2,013
                                                 --------
  Total Investment Companies                       14,439
                                                 --------
Total (Cost $240,987)(a)                         $259,359
                                                 ========

------------
Percentages indicated are based on net assets of $260,862.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $18,677
                   Unrealized depreciation......................     (305)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $18,372
                                                                  =======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

                                       76
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 MUNICIPAL BONDS (95.6%):
Kansas (1.8%):
 $3,225     Labette County, Single Family
              Mortgage, Revenue, 0.00%,
              12/1/14..........................  $  1,927
                                                 --------
Maryland (0.7%):
  2,300     Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/03 @ 34.06.........       766
                                                 --------
Ohio (0.5%):
    500     Columbus, GO, 8.13%, 5/1/04........       545
                                                 --------
Puerto Rico (4.8%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50.........     2,803
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Revenue, Auxilio
              Mutuo Hospital Obligation Group,
              5.80%, 7/1/06, Callable 1/1/05 @
              102, MBIA........................     1,095
  1,000     Puerto Rico Municipal Finance
              Agency, Series A, 5.00%, 8/1/13,
              Callable 8/1/12 @ 100, FSA.......     1,111
                                                 --------
                                                    5,009
                                                 --------
West Virginia (87.8%):
    900     Berkeley County, Education Board,
              GO, 5.60%, 4/1/03................       910
  1,525     Brooke Pleasants Tyler & Wetzel
              Counties, Single Family Mortgage,
              Revenue, 7.40%, 8/15/10, ETM.....     1,950
  1,670     Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM.........     1,788
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM.........     1,702
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.55%,
              3/1/03...........................        70
     55     Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102............        56
    845     Charleston Building Community,
              Lease Revenue, 5.30%, 6/1/12,
              Callable 6/1/09 @ 102 (b)........       895
  1,010     Charleston Parking Revenue, Series
              B, 6.75%, 6/1/08, Callable
              12/1/04 @ 102....................     1,101
  1,120     Charleston Urban Renewal Authority
              Lease, Diamond Project, Revenue,
              Series A, 5.75%, 12/15/18,
              Callable 12/15/09 @ 102, FSA.....     1,274

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,035     Clarksburg Water Revenue, 3.00%,
              9/1/05, FGIC.....................  $  1,071
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/08, FSA...............       855
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty,
              0.00%, 9/1/11, FSA...............       712
    500     Economic Development Authority,
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/09..........................       526
    500     Economic Development Authority,
              Lease Revenue, Department of
              Environmental Protection, 4.00%,
              11/1/09..........................       520
  1,000     Economic Development Authority,
              Lease Revenue, Capitol Parking
              Garage Project, 5.63%, 6/1/16,
              AMBAC............................     1,134
    790     Fairmont, Waterworks Revenue,
              5.30%, 7/1/09, Callable 7/1/07 @
              102, MBIA........................       890
    925     Fairmont, Waterworks Revenue,
              5.50%, 7/1/12, Callable 7/1/07 @
              102, MBIA........................     1,047
  2,500     Harrison County, Board of
              Education, GO, 6.40%, 5/1/07,
              FGIC.............................     2,933
  2,000     Harrison County, Community SO,
              Revenue, Series A, 6.25%,
              5/15/10, ETM.....................     2,297
  1,500     Harrison County, Education Board,
              GO, 6.30%, 5/1/05, FGIC..........     1,666
    735     Jackson County, Residential
              Mortgage Revenue, 7.38%, 6/1/10,
              FGIC.............................       932
  1,000     Jefferson County Board of
              Education, Public School, GO,
              5.25%, 7/1/09....................     1,133
  3,260     Kanawha Mercer & Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14
              @ 89.85..........................     1,818
  4,550     Kanawha-Putnam County, Single
              Family Mortgage Revenue, Series
              A, 0.00%, 12/1/16, AMBAC, ETM....     2,374
  1,516     Keyser Housing Corp., Mortgage,
              Revenue, 7.25%, 4/1/21, Callable
              11/1/03 @ 100 (b)................     1,520

Continued

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       77

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,065     Marion County, Single Family
              Mortgage Revenue, 7.38%, 8/1/11,
              FGIC, ETM........................  $  1,365
    500     Marshall County, SO, 6.50%,
              5/15/10, ETM.....................       594
  1,000     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/03,
              MBIA.............................     1,015
    440     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/04,
              MBIA.............................       472
    300     Monongalia County, Board of
              Education, GO, 7.00%, 4/1/05,
              MBIA.............................       337
  1,000     Monongalia County, Building
              Community, Healthcare Revenue,
              5.75%, 11/15/14, Callable
              11/15/04 @ 100 (b)...............       938
  1,295     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,461
  1,335     Parkersburg Waterworks & Sewer
              System, Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA.......     1,506
  1,000     Pleasants County, PCR, Potomac
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, MBIA...............     1,113
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC..............     1,947
  2,000     Raleigh Fayette & Nicholas
              Counties, SO, 6.25%, 8/1/11,
              ETM..............................     2,405
    200     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA..............       232
  2,825     School Building Authority, Revenue,
              Capital Improvement, 5.50%,
              7/1/11, Callable 7/1/07 @ 102,
              AMBAC............................     3,204
  3,500     School Building Authority, Revenue,
              Capital Improvement, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA.........................     3,851
  1,000     State Building Commission, Lease
              Revenue, West Virginia Regional
              Jail, Series A, 5.25%, 7/1/12,
              AMBAC............................     1,129
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA......     1,125

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $2,115     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA......  $  2,378
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/13, FGIC.............       636
  1,000     State Capital Appreciation
              Infrastructure, Series A, GO,
              0.00%, 11/1/14, FGIC.............       600
  1,440     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/16, Callable 5/1/11 @
              100, FGIC........................     1,566
  1,600     State Higher Education, Interim
              Governing Board, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/18, Callable 5/1/11 @
              100, FGIC........................     1,719
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/03 @ 102, MBIA......       507
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA......     2,424
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA......     1,093
    895     State Hospital Finance Authority,
              Hospital Revenue, 6.50%, 9/1/16,
              ETM..............................     1,118
  1,000     State Housing Development, Revenue,
              Series E, 3.75%, 11/1/08.........     1,038
  1,000     State Housing Development, Revenue,
              Series E, 4.00%, 5/1/09..........     1,036
    655     State Housing Development, Revenue,
              AMT, 5.65%, 11/1/15, Callable
              11/1/07 @ 102....................       688
  1,075     State Infrastructure, GO, Series B,
              AMT, 5.75%, 11/1/12, FGIC........     1,221
  1,500     State Roads, GO, 5.20%, 6/1/14,
              Callable 6/1/09 @ 101............     1,641
  1,075     State Roads, GO, 5.25%, 6/1/16,
              Callable 6/1/09 @ 101, FSA.......     1,172
    970     State Roads, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 101, FGIC......     1,079
  1,500     State University, Revenue, 5.75%,
              4/1/03, AMBAC....................     1,517

Continued

ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
(AMOUNTS IN THOUSANDS)
(UNAUDITED)




                                       78
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,500     State University, Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC............................  $  1,547
  1,000     State University, Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC............................     1,032
  1,000     State University, Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC............................     1,031
  1,200     State, GO, 6.10%, 6/1/03...........     1,205
  1,000     State, GO, 5.25%, 6/1/08, FGIC.....     1,129
  1,000     State, GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC.............................     1,084
  1,000     State, GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC.............................     1,096
  1,000     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101.....................     1,144
  1,000     State, GO, 5.75%, 6/1/15, Callable
              6/1/09 @ 101.....................     1,134
  1,000     University Revenue, 0.00%,
              4/1/16...........................       545
  1,000     University Revenue, 0.00%,
              4/1/17...........................       514
  1,000     University Revenue, 0.00%,
              4/1/18...........................       483
    750     University Revenue, State
              University System, Marshall
              University Library, 5.60%,
              4/1/11, Callable 4/1/06 @ 101,
              AMBAC............................       833

 SHARES
   OR
PRINCIPAL
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  620     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.35%, 10/1/13, Callable 10/1/10
              @ 100, FSA.......................  $    694
    770     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.40%, 10/1/14, Callable 10/1/10
              @ 100, FSA.......................       861
  1,000     West Virginia School Building
              Authority, Revenue, Capital
              Improvement, 4.00%, 7/1/10,
              AMBAC............................     1,049
  1,000     Wheeling Waterworks & Sewer System,
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC...............     1,110
                                                 --------
                                                   91,792
                                                 --------
  Total Municipal Bonds                           100,039
                                                 --------
INVESTMENT COMPANIES (3.6%):
  1,118     Blackrock Provident Institutional
              Funds, Tax-Free Money Market.....     1,118
  2,674     One Group Municipal Money Market
              Fund, Class I....................     2,674
                                                 --------
  Total Investment Companies                        3,792
                                                 --------
Total (Cost $94,766)(a)                          $103,831
                                                 ========

------------
Percentages indicated are based on net assets of $104,697.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $9,128
                   Unrealized depreciation......................     (63)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $9,065
                                                                  ======

Aggregate cost for federal income tax purposes is substantially the same.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
ABBREVIATIONS

ACA          Insured by American Capital Access

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BIG          Insured by Bond Insurance Guarantee

EDR          Economic Development Revenue

ETM          Escrowed to Maturity

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Federal Housing Administration

FHLB         Federal Home Loan Bank

FHLMC        Insured by Freddie Mac

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GSL          Guaranteed Student Loans

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

OID          Original Issue Discount

PCR          Pollution Control Revenue

PSFG         Permanent School Funding Guarantee

Q-SBLF       Qualified School Board Loan Fund

SO           Special Obligation

VA           Veterans Administration

See notes to financial statements.

                                       80
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                SHORT-TERM    INTERMEDIATE    TAX-FREE    MUNICIPAL      ARIZONA
                                                MUNICIPAL       TAX-FREE        BOND        INCOME      MUNICIPAL
                                                BOND FUND      BOND FUND        FUND         FUND       BOND FUND
                                                ----------    ------------    --------    ----------    ---------
ASSETS:
Investments, at cost..........................   $398,969       $642,546      $556,133    $1,223,061    $162,076
Unrealized appreciation (depreciation) from
  investments.................................      7,159         44,643        57,004        41,228      13,362
                                                 --------       --------      --------    ----------    --------
Investments, at value.........................    406,128        687,189       613,137     1,264,289     175,438
Cash..........................................         --            210            56         5,279          --
Interest and dividends receivable.............      4,197          8,570         9,085        15,298       3,156
Receivable for capital shares issued..........      2,441            141            --           499          --
Receivable from brokers for investments
  sold........................................         --          5,097            --            --          --
Prepaid expenses and other assets.............          3              6             5            10           1
                                                 --------       --------      --------    ----------    --------
Total Assets..................................    412,769        701,213       622,283     1,285,375     178,595
                                                 --------       --------      --------    ----------    --------
LIABILITIES:
Dividends payable.............................        878          2,372         2,354         4,435         600
Payable to brokers for investments
  purchased...................................      1,169          5,166            16            --       2,283
Payable for capital shares redeemed...........        811             46           113           684           2
Accrued expenses and other payables:
    Investment advisory fees..................        118            242           209           433          57
    Administration fees.......................         55             94            84           175          23
    Distribution fees.........................         80             22            24           162           3
    Other.....................................         31            115             7           281          62
                                                 --------       --------      --------    ----------    --------
Total Liabilities.............................      3,142          8,057         2,807         6,170       3,030
                                                 --------       --------      --------    ----------    --------
NET ASSETS:
Capital.......................................    402,183        656,232       563,074     1,267,449     162,843
Undistributed (distributions in excess of) net
  investment income...........................          8             98            98           190           3
Accumulated undistributed net realized gains
  (losses) from investment transactions.......        277         (7,817)         (700)      (29,662)       (643)
Net unrealized appreciation (depreciation)
  from investments............................      7,159         44,643        57,004        41,228      13,362
                                                 --------       --------      --------    ----------    --------
Net Assets....................................   $409,627       $693,156      $619,476    $1,279,205    $175,565
                                                 ========       ========      ========    ==========    ========
NET ASSETS:
  Class I.....................................   $252,407       $620,433      $542,145    $  941,026    $164,618
  Class A.....................................     71,796         59,813        61,200       171,271       9,747
  Class B.....................................     14,257         12,910        16,131       116,463       1,200
  Class C.....................................     71,167             --            --        50,445          --
                                                 --------       --------      --------    ----------    --------
Total.........................................   $409,627       $693,156      $619,476    $1,279,205    $175,565
                                                 ========       ========      ========    ==========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I.....................................     24,379         54,891        40,850        94,081      16,162
  Class A.....................................      6,953          5,293         4,604        17,056         964
  Class B.....................................      1,372          1,140         1,216        11,655         118
  Class C.....................................      6,848             --            --         5,051          --
                                                 --------       --------      --------    ----------    --------
Total.........................................     39,552         61,324        46,670       127,843      17,244
                                                 ========       ========      ========    ==========    ========
Net Asset Value
  Class I -- Offering and redemption price per
    share.....................................   $  10.35       $  11.30      $  13.27    $    10.00    $  10.19
                                                 ========       ========      ========    ==========    ========
  Class A -- Redemption price per share.......   $  10.33       $  11.30      $  13.29    $    10.04    $  10.10
                                                 ========       ========      ========    ==========    ========
      Maximum sales charge....................       3.00%          4.50%         4.50%         4.50%       4.50%
                                                 ========       ========      ========    ==========    ========
      Maximum offering price per share
         (100%/(100%-maximum sales charge) of
         net asset value adjusted to the
         nearest cent)........................   $  10.65       $  11.83      $  13.92    $    10.51    $  10.58
                                                 ========       ========      ========    ==========    ========
  Class B -- Offering price per share (a).....   $  10.39       $  11.33      $  13.27    $     9.99    $  10.19
                                                 ========       ========      ========    ==========    ========
  Class C -- Offering price per share (a).....   $  10.39                                 $     9.99
                                                 ========                                 ==========

------------
(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.
See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                                                        WEST
                                                  KENTUCKY     LOUISIANA    MICHIGAN       OHIO       VIRGINIA
                                                  MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL
                                                  BOND FUND    BOND FUND    BOND FUND    BOND FUND    BOND FUND
                                                  ---------    ---------    ---------    ---------    ---------
ASSETS:
Investments, at cost............................  $137,538     $136,490     $297,867     $240,987     $ 94,766
Unrealized appreciation (depreciation) from
  investments...................................    11,508       11,177       27,789       18,372        9,065
                                                  --------     --------     --------     --------     --------
Investments, at value...........................   149,046      147,667      325,656      259,359      103,831
Interest and dividends receivable...............     2,084        1,899        3,296        2,326        1,184
Receivable for capital shares issued............        --          229          338          300          153
Prepaid expenses and other assets...............         1            1            3            2            1
                                                  --------     --------     --------     --------     --------
Total Assets....................................   151,131      149,796      329,293      261,987      105,169
                                                  --------     --------     --------     --------     --------
LIABILITIES:
Dividends payable...............................       513          460        1,135          836          361
Payable for capital shares redeemed.............        13            6        1,549           28           12
Accrued expenses and other payables:
  Investment advisory fees......................        51           51          110           86           35
  Administration fees...........................        21           20           45           35           14
  Distribution fees.............................        14           26           42           62           10
  Other.........................................        58           60           11           78           40
                                                  --------     --------     --------     --------     --------
Total Liabilities...............................       670          623        2,892        1,125          472
                                                  --------     --------     --------     --------     --------
NET ASSETS:
Capital.........................................   141,374      139,566      309,622      250,730       97,228
Undistributed (distributions in excess of) net
  investment income.............................        25           22           87           35           14
Accumulated undistributed net realized gains
  (losses) from investment transactions.........    (2,446)      (1,592)     (11,097)      (8,275)      (1,610)
Net unrealized appreciation (depreciation) from
  investments...................................    11,508       11,177       27,789       18,372        9,065
                                                  --------     --------     --------     --------     --------
Net Assets......................................  $150,461     $149,173     $326,401     $260,862     $104,697
                                                  ========     ========     ========     ========     ========
NET ASSETS:
  Class I.......................................  $122,467     $ 59,748     $209,662     $138,932     $ 85,233
  Class A.......................................    13,436       75,647       83,430       55,378        7,915
  Class B.......................................    14,558       13,778       33,309       66,552       11,549
                                                  --------     --------     --------     --------     --------
Total...........................................  $150,461     $149,173     $326,401     $260,862     $104,697
                                                  ========     ========     ========     ========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I.......................................    11,588        5,710       18,800       12,386        8,175
  Class A.......................................     1,271        7,228        7,476        4,917          753
  Class B.......................................     1,385        1,317        3,099        5,870        1,100
                                                  --------     --------     --------     --------     --------
Total...........................................    14,244       14,255       29,375       23,173       10,028
                                                  ========     ========     ========     ========     ========
Net Asset Value
  Class I -- Offering and redemption price per
    share.......................................  $  10.57     $  10.46     $  11.15     $  11.22     $  10.43
                                                  ========     ========     ========     ========     ========
  Class A -- Redemption price per share.........  $  10.58     $  10.47     $  11.16     $  11.26     $  10.51
                                                  ========     ========     ========     ========     ========
      Maximum sales charge......................      4.50%        4.50%        4.50%        4.50%        4.50%
                                                  ========     ========     ========     ========     ========
      Maximum offering price per share
         (100%/(100%-maximum sales charge) of
         net asset value adjusted to the nearest
         cent)..................................  $  11.08     $  10.96     $  11.69     $  11.79     $  11.01
                                                  ========     ========     ========     ========     ========
  Class B -- Offering price per share (a).......  $  10.51     $  10.46     $  10.75     $  11.34     $  10.50
                                                  ========     ========     ========     ========     ========

------------

(a) Redemption price for Class B shares varies based on the length of time the shares are held.

See notes to financial statements.

                                       82
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                       SHORT-
                                                        TERM         INTERMEDIATE                                     ARIZONA
                                                      MUNICIPAL        TAX-FREE        TAX-FREE       MUNICIPAL      MUNICIPAL
                                                        BOND             BOND            BOND          INCOME          BOND
                                                        FUND             FUND            FUND           FUND           FUND
                                                      ---------      ------------      ---------      ---------      ---------
INVESTMENT INCOME:
Interest income.....................................   $6,319          $16,242          $15,992        $31,628        $4,163
Dividend income.....................................      133              175               89            515            16
                                                       ------          -------          -------        -------        ------
Total Income........................................    6,452           16,417           16,081         32,143         4,179
                                                       ------          -------          -------        -------        ------
EXPENSES:
Investment advisory fees............................    1,125            2,088            1,416          2,920           390
Administration fees.................................      303              561              508          1,047           140
Distribution fees (Class A).........................      107               99              103            301            18
Distribution fees (Class B).........................       56               56               75            583             6
Distribution fees (Class C).........................      295               --               --            237            --
Custodian fees......................................        4                5                6             15             3
Legal and audit fees................................        5                3                3              7             2
Trustees' fees and expenses.........................        2                2                2              7             1
Transfer agent fees.................................       18                6               10             51             1
Registration and filing fees........................       26               11               14             31             5
Printing and mailing costs..........................        9                8                8             24             3
Organization costs..................................        4               --               --             --            --
Other...............................................       21               16               15             52            10
                                                       ------          -------          -------        -------        ------
Total expenses before waivers.......................    1,975            2,855            2,160          5,275           579
Less waivers........................................     (604)            (681)            (194)          (492)          (49)
                                                       ------          -------          -------        -------        ------
Net Expenses........................................    1,371            2,174            1,966          4,783           530
                                                       ------          -------          -------        -------        ------
Net Investment Income...............................    5,081           14,243           14,115         27,360         3,649
                                                       ------          -------          -------        -------        ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions......................................      611            5,742            3,001          6,908           708
Net change in unrealized appreciation (depreciation)
  from investments..................................    3,773            9,563           14,831          7,267         3,949
                                                       ------          -------          -------        -------        ------
Net realized/unrealized gains (losses) from
  investment transactions...........................    4,384           15,305           17,832         14,175         4,657
                                                       ------          -------          -------        -------        ------
Change in net assets resulting from operations......   $9,465          $29,548          $31,947        $41,535        $8,306
                                                       ======          =======          =======        =======        ======

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                     KENTUCKY     LOUISIANA    MICHIGAN       OHIO           WEST
                                                     MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL      VIRGINIA
                                                       BOND         BOND         BOND         BOND         MUNICIPAL
                                                       FUND         FUND         FUND         FUND         BOND FUND
                                                     ---------    ---------    ---------    ---------    -------------
INVESTMENT INCOME:
Interest income....................................   $3,667       $3,496       $ 7,992      $ 5,914        $2,480
Dividend income....................................       28           28            84           65            34
                                                      ------       ------       -------      -------        ------
Total Income.......................................    3,695        3,524         8,076        5,979         2,514
                                                      ------       ------       -------      -------        ------
EXPENSES:
Investment advisory fees...........................      349          461           749          764           229
Administration fees................................      125          124           268          205            82
Distribution fees (Class A)........................       23          128           141           89            12
Distribution fees (Class B)........................       74           72           157          320            55
Custodian fees.....................................        3            3             5            5             2
Legal and audit fees...............................        3            3             4            3             2
Trustees' fees and expenses........................        1            1             2            2            --
Transfer agent fees................................        7           13            15           26             2
Registration and filing fees.......................        6            5            17            8             3
Printing and mailing costs.........................        3            3             7            5             2
Other..............................................       14           12            18           18             7
                                                      ------       ------       -------      -------        ------
Total expenses before waivers......................      608          825         1,383        1,445           396
Less waivers.......................................      (53)        (200)         (143)        (330)          (38)
                                                      ------       ------       -------      -------        ------
Net Expenses.......................................      555          625         1,240        1,115           358
                                                      ------       ------       -------      -------        ------
Net Investment Income..............................    3,140        2,899         6,836        4,864         2,156
                                                      ------       ------       -------      -------        ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions.....................................      248          235           312          195            22
Net change in unrealized appreciation
  (depreciation) from investments..................    3,353        3,504         8,753        5,397         2,252
                                                      ------       ------       -------      -------        ------
Net realized/unrealized gains (losses) from
  investment transactions..........................    3,601        3,739         9,065        5,592         2,274
                                                      ------       ------       -------      -------        ------
Change in net assets resulting from operations.....   $6,741       $6,638       $15,901      $10,456        $4,430
                                                      ======       ======       =======      =======        ======

See notes to financial statements.

                                       84
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                   SHORT-TERM MUNICIPAL       INTERMEDIATE TAX-FREE              TAX-FREE
                                                        BOND FUND                   BOND FUND                   BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                    ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                                   DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                                     31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                                     2002          2002          2002          2002          2002          2002
                                                 ------------    --------    ------------    --------    ------------    --------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........................    $  5,081      $  7,083      $ 14,243      $ 30,780      $ 14,115      $ 29,212
 Net realized gains (losses) from investment
   transactions................................         611           688         5,742         6,476         3,001         2,018
 Net change in unrealized appreciation
   (depreciation) from investments.............       3,773         2,215         9,563         8,743        14,831         6,254
                                                   --------      --------      --------      --------      --------      --------
Change in net assets resulting from
 operations....................................       9,465         9,986        29,548        45,999        31,947        37,484
                                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income....................      (3,487)       (5,794)      (12,932)      (28,736)      (12,540)      (26,627)
 From net realized gains from investment
   transactions................................        (295)           --            --            --            --            --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income....................        (819)         (872)       (1,124)       (1,710)       (1,264)       (2,267)
 From net realized gains from investment
   transactions................................         (81)           --            --            --            --            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income....................        (125)         (116)         (186)         (295)         (278)         (416)
 From net realized gains from investment
   transactions................................         (15)           --            --            --            --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income....................        (655)         (286)(a)
 From net realized gains from investment
   transactions................................         (77)           --            --            --            --            --
                                                   --------      --------      --------      --------      --------      --------
Change in net assets from shareholder
 distributions.................................      (5,554)       (7,068)      (14,242)      (30,741)      (14,082)      (29,310)
                                                   --------      --------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions..................................      93,099       163,751         1,110       (49,924)       (2,504)      (32,472)
                                                   --------      --------      --------      --------      --------      --------
Change in net assets...........................      97,010       166,669        16,416       (34,666)       15,361       (24,298)
NET ASSETS:
 Beginning of period...........................     312,617       145,948       676,740       711,406       604,115       628,413
                                                   --------      --------      --------      --------      --------      --------
 End of period.................................    $409,627      $312,617      $693,156      $676,740      $619,476      $604,115
                                                   ========      ========      ========      ========      ========      ========

                                                       MUNICIPAL                ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                                      INCOME FUND                   BOND FUND                   BOND FUND
                                               --------------------------    ------------------------    ------------------------
                                                SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                                  ENDED           YEAR          ENDED          YEAR         ENDED          YEAR
                                                 DECEMBER        ENDED         DECEMBER       ENDED        DECEMBER       ENDED
                                                   31,          JUNE 30,         31,         JUNE 30,        31,         JUNE 30,
                                                   2002           2002           2002          2002          2002          2002
                                               ------------    ----------    ------------    --------    ------------    --------
                                               (UNAUDITED)                   (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.......................   $   27,360     $   56,886      $  3,649      $  8,047      $  3,140      $  6,712
 Net realized gains (losses) from investment
   transactions..............................        6,908          1,994           708         1,318           248           185
 Net change in unrealized appreciation
   (depreciation) from investments...........        7,267         10,038         3,949         1,833         3,353         1,611
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets resulting from
 operations..................................       41,535         68,918         8,306        11,198         6,741         8,508
                                                ----------     ----------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income..................      (20,884)       (44,154)       (3,440)       (7,828)       (2,640)       (5,738)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income..................       (3,524)        (7,365)         (201)         (202)         (258)         (451)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income..................       (2,046)        (4,074)          (19)          (34)         (242)         (527)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income..................         (840)        (1,293)
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets from shareholder
 distributions...............................      (27,294)       (56,886)       (3,660)       (8,064)       (3,140)       (6,716)
                                                ----------     ----------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions................................      (15,329)        49,825        (1,444)      (10,384)       (3,768)       (1,185)
                                                ----------     ----------      --------      --------      --------      --------
Change in net assets.........................       (1,088)        61,857         3,202        (7,250)         (167)          607
NET ASSETS:
 Beginning of period.........................    1,280,293      1,218,436       172,363       179,613       150,628       150,021
                                                ----------     ----------      --------      --------      --------      --------
 End of period...............................   $1,279,205     $1,280,293      $175,565      $172,363      $150,461      $150,628
                                                ==========     ==========      ========      ========      ========      ========

------------
(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                   LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                                        BOND FUND                   BOND FUND                   BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                    ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                                   DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                                     31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                                     2002          2002          2002          2002          2002          2002
                                                 ------------    --------    ------------    --------    ------------    --------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........................    $  2,899      $  6,271      $  6,836      $ 13,631      $  4,864      $  9,808
 Net realized gains (losses) from investment
   transactions................................         235           242           312           (51)          195           (85)
 Net change in unrealized appreciation
   (depreciation) from investments.............       3,504         1,562         8,753         5,158         5,397         3,751
                                                   --------      --------      --------      --------      --------      --------
Change in net assets resulting from
 operations....................................       6,638         8,075        15,901        18,738        10,456        13,474
                                                   --------      --------      --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income....................      (1,298)       (3,092)       (4,625)       (9,924)       (2,872)       (6,263)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income....................      (1,376)       (2,760)       (1,610)       (2,792)         (985)       (1,611)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income....................        (226)         (427)         (552)         (950)       (1,028)       (1,908)
                                                   --------      --------      --------      --------      --------      --------
Change in net assets from shareholder
 distributions.................................      (2,900)       (6,279)       (6,787)      (13,666)       (4,885)       (9,782)
                                                   --------      --------      --------      --------      --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions..................................      (5,133)        5,768         3,200        14,470        11,968        25,057
                                                   --------      --------      --------      --------      --------      --------
Change in net assets...........................      (1,395)        7,564        12,314        19,542        17,539        28,749
NET ASSETS:
 Beginning of period...........................     150,568       143,004       314,087       294,545       243,323       214,574
                                                   --------      --------      --------      --------      --------      --------
 End of period.................................    $149,173      $150,568      $326,401      $314,087      $260,862      $243,323
                                                   ========      ========      ========      ========      ========      ========

                                                 WEST VIRGINIA MUNICIPAL
                                                        BOND FUND
                                                 ------------------------
                                                  SIX MONTHS
                                                    ENDED          YEAR
                                                   DECEMBER       ENDED
                                                     31,         JUNE 30,
                                                     2002          2002
                                                 ------------    --------
                                                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.........................    $  2,156      $  4,533
 Net realized gains (losses) from investment
   transactions................................          22             5
 Net change in unrealized appreciation
   (depreciation) from investments.............       2,252         1,264
                                                   --------      --------
Change in net assets resulting from
 operations....................................       4,430         5,802
                                                   --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income....................      (1,819)       (3,956)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income....................        (148)         (269)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income....................        (190)         (321)
                                                   --------      --------
Change in net assets from shareholder
 distributions.................................      (2,157)       (4,546)
                                                   --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
 transactions..................................       6,377        (4,351)
                                                   --------      --------
Change in net assets...........................       8,650        (3,095)
NET ASSETS:
 Beginning of period...........................      96,047        99,142
                                                   --------      --------
 End of period.................................    $104,697      $ 96,047
                                                   ========      ========

See notes to financial statements.

                                       86
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                            SHORT-TERM MUNICIPAL      INTERMEDIATE TAX-FREE             TAX-FREE
                                                  BOND FUND                 BOND FUND                  BOND FUND
                                           -----------------------   ------------------------   ------------------------
                                            SIX MONTHS                SIX MONTHS                 SIX MONTHS
                                              ENDED         YEAR        ENDED         YEAR         ENDED         YEAR
                                             DECEMBER      ENDED       DECEMBER       ENDED       DECEMBER       ENDED
                                               31,        JUNE 30,       31,        JUNE 30,        31,        JUNE 30,
                                               2002         2002         2002         2002          2002         2002
                                           ------------   --------   ------------   ---------   ------------   ---------
                                           (UNAUDITED)               (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued............    $ 85,190     $119,020     $ 72,229     $  64,710     $ 54,496     $  73,824
  Dividends reinvested...................         493          945          459         1,252          455         1,235
  Cost of shares redeemed................     (55,421)     (38,627)     (87,290)     (124,381)     (67,864)     (117,639)
                                             --------     --------     --------     ---------     --------     ---------
Change in net assets from Class I capital
  transactions...........................    $ 30,262     $ 81,338     $(14,602)    $ (58,419)    $(12,913)    $ (42,580)
                                             ========     ========     ========     =========     ========     =========
CLASS A SHARES:
  Proceeds from shares issued............    $ 37,093     $ 55,400     $ 17,160     $  22,942     $ 27,625     $  37,333
  Dividends reinvested...................         672          616          544           875          808         1,459
  Cost of shares redeemed................     (16,529)     (14,846)      (5,775)      (16,203)     (20,748)      (34,341)
                                             --------     --------     --------     ---------     --------     ---------
Change in net assets from Class A capital
  transactions...........................    $ 21,236     $ 41,170     $ 11,929     $   7,614     $  7,685     $   4,451
                                             ========     ========     ========     =========     ========     =========
CLASS B SHARES:
  Proceeds from shares issued............    $  7,144     $  6,323     $  4,840     $   2,257     $  3,541     $   6,974
  Dividends reinvested...................          96           82          116           174          212           301
  Cost of shares redeemed................        (832)        (472)      (1,173)       (1,550)      (1,029)       (1,618)
                                             --------     --------     --------     ---------     --------     ---------
Change in net assets from Class B capital
  transactions...........................    $  6,408     $  5,933     $  3,783     $     881     $  2,724     $   5,657
                                             ========     ========     ========     =========     ========     =========
CLASS C SHARES:
  Proceeds from shares issued............    $ 59,860     $ 42,979(a)
  Dividends reinvested...................         600          188(a)
  Cost of shares redeemed................     (25,267)      (7,857)(a)
                                             --------     --------
Change in net assets from Class C capital
  transactions...........................    $ 35,193     $ 35,310
                                             ========     ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.................................       8,275       11,692        6,453         5,913        4,148         5,752
  Reinvested.............................          48           93           41           115           35            96
  Redeemed...............................      (5,381)      (3,802)      (7,777)      (11,367)      (5,165)       (9,153)
                                             --------     --------     --------     ---------     --------     ---------
Change in Class I Shares.................       2,942        7,983       (1,283)       (5,339)        (982)       (3,305)
                                             ========     ========     ========     =========     ========     =========
CLASS A SHARES:
  Issued.................................       3,606        5,455        1,529         2,088        2,102         2,897
  Reinvested.............................          66           60           49            80           61           114
  Redeemed...............................      (1,607)      (1,463)        (514)       (1,482)      (1,576)       (2,671)
                                             --------     --------     --------     ---------     --------     ---------
Change in Class A Shares.................       2,065        4,052        1,064           686          587           340
                                             ========     ========     ========     =========     ========     =========
CLASS B SHARES:
  Issued.................................         691          619          430           205          269           542
  Reinvested.............................           9            8           10            16           16            23
  Redeemed...............................         (80)         (46)        (105)         (141)         (78)         (126)
                                             --------     --------     --------     ---------     --------     ---------
Change in Class B Shares.................         620          581          335            80          207           439
                                             ========     ========     ========     =========     ========     =========
CLASS C SHARES:
  Issued.................................       5,783        4,203(a)
  Reinvested.............................          58           18(a)
  Redeemed...............................      (2,444)        (770)(a)
                                             --------     --------
Change in Class C Shares.................       3,397        3,451
                                             ========     ========

------------

(a) Period from commencement of operations of Class C shares on November 1, 2001.
See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                  MUNICIPAL               ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                                 INCOME FUND                  BOND FUND                   BOND FUND
                                          -------------------------    ------------------------    ------------------------
                                           SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                             ENDED          YEAR          ENDED          YEAR         ENDED          YEAR
                                            DECEMBER        ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                              31,         JUNE 30,         31,         JUNE 30,        31,         JUNE 30,
                                              2002          2002           2002          2002          2002          2002
                                          ------------    ---------    ------------    --------    ------------    --------
                                          (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...........    $ 55,389      $ 132,139      $ 17,351      $ 14,582      $ 10,284      $ 16,381
  Dividends reinvested..................         867          2,053             2             5            18            75
  Cost of shares redeemed...............     (85,249)      (116,002)      (18,969)      (31,782)      (13,748)      (22,534)
                                            --------      ---------      --------      --------      --------      --------
Change in net assets from Class I
  capital transactions..................    $(28,993)     $  18,190      $ (1,616)     $(17,195)     $ (3,446)     $ (6,078)
                                            ========      =========      ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued...........    $ 26,022      $  59,631      $  2,293      $  7,175      $  1,810      $  4,297
  Dividends reinvested..................       2,754          5,918           135            74           165           302
  Cost of shares redeemed...............     (25,815)       (66,783)       (2,395)         (594)       (1,950)         (544)
                                            --------      ---------      --------      --------      --------      --------
Change in net assets from Class A
  capital transactions..................    $  2,961      $  (1,234)     $     33      $  6,655      $     25      $  4,055
                                            ========      =========      ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued...........    $ 11,294      $  20,509      $    302      $    332      $  1,016      $  1,866
  Dividends reinvested..................       1,504          2,904            17            24           176           367
  Cost of shares redeemed...............      (9,411)       (13,001)         (180)         (200)       (1,539)       (1,395)
                                            --------      ---------      --------      --------      --------      --------
Change in net assets from Class B
  capital transactions..................    $  3,387      $  10,412      $    139      $    156      $   (347)     $    838
                                            ========      =========      ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued...........    $ 16,586      $  29,256
  Dividends reinvested..................         666          1,044
  Cost of shares redeemed...............      (9,936)        (7,843)
                                            --------      ---------
Change in net assets from Class C
  capital transactions..................    $  7,316      $  22,457
                                            ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued................................       5,553         13,425         1,722         1,483           983         1,595
  Reinvested............................          87            209            --(a)         --(a)          2             7
  Redeemed..............................      (8,543)       (11,781)       (1,876)       (3,226)       (1,319)       (2,197)
                                            --------      ---------      --------      --------      --------      --------
Change in Class I Shares................      (2,903)         1,853          (154)       (1,743)         (334)         (595)
                                            ========      =========      ========      ========      ========      ========
CLASS A SHARES:
  Issued................................       2,596          6,028           228           731           173           419
  Reinvested............................         275            599            13             8            16            30
  Redeemed..............................      (2,577)        (6,764)         (239)          (61)         (187)          (53)
                                            --------      ---------      --------      --------      --------      --------
Change in Class A Shares................         294           (137)            2           678             2           396
                                            ========      =========      ========      ========      ========      ========
CLASS B SHARES:
  Issued................................       1,133          2,080            30            33            98           183
  Reinvested............................         151            295             2             2            17            36
  Redeemed..............................        (944)        (1,321)          (18)          (20)         (149)         (137)
                                            --------      ---------      --------      --------      --------      --------
Change in Class B Shares................         340          1,054            14            15           (34)           82
                                            ========      =========      ========      ========      ========      ========
CLASS C SHARES:
  Issued................................       1,664          2,965
  Reinvested............................          67            106
  Redeemed..............................        (999)          (799)
                                            --------      ---------
Change in Class C Shares................         732          2,272
                                            ========      =========

------------

(a) Amount is less than 1,000.
See notes to financial statements.

                                       88
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                             LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                                  BOND FUND                   BOND FUND                   BOND FUND
                                           ------------------------    ------------------------    ------------------------
                                            SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                              ENDED          YEAR         ENDED          YEAR         ENDED          YEAR
                                             DECEMBER       ENDED        DECEMBER       ENDED        DECEMBER       ENDED
                                               31,         JUNE 30,        31,         JUNE 30,        31,         JUNE 30,
                                               2002          2002          2002          2002          2002          2002
                                           ------------    --------    ------------    --------    ------------    --------
                                           (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued............    $  2,255      $  5,725      $ 13,649      $ 29,767      $ 13,384      $ 24,973
  Dividends reinvested...................          26            59           244           451           132           224
  Cost of shares redeemed................     (12,589)      (10,873)      (26,452)      (36,704)      (14,403)      (25,548)
                                             --------      --------      --------      --------      --------      --------
Change in net assets from Class I capital
  transactions...........................    $(10,308)     $ (5,089)     $(12,559)     $ (6,486)     $   (887)     $   (351)
                                             ========      ========      ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued............    $  8,203      $ 17,478      $ 21,333      $ 30,947      $ 12,217      $ 24,036
  Dividends reinvested...................         803         1,566         1,097         1,641           719         1,224
  Cost of shares redeemed................      (4,192)      (10,411)      (10,564)      (21,932)       (6,618)      (10,291)
                                             --------      --------      --------      --------      --------      --------
Change in net assets from Class A capital
  transactions...........................    $  4,814      $  8,633      $ 11,866      $ 10,656      $  6,318      $ 14,969
                                             ========      ========      ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued............    $  4,539      $  3,606      $  4,893      $ 12,894      $  9,629      $ 15,728
  Dividends reinvested...................         172           282           411           709           802         1,514
  Cost of shares redeemed................      (4,350)       (1,664)       (1,411)       (3,303)       (3,894)       (6,803)
                                             --------      --------      --------      --------      --------      --------
Change in net assets from Class B capital
  transactions...........................    $    361      $  2,224      $  3,893      $ 10,300      $  6,537      $ 10,439
                                             ========      ========      ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued.................................         219           564         1,241         2,764         1,200         2,288
  Reinvested.............................           2             6            22            42            12            21
  Redeemed...............................      (1,217)       (1,072)       (2,409)       (3,414)       (1,294)       (2,349)
                                             --------      --------      --------      --------      --------      --------
Change in Class I Shares.................        (996)         (502)       (1,146)         (608)          (82)          (40)
                                             ========      ========      ========      ========      ========      ========
CLASS A SHARES:
  Issued.................................         793         1,715         1,935         2,873         1,093         2,199
  Reinvested.............................          78           155           100           153            64           112
  Redeemed...............................        (406)       (1,028)         (956)       (2,047)         (592)         (944)
                                             --------      --------      --------      --------      --------      --------
Change in Class A Shares.................         465           842         1,079           979           565         1,367
                                             ========      ========      ========      ========      ========      ========
CLASS B SHARES:
  Issued.................................         441           354           461         1,238           854         1,427
  Reinvested.............................          17            28            39            68            72           138
  Redeemed...............................        (422)         (164)         (133)         (319)         (346)         (619)
                                             --------      --------      --------      --------      --------      --------
Change in Class B Shares.................          36           218           367           987           580           946
                                             ========      ========      ========      ========      ========      ========

See notes to financial statements.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                            WEST VIRGINIA MUNICIPAL
                                                   BOND FUND
                                            -----------------------
                                             SIX MONTHS
                                               ENDED         YEAR
                                              DECEMBER      ENDED
                                                31,        JUNE 30,
                                                2002         2002
                                            ------------   --------
                                            (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.............    $ 9,448      $ 11,783
  Dividends reinvested....................        106            52
  Cost of shares redeemed.................     (5,815)      (19,712)
                                              -------      --------
Change in net assets from Class I capital
  transactions............................    $ 3,739      $ (7,877)
                                              =======      ========
CLASS A SHARES:
  Proceeds from shares issued.............    $ 2,160      $  2,086
  Dividends reinvested....................         83           118
  Cost of shares redeemed.................       (907)       (1,505)
                                              -------      --------
Change in net assets from Class A capital
  transactions............................    $ 1,336      $    699
                                              =======      ========
CLASS B SHARES:
  Proceeds from shares issued.............    $ 1,556      $  2,943
  Dividends reinvested....................        140           236
  Cost of shares redeemed.................       (394)         (352)
                                              -------      --------
Change in net assets from Class B capital
  transactions............................    $ 1,302      $  2,827
                                              =======      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..................................        916         1,160
  Reinvested..............................         10             5
  Redeemed................................       (563)       (1,943)
                                              -------      --------
Change in Class I Shares..................        363          (778)
                                              =======      ========
CLASS A SHARES:
  Issued..................................        207           204
  Reinvested..............................          8            12
  Redeemed................................        (87)         (147)
                                              -------      --------
Change in Class A Shares..................        128            69
                                              =======      ========
CLASS B SHARES:
  Issued..................................        149           288
  Reinvested..............................         14            23
  Redeemed................................        (38)          (34)
                                              -------      --------
Change in Class B Shares..................        125           277
                                              =======      ========

See notes to financial statements.

                                       90
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                        NET                        AND
                                       ASSET                    UNREALIZED       TOTAL
                                      VALUE,        NET           GAINS           FROM         NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................   $10.24       $0.15          $ 0.12         $ 0.27       $(0.15)     $(0.01)      $(0.16)
 Year Ended June 30, 2002..........    10.09        0.35            0.15           0.50        (0.35)         --        (0.35)
 Year Ended June 30, 2001..........     9.90        0.44            0.19           0.63        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.02        0.41           (0.12)          0.29        (0.41)         --        (0.41)
 Six Months Ended June 30, 1999
   (d).............................    10.16        0.19           (0.14)          0.05        (0.19)         --        (0.19)
 May 4, 1998 to December 31, 1998
   (e).............................    10.00        0.25            0.16           0.41        (0.25)         --        (0.25)

INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................    11.05        0.23            0.25           0.48        (0.23)         --        (0.23)
 Year Ended June 30, 2002..........    10.82        0.48            0.23           0.71        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........    10.41        0.50            0.41           0.91        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.68        0.49           (0.27)          0.22        (0.49)         --        (0.49)
 Year Ended June 30, 1999..........    11.15        0.50           (0.30)          0.20        (0.50)      (0.17)       (0.67)
 Year Ended June 30, 1998..........    10.92        0.52            0.31           0.83        (0.52)      (0.08)       (0.60)

TAX-FREE BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................    12.89        0.30            0.38           0.68        (0.30)         --        (0.30)
 Year Ended June 30, 2002..........    12.72        0.61            0.17           0.78        (0.61)         --        (0.61)
 Year Ended June 30, 2001..........    12.15        0.61            0.57           1.18        (0.61)         --        (0.61)
 Year Ended June 30, 2000..........    12.44        0.60           (0.29)          0.31        (0.60)         --        (0.60)
 Six Months Ended June 30, 1999
   (f).............................    12.98        0.29           (0.52)         (0.23)       (0.30)      (0.01)       (0.31)
 Year Ended December 31, 1998......    12.86        0.60            0.16           0.76        (0.61)      (0.03)       (0.64)
 Year Ended December 31, 1997......    12.36        0.61            0.51           1.12        (0.62)         --        (0.62)

MUNICIPAL INCOME FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................     9.89        0.22            0.11           0.33        (0.22)         --        (0.22)
 Year Ended June 30, 2002..........     9.80        0.46            0.09           0.55        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.46        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.92        0.48           (0.46)          0.02        (0.48)         --        (0.48)
 Year Ended June 30, 1999..........    10.11        0.50           (0.19)          0.31        (0.50)         --        (0.50)
 Year Ended June 30, 1998..........     9.84        0.51            0.27           0.78        (0.51)         --        (0.51)

ARIZONA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................     9.92        0.22            0.27           0.49        (0.22)         --        (0.22)
 Year Ended June 30, 2002..........     9.75        0.45            0.17           0.62        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.46        0.46            0.29           0.75        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.74        0.46           (0.21)          0.25        (0.46)      (0.07)       (0.53)
 Year Ended June 30, 1999..........    10.15        0.46           (0.26)          0.20        (0.46)      (0.15)       (0.61)
 Year Ended June 30, 1998..........    10.06        0.49            0.16           0.65        (0.49)      (0.07)       (0.56)

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.31        0.22            0.26           0.48        (0.22)         --        (0.22)
 Year Ended June 30, 2002..........    10.19        0.47            0.12           0.59        (0.47)         --        (0.47)
 Year Ended June 30, 2001..........     9.90        0.49            0.29           0.78        (0.49)         --        (0.49)
 Year Ended June 30, 2000..........    10.12        0.49           (0.22)          0.27        (0.49)         --        (0.49)
 Year Ended June 30, 1999..........    10.40        0.50           (0.28)          0.22        (0.50)         --        (0.50)
 Year Ended June 30, 1998..........    10.20        0.51            0.20           0.71        (0.51)         --        (0.51)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not Annualized.

(c) Annualized

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

                                                                 Report



ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                                     RATIO OF
                                                                                      RATIO OF         NET
                                                                                      EXPENSES      INVESTMENT
                                            NET ASSET                 NET ASSETS,        TO           INCOME
                                              VALUE,        TOTAL    END OF PERIOD    AVERAGE       TO AVERAGE
                                          END OF PERIOD     RETURN      (000'S)      NET ASSETS     NET ASSETS
                                         ----------------   ------   -------------   ----------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................      $10.35         2.65%(b)  $  252,407       0.55%(c)       2.89%(c)
  Year Ended June 30, 2002..............       10.24         4.98        219,485        0.55           3.48
  Year Ended June 30, 2001..............       10.09         6.52        135,796        0.55           4.43
  Year Ended June 30, 2000..............        9.90         2.93        116,527        0.57           4.09
  Six Months Ended June 30, 1999 (d)....       10.02         0.50(b)     132,902        0.62(c)        3.79(c)
  May 4, 1998 to December 31, 1998
 (e)....................................       10.16         4.15(b)     118,296        0.61(c)        3.75(c)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.30         4.41(b)     620,433        0.59(c)        4.13(c)
  Year Ended June 30, 2002..............       11.05         6.83        621,073        0.59           4.41
  Year Ended June 30, 2001..............       10.82         8.85        665,256        0.59           4.66
  Year Ended June 30, 2000..............       10.41         2.19        737,277        0.59           4.72
  Year Ended June 30, 1999..............       10.68         1.71      1,013,839        0.59           4.49
  Year Ended June 30, 1998..............       11.15         7.74        493,686        0.60           4.70

TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       13.27         5.32(b)     542,145        0.58(c)        4.53(c)
  Year Ended June 30, 2002..............       12.89         6.25        539,253        0.58           4.72
  Year Ended June 30, 2001..............       12.72         9.88        574,311        0.58           4.86
  Year Ended June 30, 2000..............       12.15         2.64        609,667        0.60           4.96
  Six Months Ended June 30, 1999 (f)....       12.44         1.78(b)     795,839        0.63(c)        4.60(c)
  Year Ended December 31, 1998..........       12.98         6.01        841,715        0.63           4.61
  Year Ended December 31, 1997..........       12.86         9.32        355,814        0.60           4.90

MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.00         3.35(b)     941,026        0.59(c)        4.36(c)
  Year Ended June 30, 2002..............        9.89         5.82        959,322        0.59           4.65
  Year Ended June 30, 2001..............        9.80         8.77        931,851        0.58           4.99
  Year Ended June 30, 2000..............        9.46         0.32        857,118        0.57           5.07
  Year Ended June 30, 1999..............        9.92         3.06        744,647        0.57           4.92
  Year Ended June 30, 1998..............       10.11         8.09        617,885        0.57           5.08

ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.19         4.94(b)     164,618        0.59(c)        4.23(c)
  Year Ended June 30, 2002..............        9.92         6.57        161,869        0.59           4.52
  Year Ended June 30, 2001..............        9.75         7.92        176,004        0.59           4.71
  Year Ended June 30, 2000..............        9.46         2.66        195,753        0.60           4.82
  Year Ended June 30, 1999..............        9.74         1.94        233,360        0.61           4.59
  Year Ended June 30, 1998..............       10.15         6.58        248,590        0.59           4.79

KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
  (Unaudited)...........................       10.57         4.69(b)     122,467        0.61(c)        4.16(c)
  Year Ended June 30, 2002..............       10.31         5.89        122,970        0.61           4.56
  Year Ended June 30, 2001..............       10.19         8.06        127,557        0.61           4.89
  Year Ended June 30, 2000..............        9.90         2.83        124,778        0.61           5.00
  Year Ended June 30, 1999..............       10.12         2.05        122,917        0.61           4.77
  Year Ended June 30, 1998..............       10.40         7.11        122,220        0.60           4.94

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE
                                              NET        PORTFOLIO
                                            ASSETS*     TURNOVER (A)
                                          -----------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.81%(c)       54.17%
  Year Ended June 30, 2002..............     0.81           94.19
  Year Ended June 30, 2001..............     0.81           89.29
  Year Ended June 30, 2000..............     0.89          113.70
  Six Months Ended June 30, 1999 (d)....     0.80(c)        74.84
  May 4, 1998 to December 31, 1998
  (e)...................................     0.70(c)        32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.78(c)        35.19
  Year Ended June 30, 2002..............     0.78           65.46
  Year Ended June 30, 2001..............     0.79           96.03
  Year Ended June 30, 2000..............     0.80           86.32
  Year Ended June 30, 1999..............     0.81          108.41
  Year Ended June 30, 1998..............     0.81          109.03
TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.63(c)         5.15
  Year Ended June 30, 2002..............     0.63           10.70
  Year Ended June 30, 2001..............     0.63           33.81
  Year Ended June 30, 2000..............     0.66           44.41
  Six Months Ended June 30, 1999 (f)....     0.66(c)        37.90
  Year Ended December 31, 1998..........     0.63           22.05
  Year Ended December 31, 1997..........     0.60           32.08
MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.64(c)        41.70
  Year Ended June 30, 2002..............     0.64           93.62
  Year Ended June 30, 2001..............     0.64           65.31
  Year Ended June 30, 2000..............     0.67          100.61
  Year Ended June 30, 1999..............     0.67           55.03
  Year Ended June 30, 1998..............     0.67           69.76
ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.64(c)        12.21
  Year Ended June 30, 2002..............     0.64           12.38
  Year Ended June 30, 2001..............     0.64           17.30
  Year Ended June 30, 2000..............     0.65           19.28
  Year Ended June 30, 1999..............     0.67           16.29
  Year Ended June 30, 1998..............     0.65           20.89
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.66(c)         5.77
  Year Ended June 30, 2002..............     0.66           15.24
  Year Ended June 30, 2001..............     0.66           16.70
  Year Ended June 30, 2000..............     0.69           21.82
  Year Ended June 30, 1999..............     0.71            6.30
  Year Ended June 30, 1998..............     0.69            5.81

                                       92
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                        NET                        AND
                                       ASSET                    UNREALIZED       TOTAL
                                      VALUE,        NET           GAINS           FROM         NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................   $10.20       $0.21          $ 0.26         $ 0.47       $(0.21)     $   --       $(0.21)
 Year Ended June 30, 2002..........    10.08        0.45            0.12           0.57        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........     9.74        0.48            0.34           0.82        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.48           (0.21)          0.27        (0.48)      (0.01)       (0.49)
 Year Ended June 30, 1999..........    10.26        0.48           (0.28)          0.20        (0.48)      (0.02)       (0.50)
 Year Ended June 30, 1998..........    10.10        0.50            0.16           0.66        (0.50)         --        (0.50)

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.83        0.24            0.32           0.56        (0.24)         --        (0.24)
 Year Ended June 30, 2002..........    10.65        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.22        0.50            0.43           0.93        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    10.62        0.51           (0.38)          0.13        (0.51)      (0.02)       (0.53)
 Six Months Ended June 30, 1999
   (d).............................    11.03        0.25           (0.41)         (0.16)       (0.25)         --        (0.25)
 Year Ended December 31, 1998......    10.93        0.50            0.13           0.63        (0.51)      (0.02)       (0.53)
 Year Ended December 31, 1997......    10.48        0.51            0.45           0.96        (0.51)         --        (0.51)

OHIO MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.97        0.23            0.25           0.48        (0.23)         --        (0.23)
 Year Ended June 30, 2002..........    10.79        0.49            0.18           0.67        (0.49)         --        (0.49)
 Year Ended June 30, 2001..........    10.44        0.53            0.35           0.88        (0.53)         --        (0.53)
 Year Ended June 30, 2000..........    10.75        0.53           (0.31)          0.22        (0.53)         --        (0.53)
 Year Ended June 30, 1999..........    11.08        0.54           (0.33)          0.21        (0.54)         --        (0.54)
 Year Ended June 30, 1998..........    10.88        0.56            0.20           0.76        (0.56)         --        (0.56)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.19        0.23            0.24           0.47        (0.23)         --        (0.23)
 Year Ended June 30, 2002..........    10.06        0.48            0.13           0.61        (0.48)         --        (0.48)
 Year Ended June 30, 2001..........     9.73        0.48            0.33           0.81        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........     9.96        0.49           (0.23)          0.26        (0.49)         --(e)     (0.49)
 Year Ended June 30, 1999..........    10.28        0.49           (0.31)          0.18        (0.49)      (0.01)       (0.50)
 Year Ended June 30, 1998..........    10.06        0.50            0.22           0.72        (0.50)         --        (0.50)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not Annualized

(c) Annualized

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(e) Amount is less than $0.01.

See notes to financial statements.

                                                                 Report




ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                                     RATIO OF
                                                                                      RATIO OF         NET
                                                                      NET ASSETS,     EXPENSES      INVESTMENT
                                            NET ASSET                   END OF           TO           INCOME
                                              VALUE,        TOTAL       PERIOD        AVERAGE       TO AVERAGE
                                          END OF PERIOD     RETURN      (000'S)      NET ASSETS     NET ASSETS
                                         ----------------   ------   -------------   ----------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................      $10.46         4.63%(b)   $ 59,748        0.61%(c)       3.98%(c)
  Year Ended June 30, 2002..............       10.20         5.75        68,446         0.61           4.41
  Year Ended June 30, 2001..............       10.08         8.56        72,627         0.61           4.81
  Year Ended June 30, 2000..............        9.74         2.81        80,167         0.61           4.92
  Year Ended June 30, 1999..............        9.96         1.92       106,294         0.61           4.66
  Year Ended June 30, 1998..............       10.26         6.62        92,690         0.60           4.85

MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.15         5.17(b)    209,662         0.60(c)        4.25(c)
  Year Ended June 30, 2002..............       10.83         6.39       216,149         0.60           4.53
  Year Ended June 30, 2001..............       10.65         9.29       218,856         0.59           4.79
  Year Ended June 30, 2000..............       10.22         1.28       233,913         0.61           4.94
  Six Months Ended June 30, 1999 (d)....       10.62        (1.46)(b)    309,445        0.66(c)        4.60(c)
  Year Ended December 31, 1998..........       11.03         5.94       298,842         0.66           4.52
  Year Ended December 31, 1997..........       10.93         9.42        61,768         0.67           4.84

OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.22         4.42(b)    138,932         0.60(c)        4.09(c)
  Year Ended June 30, 2002..............       10.97         6.33       136,759         0.60           4.49
  Year Ended June 30, 2001..............       10.79         8.63       134,934         0.60           4.99
  Year Ended June 30, 2000..............       10.44         2.20       126,362         0.60           5.10
  Year Ended June 30, 1999..............       10.75         1.84       160,493         0.56           4.86
  Year Ended June 30, 1998..............       11.08         7.13       149,890         0.54           5.09

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.43         4.61(b)     85,233         0.59(c)        4.35(c)
  Year Ended June 30, 2002..............       10.19         6.22        79,617         0.61           4.73
  Year Ended June 30, 2001..............       10.06         8.53        86,428         0.61           4.87
  Year Ended June 30, 2000..............        9.73         2.76        91,975         0.61           5.03
  Year Ended June 30, 1999..............        9.96         1.71        98,391         0.61           4.74
  Year Ended June 30, 1998..............       10.28         7.36       102,413         0.60           4.93

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE
                                              NET        PORTFOLIO
                                            ASSETS*     TURNOVER (A)
                                          -----------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.81%(c)       4.91%
  Year Ended June 30, 2002..............     0.81          22.19
  Year Ended June 30, 2001..............     0.81          11.08
  Year Ended June 30, 2000..............     0.83          17.27
  Year Ended June 30, 1999..............     0.85          19.67
  Year Ended June 30, 1998..............     0.83          12.03
MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.65(c)        4.76
  Year Ended June 30, 2002..............     0.65           7.96
  Year Ended June 30, 2001..............     0.64          17.30
  Year Ended June 30, 2000..............     0.67          33.34
  Six Months Ended June 30, 1999 (d)....     0.69(c)       10.60
  Year Ended December 31, 1998..........     0.67          23.33
  Year Ended December 31, 1997..........     0.73          37.84
OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.81(c)        7.70
  Year Ended June 30, 2002..............     0.82          20.90
  Year Ended June 30, 2001..............     0.81          15.67
  Year Ended June 30, 2000..............     0.83          35.46
  Year Ended June 30, 1999..............     0.83          13.69
  Year Ended June 30, 1998..............     0.83          10.49
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 I)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     0.65(c)        3.76
  Year Ended June 30, 2002..............     0.66          12.03
  Year Ended June 30, 2001..............     0.66           7.91
  Year Ended June 30, 2000..............     0.68          24.67
  Year Ended June 30, 1999..............     0.71          15.24
  Year Ended June 30, 1998..............     0.72          16.69

                                       94
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET                  UNREALIZED       TOTAL
                                      VALUE,        NET           GAINS           FROM         NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................   $10.21       $0.11          $ 0.13         $ 0.24       $(0.11)     $(0.01)      $(0.12)
 Year Ended June 30, 2002..........    10.07        0.32            0.14           0.46        (0.32)         --        (0.32)
 Year Ended June 30, 2001..........     9.87        0.42            0.20           0.62        (0.42)         --        (0.42)
 Year Ended June 30, 2000..........    10.01        0.38           (0.14)          0.24        (0.38)         --        (0.38)
 Six Months Ended June 30,
 1999(d)...........................    10.15        0.19           (0.15)          0.04        (0.18)         --        (0.18)
 May 4, 1998 to December 31,
 1998(e)...........................    10.00        0.22            0.16           0.38        (0.23)         --        (0.23)

INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................    11.05        0.22            0.25           0.47        (0.22)         --        (0.22)
 Year Ended June 30, 2002..........    10.81        0.45            0.24           0.69        (0.45)         --        (0.45)
 Year Ended June 30, 2001..........    10.41        0.48            0.40           0.88        (0.48)         --        (0.48)
 Year Ended June 30, 2000..........    10.67        0.47           (0.26)          0.21        (0.47)         --        (0.47)
 Year Ended June 30, 1999..........    11.14        0.47           (0.30)          0.17        (0.47)      (0.17)       (0.64)
 Year Ended June 30, 1998..........    10.91        0.50            0.31           0.81        (0.50)      (0.08)       (0.58)

TAX-FREE BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................    12.91        0.28            0.38           0.66        (0.28)         --        (0.28)
 Year Ended June 30, 2002..........    12.74        0.57            0.18           0.75        (0.58)         --        (0.58)
 Year Ended June 30, 2001..........    12.16        0.58            0.58           1.16        (0.58)         --        (0.58)
 Year Ended June 30, 2000..........    12.44        0.57           (0.28)          0.29        (0.57)         --        (0.57)
 Six Months Ended June 30,
 1999(f)...........................    12.99        0.28           (0.53)         (0.25)       (0.29)      (0.01)       (0.30)
 Year Ended December 31, 1998......    12.87        0.55            0.17           0.72        (0.57)      (0.03)       (0.60)
 Year Ended December 31, 1997......    12.36        0.56            0.54           1.10        (0.59)         --        (0.59)

MUNICIPAL INCOME FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................     9.93        0.21            0.11           0.32        (0.21)         --        (0.21)
 Year Ended June 30, 2002..........     9.83        0.43            0.10           0.53        (0.43)         --        (0.43)
 Year Ended June 30, 2001..........     9.49        0.46            0.34           0.80        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........     9.95        0.46           (0.46)            --        (0.46)         --        (0.46)
 Year Ended June 30, 1999..........    10.14        0.47           (0.19)          0.28        (0.47)         --        (0.47)
 Year Ended June 30, 1998..........     9.87        0.49            0.27           0.76        (0.49)         --        (0.49)

ARIZONA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................     9.84        0.20            0.26           0.46        (0.20)         --        (0.20)
 Year Ended June 30, 2002..........     9.67        0.39            0.20           0.59        (0.42)         --        (0.42)
 Year Ended June 30, 2001..........     9.39        0.43            0.28           0.71        (0.43)         --        (0.43)
 Year Ended June 30, 2000..........     9.67        0.43           (0.21)          0.22        (0.43)      (0.07)       (0.50)
 Year Ended June 30, 1999..........    10.08        0.44           (0.26)          0.18        (0.44)      (0.15)       (0.59)
 Year Ended June 30, 1998..........     9.99        0.46            0.16           0.62        (0.46)      (0.07)       (0.53)

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................    10.32        0.21            0.26           0.47        (0.21)         --        (0.21)
 Year Ended June 30, 2002..........    10.20        0.43            0.13           0.56        (0.44)         --        (0.44)
 Year Ended June 30, 2001..........     9.90        0.47            0.30           0.77        (0.47)         --        (0.47)
 Year Ended June 30, 2000..........    10.13        0.47           (0.23)          0.24        (0.47)         --        (0.47)
 Year Ended June 30, 1999..........    10.41        0.47           (0.28)          0.19        (0.47)         --        (0.47)
 Year Ended June 30, 1998..........    10.21        0.49            0.20           0.69        (0.49)         --        (0.49)

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not Annualized.

(c) Annualized

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

                                                                 Report



ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                      RATIOS/SUPPLEMENTARY DATA
                                                                                      --------------------------

                                                                                                       RATIO OF
                                                                                       NET ASSETS,     EXPENSES
                                            NET ASSET            TOTAL RETURN            END OF           TO
                                              VALUE,            (EXCLUDES SALES          PERIOD        AVERAGE
                                          END OF PERIOD             CHARGE)              (000'S)      NET ASSETS
                                         ----------------   -----------------------   -------------   ----------

SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................      $10.33                 2.63%(b)           $ 71,796         0.80%(c)
  Year Ended June 30, 2002..............       10.21                 4.64                 49,927         0.80
  Year Ended June 30, 2001..............       10.07                 6.38                  8,423         0.80
  Year Ended June 30, 2000..............        9.87                 2.47                  3,053         0.82
  Six Months Ended June 30, 1999(d).....       10.01                 0.37(b)               1,843         0.86(c)
  May 4, 1998 to December 31, 1998(e)...       10.15                 3.89(b)                 559         0.86(c)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.30                 4.28(b)              59,813         0.84(c)
  Year Ended June 30, 2002..............       11.05                 6.54                 46,752         0.84
  Year Ended June 30, 2001..............       10.81                 8.56                 38,293         0.84
  Year Ended June 30, 2000..............       10.41                 2.03                 32,200         0.84
  Year Ended June 30, 1999..............       10.67                 1.45                 34,725         0.84
  Year Ended June 30, 1998..............       11.14                 7.50                 14,515         0.85

TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       13.29                 5.18(b)              61,200         0.83(c)
  Year Ended June 30, 2002..............       12.91                 5.97                 51,859         0.83
  Year Ended June 30, 2001..............       12.74                 9.67                 46,849         0.83
  Year Ended June 30, 2000..............       12.16                 2.47                 33,629         0.85
  Six Months Ended June 30, 1999(f).....       12.44                (1.97)(b)             38,253         0.87(c)
  Year Ended December 31, 1998..........       12.99                 5.74                 47,176         0.88
  Year Ended December 31, 1997..........       12.87                 9.13                 34,729         0.85

MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.04                 3.22(b)             171,271         0.84(c)
  Year Ended June 30, 2002..............        9.93                 5.52                166,452         0.84
  Year Ended June 30, 2001..............        9.83                 8.56                166,096         0.83
  Year Ended June 30, 2000..............        9.49                 0.06                144,335         0.82
  Year Ended June 30, 1999..............        9.95                 2.80                188,143         0.82
  Year Ended June 30, 1998..............       10.14                 7.84                101,805         0.82

ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.10                 4.72(b)               9,747         0.84(c)
  Year Ended June 30, 2002..............        9.84                 6.25                  9,462         0.84
  Year Ended June 30, 2001..............        9.67                 7.72                  2,746         0.84
  Year Ended June 30, 2000..............        9.39                 2.43                  2,391         0.86
  Year Ended June 30, 1999..............        9.67                 1.69                  1,799         0.86
  Year Ended June 30, 1998..............       10.08                 6.30                  1,321         0.84

KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.58                 4.57(b)              13,436         0.86(c)
  Year Ended June 30, 2002..............       10.32                 5.61                 13,099         0.86
  Year Ended June 30, 2001..............       10.20                 7.90                  8,906         0.86
  Year Ended June 30, 2000..............        9.90                 2.47                  8,230         0.86
  Year Ended June 30, 1999..............       10.13                 1.79                 10,075         0.86
  Year Ended June 30, 1998..............       10.41                 6.86                  7,899         0.85

                                            RATIOS/SUPPLEMENTARY DATA
                                          -----------------------------
                                             RATIO OF
                                               NET
                                            INVESTMENT       RATIO OF
                                              INCOME         EXPENSES
                                            TO AVERAGE      TO AVERAGE     PORTFOLIO
                                            NET ASSETS     NET ASSETS*    TURNOVER (A)
                                          --------------   ------------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       2.63%(c)        1.16%(c)       54.17%
  Year Ended June 30, 2002..............       3.13            1.15           94.19
  Year Ended June 30, 2001..............       4.13            1.16           89.29
  Year Ended June 30, 2000..............       3.91            1.24          113.70
  Six Months Ended June 30, 1999(d).....       3.48(c)         1.16(c)        74.84
  May 4, 1998 to December 31, 1998(e)...       3.53(c)         0.99(c)        32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       3.87(c)         1.13(c)        35.19
  Year Ended June 30, 2002..............       4.16            1.13           65.46
  Year Ended June 30, 2001..............       4.42            1.14           96.03
  Year Ended June 30, 2000..............       4.48            1.15           86.32
  Year Ended June 30, 1999..............       4.28            1.16          108.41
  Year Ended June 30, 1998..............       4.45            1.16          109.03
TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       4.28(c)         0.98(c)         5.15
  Year Ended June 30, 2002..............       4.47            0.98           10.70
  Year Ended June 30, 2001..............       4.59            0.98           33.81
  Year Ended June 30, 2000..............       4.72            1.00           44.41
  Six Months Ended June 30, 1999(f).....       4.34(c)         0.95(c)        37.90
  Year Ended December 31, 1998..........       4.36            0.88           22.05
  Year Ended December 31, 1997..........       4.65            0.85           32.08
MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       4.11(c)         0.99(c)        41.70
  Year Ended June 30, 2002..............       4.40            0.99           93.62
  Year Ended June 30, 2001..............       4.74            0.98           65.31
  Year Ended June 30, 2000..............       4.79            1.01          100.61
  Year Ended June 30, 1999..............       4.62            1.01           55.03
  Year Ended June 30, 1998..............       4.83            1.02           69.76
ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       3.97(c)         0.99(c)        12.21
  Year Ended June 30, 2002..............       4.26            0.99           12.38
  Year Ended June 30, 2001..............       4.46            0.99           17.30
  Year Ended June 30, 2000..............       4.64            1.01           19.28
  Year Ended June 30, 1999..............       4.37            1.02           16.29
  Year Ended June 30, 1998..............       4.53            1.01           20.89
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       3.91(c)         1.01(c)         5.77
  Year Ended June 30, 2002..............       4.30            1.01           15.24
  Year Ended June 30, 2001..............       4.64            1.01           16.70
  Year Ended June 30, 2000..............       4.74            1.04           21.82
  Year Ended June 30, 1999..............       4.50            1.06            6.30
  Year Ended June 30, 1998..............       4.69            1.04            5.81

                                       96
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                                                   AND
                                     NET ASSET                  UNREALIZED       TOTAL
                                      VALUE,        NET           GAINS           FROM         NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................   $10.21       $0.20          $ 0.26         $ 0.46       $(0.20)     $   --       $(0.20)
 Year Ended June 30, 2002..........    10.08        0.42            0.13           0.55        (0.42)         --        (0.42)
 Year Ended June 30, 2001..........     9.74        0.45            0.34           0.79        (0.45)         --        (0.45)
 Year Ended June 30, 2000..........     9.96        0.46           (0.21)          0.25        (0.46)      (0.01)       (0.47)
 Year Ended June 30, 1999..........    10.26        0.45           (0.28)          0.17        (0.45)      (0.02)       (0.47)
 Year Ended June 30, 1998..........    10.10        0.47            0.16           0.63        (0.47)         --        (0.47)

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................    10.84        0.22            0.32           0.54        (0.22)         --        (0.22)
 Year Ended June 30, 2002..........    10.65        0.46            0.19           0.65        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........    10.22        0.47            0.43           0.90        (0.47)         --        (0.47)
 Year Ended June 30, 2000..........    10.63        0.48           (0.39)          0.09        (0.48)      (0.02)       (0.50)
 Six Months Ended June 30, 1999
 (d)...............................    11.03        0.24           (0.40)         (0.16)       (0.24)         --        (0.24)
 Year Ended December 31, 1998......    10.93        0.47            0.13           0.60        (0.48)      (0.02)       (0.50)
 Year Ended December 31, 1997......    10.48        0.49            0.44           0.93        (0.48)         --        (0.48)

OHIO MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................    11.01        0.22            0.25           0.47        (0.22)         --        (0.22)
 Year Ended June 30, 2002..........    10.82        0.46            0.19           0.65        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........    10.47        0.51            0.35           0.86        (0.51)         --        (0.51)
 Year Ended June 30, 2000..........    10.78        0.51           (0.31)          0.20        (0.51)         --        (0.51)
 Year Ended June 30, 1999..........    11.11        0.51           (0.33)          0.18        (0.51)         --        (0.51)
 Year Ended June 30, 1998..........    10.91        0.54            0.20           0.74        (0.54)         --        (0.54)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
 Six Months Ended December 31, 2002
 (Unaudited).......................    10.27        0.21            0.24           0.45        (0.21)         --        (0.21)
 Year Ended June 30, 2002..........    10.14        0.46            0.13           0.59        (0.46)         --        (0.46)
 Year Ended June 30, 2001..........     9.81        0.46            0.33           0.79        (0.46)         --        (0.46)
 Year Ended June 30, 2000..........    10.03        0.46           (0.22)          0.24        (0.46)         --(e)     (0.46)
 Year Ended June 30, 1999..........    10.36        0.47           (0.32)          0.15        (0.47)      (0.01)       (0.48)
 Year Ended June 30, 1998..........    10.15        0.48            0.21           0.69        (0.48)         --        (0.48)

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not Annualized

(c) Annualized

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(e) Amount is less than $0.01.

See notes to financial statements.

                                                                 Report














ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                                      -------------------------------------------
                                                                                                                      RATIO OF
                                                                                                       RATIO OF         NET
                                                                                       NET ASSETS,     EXPENSES      INVESTMENT
                                            NET ASSET            TOTAL RETURN            END OF           TO           INCOME
                                              VALUE,            (EXCLUDES SALES          PERIOD        AVERAGE       TO AVERAGE
                                          END OF PERIOD             CHARGE)              (000'S)      NET ASSETS     NET ASSETS
                                         ----------------   -----------------------   -------------   ----------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................      $10.47                 4.50%(b)            $75,647         0.86%(c)       3.73%(c)
  Year Ended June 30, 2002..............       10.21                 5.59                 69,037         0.86           4.15
  Year Ended June 30, 2001..............       10.08                 8.28                 59,662         0.86           4.56
  Year Ended June 30, 2000..............        9.74                 2.55                 58,225         0.86           4.67
  Year Ended June 30, 1999..............        9.96                 1.67                 75,958         0.86           4.40
  Year Ended June 30, 1998..............       10.26                 6.35                 47,078         0.85           4.60

MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.16                 5.03(b)              83,430         0.85(c)        4.00(c)
  Year Ended June 30, 2002..............       10.84                 6.22                 69,371         0.85           4.28
  Year Ended June 30, 2001..............       10.65                 9.00                 57,728         0.84           4.51
  Year Ended June 30, 2000..............       10.22                 0.93                 30,626         0.86           4.72
  Six Months Ended June 30, 1999 (d)....       10.63                (1.47)(b)             22,217         0.88(c)        4.35(c)
  Year Ended December 31, 1998..........       11.03                 5.61                 22,876         0.91           4.27
  Year Ended December 31, 1997..........       10.93                 9.15                 18,687         0.92           4.59

OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.26                 4.25(b)              55,378         0.85(c)        3.84(c)
  Year Ended June 30, 2002..............       11.01                 6.08                 47,914         0.85           4.23
  Year Ended June 30, 2001..............       10.82                 8.32                 32,308         0.85           4.74
  Year Ended June 30, 2000..............       10.47                 1.94                 32,307         0.85           4.84
  Year Ended June 30, 1999..............       10.78                 1.59                 26,876         0.81           4.57
  Year Ended June 30, 1998..............       11.11                 6.87                 17,297         0.79           4.83

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.51                 4.45(b)               7,915         0.84(c)        4.09(c)
  Year Ended June 30, 2002..............       10.27                 5.89                  6,422         0.86           4.48
  Year Ended June 30, 2001..............       10.14                 8.19                  5,639         0.86           4.60
  Year Ended June 30, 2000..............        9.81                 2.59                  3,677         0.86           4.74
  Year Ended June 30, 1999..............       10.03                 1.37                  3,570         0.85           4.42
  Year Ended June 30, 1998..............       10.36                 6.98                  2,024         0.85           4.68

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE
                                              NET        PORTFOLIO
                                            ASSETS*     TURNOVER (A)
                                          -----------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.16%(c)        4.91%
  Year Ended June 30, 2002..............     1.16           22.19
  Year Ended June 30, 2001..............     1.16           11.08
  Year Ended June 30, 2000..............     1.18           17.27
  Year Ended June 30, 1999..............     1.20           19.67
  Year Ended June 30, 1998..............     1.18           12.03
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.00(c)         4.76
  Year Ended June 30, 2002..............     1.00            7.96
  Year Ended June 30, 2001..............     0.99           17.30
  Year Ended June 30, 2000..............     1.02           33.34
  Six Months Ended June 30, 1999 (d)....     0.96(c)        10.60
  Year Ended December 31, 1998..........     0.92           23.33
  Year Ended December 31, 1997..........     0.98           37.84
OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.16(c)         7.70
  Year Ended June 30, 2002..............     1.16           20.90
  Year Ended June 30, 2001..............     1.16           15.67
  Year Ended June 30, 2000..............     1.18           35.46
  Year Ended June 30, 1999..............     1.18           13.69
  Year Ended June 30, 1998..............     1.18           10.49
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 A)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.00(c)         3.76
  Year Ended June 30, 2002..............     1.01           12.03
  Year Ended June 30, 2001..............     1.01            7.91
  Year Ended June 30, 2000..............     1.03           24.67
  Year Ended June 30, 1999..............     1.05           15.24
  Year Ended June 30, 1998..............     1.07           16.69

                                       98
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                        NET                        AND
                                       ASSET                    UNREALIZED       TOTAL
                                      VALUE,        NET           GAINS           FROM         NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

SHORT-TERM MUNICIPAL BOND FUND
 (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited).......................   $10.28       $0.11          $ 0.12         $ 0.23       $(0.11)     $(0.01)      $(0.12)
 Year Ended June 30, 2002..........    10.14        0.27            0.14           0.41        (0.27)         --        (0.27)
 Year Ended June 30, 2001..........     9.94        0.36            0.20           0.56        (0.36)         --        (0.36)
 Year Ended June 30, 2000..........    10.05        0.31           (0.11)          0.20        (0.31)         --        (0.31)
 Six Months Ended June 30, 1999
 (d)...............................    10.19        0.15           (0.14)          0.01        (0.15)         --        (0.15)
 May 4, 1998 to December 31, 1998
 (e)...............................    10.00        0.13            0.21           0.34        (0.15)         --        (0.15)

INTERMEDIATE TAX-FREE BOND FUND
 (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited).......................    11.08        0.18            0.25           0.43        (0.18)         --        (0.18)
 Year Ended June 30, 2002..........    10.84        0.39            0.24           0.63        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........    10.44        0.41            0.40           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2000..........    10.69        0.40           (0.25)          0.15        (0.40)         --        (0.40)
 Year Ended June 30, 1999..........    11.16        0.40           (0.30)          0.10        (0.40)      (0.17)       (0.57)
 Year Ended June 30, 1998..........    10.93        0.43            0.31           0.74        (0.43)      (0.08)       (0.51)

TAX-FREE BOND FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited).......................    12.89        0.24            0.38           0.62        (0.24)         --        (0.24)
 Year Ended June 30, 2002..........    12.72        0.48            0.19           0.67        (0.50)         --        (0.50)
 Year Ended June 30, 2001..........    12.16        0.50            0.56           1.06        (0.50)         --        (0.50)
 Year Ended June 30, 2000..........    12.44        0.49           (0.28)          0.21        (0.49)         --        (0.49)
 Six Months Ended June 30, 1999
 (f)...............................    12.99        0.23           (0.53)         (0.30)       (0.24)      (0.01)       (0.25)
 Year Ended December 31, 1998......    12.86        0.45            0.18           0.63        (0.47)      (0.03)       (0.50)
 Year Ended December 31, 1997......    12.36        0.46            0.54           1.00        (0.50)         --        (0.50)

MUNICIPAL INCOME FUND (CLASS B)
 Six Months Ended December 31, 2002
 (Unaudited).......................     9.89        0.18            0.10           0.28        (0.18)         --        (0.18)
 Year Ended June 30, 2002..........     9.79        0.37            0.10           0.47        (0.37)         --        (0.37)
 Year Ended June 30, 2001..........     9.45        0.40            0.34           0.74        (0.40)         --        (0.40)
 Year Ended June 30, 2000..........     9.91        0.40           (0.46)         (0.06)       (0.40)         --        (0.40)
 Year Ended June 30, 1999..........    10.10        0.41           (0.19)          0.22        (0.41)         --        (0.41)
 Year Ended June 30, 1998..........     9.84        0.42            0.26           0.68        (0.42)         --        (0.42)

ARIZONA MUNICIPAL BOND FUND (CLASS
 B)
 Six Months Ended December 31, 2002
 (Unaudited).......................     9.92        0.17            0.27           0.44        (0.17)         --        (0.17)
 Year Ended June 30, 2002..........     9.75        0.35            0.18           0.53        (0.36)         --        (0.36)
 Year Ended June 30, 2001..........     9.46        0.37            0.29           0.66        (0.37)         --        (0.37)
 Year Ended June 30, 2000..........     9.75        0.37           (0.22)          0.15        (0.37)      (0.07)       (0.44)
 Year Ended June 30, 1999..........    10.16        0.37           (0.26)          0.11        (0.37)      (0.15)       (0.52)
 Year Ended June 30, 1998..........    10.09        0.13            0.14           0.27        (0.13)      (0.07)       (0.20)

KENTUCKY MUNICIPAL BOND FUND (CLASS
 B)
 Six Months Ended December 31, 2002
 (Unaudited).......................    10.26        0.17            0.25           0.42        (0.17)         --        (0.17)
 Year Ended June 30, 2002..........    10.14        0.38            0.12           0.50        (0.38)         --        (0.38)
 Year Ended June 30, 2001..........     9.84        0.40            0.30           0.70        (0.40)         --        (0.40)
 Year Ended June 30, 2000..........    10.06        0.41           (0.22)          0.19        (0.41)         --        (0.41)
 Year Ended June 30, 1999..........    10.35        0.40           (0.29)          0.11        (0.40)         --        (0.40)
 Year Ended June 30, 1998..........    10.15        0.42            0.20           0.62        (0.42)         --        (0.42)

------------

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not Annualized.

(c) Annualized

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

                                                                 Report





ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                                      -------------------------------------------
                                                                                                                      RATIO OF
                                                                                                       RATIO OF         NET
                                                                                       NET ASSETS,     EXPENSES      INVESTMENT
                                            NET ASSET            TOTAL RETURN            END OF           TO           INCOME
                                              VALUE,            (EXCLUDES SALES          PERIOD        AVERAGE       TO AVERAGE
                                          END OF PERIOD             CHARGE)              (000'S)      NET ASSETS     NET ASSETS
                                         ----------------   -----------------------   -------------   ----------   --------------

SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................      $10.39                  2.28%(b)          $ 14,257         1.30%(c)       2.13%(c)
  Year Ended June 30, 2002..............       10.28                  4.10                 7,728         1.30           2.66
  Year Ended June 30, 2001..............       10.14                  5.76                 1,729         1.34           3.63
  Year Ended June 30, 2000..............        9.94                  2.08                   925         1.47           3.24
  Six Months Ended June 30, 1999 (d)....       10.05                  0.11(b)                226         1.55(c)        2.80(c)
  May 4, 1998 to December 31, 1998
   (e)..................................       10.19                  3.48(b)                112         1.61(c)        2.43(c)

INTERMEDIATE TAX-FREE BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.33                  3.94(b)             12,910         1.49(c)        3.23(c)
  Year Ended June 30, 2002..............       11.08                  5.87                 8,915         1.49           3.51
  Year Ended June 30, 2001..............       10.84                  7.85                 7,857         1.49           3.77
  Year Ended June 30, 2000..............       10.44                  1.46                 7,597         1.48           3.81
  Year Ended June 30, 1999..............       10.69                  0.80                 9,087         1.49           3.58
  Year Ended June 30, 1998..............       11.16                  6.81                 5,659         1.50           3.80

TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       13.27                  4.86(b)             16,131         1.48(c)        3.63(c)
  Year Ended June 30, 2002..............       12.89                  5.33                13,003         1.48           3.82
  Year Ended June 30, 2001..............       12.72                  8.82                 7,253         1.48           3.94
  Year Ended June 30, 2000..............       12.16                  1.80                 3,456         1.50           4.04
  Six Months Ended June 30, 1999 (f)....       12.44                 (2.31)(b)             2,443         1.57(c)        3.64(c)
  Year Ended December 31, 1998..........       12.99                  4.98                 2,142         1.63           3.61
  Year Ended December 31, 1997..........       12.86                  8.26                 1,312         1.60           3.90

MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................        9.99                  2.91(b)            116,463         1.49(c)        3.46(c)
  Year Ended June 30, 2002..............        9.89                  4.78               111,849         1.49           3.75
  Year Ended June 30, 2001..............        9.79                  7.91               100,458         1.48           4.10
  Year Ended June 30, 2000..............        9.45                 (0.58)               90,118         1.47           4.16
  Year Ended June 30, 1999..............        9.91                  2.14                97,899         1.47           3.99
  Year Ended June 30, 1998..............       10.10                  7.04                56,911         1.47           4.18

ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.19                  4.44(b)              1,200         1.49(c)        3.33(c)
  Year Ended June 30, 2002..............        9.92                  5.53                 1,032         1.49           3.62
  Year Ended June 30, 2001..............        9.75                  7.08                   863         1.49           3.81
  Year Ended June 30, 2000..............        9.46                  1.64                   713         1.50           3.93
  Year Ended June 30, 1999..............        9.75                  1.04                   640         1.50           3.67
  Year Ended June 30, 1998..............       10.16                  2.67                   290         1.50           3.88

KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.51                  4.15(b)             14,558         1.51(c)        3.26(c)
  Year Ended June 30, 2002..............       10.26                  4.97                14,559         1.51           3.65
  Year Ended June 30, 2001..............       10.14                  7.22                13,558         1.51           3.99
  Year Ended June 30, 2000..............        9.84                  1.93                13,250         1.51           4.12
  Year Ended June 30, 1999..............       10.06                  1.05                15,135         1.51           3.85
  Year Ended June 30, 1998..............       10.35                  6.20                 5,581         1.51           4.04

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                              NET         TURNOVER
                                            ASSETS*         (A)
                                          -----------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.80%(c)       54.17%
  Year Ended June 30, 2002..............     1.80           94.19
  Year Ended June 30, 2001..............     1.81           89.29
  Year Ended June 30, 2000..............     1.89          113.70
  Six Months Ended June 30, 1999 (d)....     1.80(c)        74.84
  May 4, 1998 to December 31, 1998
 (e)....................................     1.68(c)        32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.77(c)        35.19
  Year Ended June 30, 2002..............     1.78           65.46
  Year Ended June 30, 2001..............     1.79           96.03
  Year Ended June 30, 2000..............     1.79           86.32
  Year Ended June 30, 1999..............     1.81          108.41
  Year Ended June 30, 1998..............     1.81          109.03
TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.63(c)         5.15
  Year Ended June 30, 2002..............     1.63           10.70
  Year Ended June 30, 2001..............     1.63           33.81
  Year Ended June 30, 2000..............     1.66           44.41
  Six Months Ended June 30, 1999 (f)....     1.61(c)        37.90
  Year Ended December 31, 1998..........     1.63           22.05
  Year Ended December 31, 1997..........     1.60           32.08
MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.64(c)        41.70
  Year Ended June 30, 2002..............     1.64           93.62
  Year Ended June 30, 2001..............     1.64           65.31
  Year Ended June 30, 2000..............     1.67          100.61
  Year Ended June 30, 1999..............     1.67           55.03
  Year Ended June 30, 1998..............     1.67           69.76
ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.64(c)        12.21
  Year Ended June 30, 2002..............     1.64           12.38
  Year Ended June 30, 2001..............     1.64           17.30
  Year Ended June 30, 2000..............     1.66           19.28
  Year Ended June 30, 1999..............     1.66           16.29
  Year Ended June 30, 1998..............     1.64           20.89
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.66(c)         5.77
  Year Ended June 30, 2002..............     1.66           15.24
  Year Ended June 30, 2001..............     1.66           16.70
  Year Ended June 30, 2000..............     1.69           21.82
  Year Ended June 30, 1999..............     1.71            6.30
  Year Ended June 30, 1998..............     1.70            5.81

                                      100
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                                 ----------------------------------------   -------------------------------------
                                                               NET REALIZED
                                        NET                        AND
                                       ASSET                    UNREALIZED       TOTAL
                                      VALUE,        NET           GAINS           FROM         NET         NET
                                     BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2002
   (Unaudited).....................   $10.21       $0.16          $ 0.25         $ 0.41       $(0.16)     $   --       $(0.16)
 Year Ended June 30, 2002..........    10.08        0.36            0.13           0.49        (0.36)         --        (0.36)
 Year Ended June 30, 2001..........     9.75        0.39            0.33           0.72        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........     9.97        0.39           (0.21)          0.18        (0.39)      (0.01)       (0.40)
 Year Ended June 30, 1999..........    10.26        0.39           (0.27)          0.12        (0.39)      (0.02)       (0.41)
 Year Ended June 30, 1998..........    10.10        0.41            0.16           0.57        (0.41)         --        (0.41)

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.45        0.18            0.31           0.49        (0.19)         --        (0.19)
 Year Ended June 30, 2002..........    10.29        0.38            0.18           0.56        (0.40)         --        (0.40)
 Year Ended June 30, 2001..........     9.89        0.41            0.40           0.81        (0.41)         --        (0.41)
 Year Ended June 30, 2000..........    10.28        0.42           (0.37)          0.05        (0.42)      (0.02)       (0.44)
 Six Months Ended June 30, 1999
   (d).............................    10.68        0.20           (0.40)         (0.20)       (0.20)         --        (0.20)
 Year Ended December 31, 1998......    10.59        0.39            0.12           0.51        (0.40)      (0.02)       (0.42)
 Year Ended December 31, 1997......    10.18        0.38            0.44           0.82        (0.41)         --        (0.41)

OHIO MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2002
   (Unaudited).....................    11.08        0.18            0.26           0.44        (0.18)         --        (0.18)
 Year Ended June 30, 2002..........    10.90        0.39            0.18           0.57        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........    10.54        0.44            0.36           0.80        (0.44)         --        (0.44)
 Year Ended June 30, 2000..........    10.86        0.44           (0.32)          0.12        (0.44)         --        (0.44)
 Year Ended June 30, 1999..........    11.18        0.44           (0.32)          0.12        (0.44)         --        (0.44)
 Year Ended June 30, 1998..........    10.98        0.47            0.20           0.67        (0.47)         --        (0.47)

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.26        0.18            0.24           0.42        (0.18)         --        (0.18)
 Year Ended June 30, 2002..........    10.13        0.38            0.14           0.52        (0.39)         --        (0.39)
 Year Ended June 30, 2001..........     9.80        0.39            0.33           0.72        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........    10.03        0.40           (0.23)          0.17        (0.40)         --(e)     (0.40)
 Year Ended June 30, 1999..........    10.35        0.40           (0.31)          0.09        (0.40)      (0.01)       (0.41)
 Year Ended June 30, 1998..........    10.12        0.42            0.23           0.65        (0.42)         --        (0.42)

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited).....................    10.28        0.11            0.12           0.23        (0.11)      (0.01)       (0.12)
 November 1, 2001 to June 30, 2002
   (f).............................    10.28        0.17            0.01           0.18        (0.18)         --        (0.18)

MUNICIPAL INCOME FUND (CLASS C)
 Six Months Ended December 31, 2002
   (Unaudited).....................     9.88        0.18            0.11           0.29        (0.18)         --        (0.18)
 Year Ended June 30, 2002..........     9.79        0.36            0.10           0.46        (0.37)         --        (0.37)
 Year Ended June 30, 2001..........     9.45        0.39            0.34           0.73        (0.39)         --        (0.39)
 Year Ended June 30, 2000..........     9.91        0.40           (0.46)         (0.06)       (0.40)         --        (0.40)
 Year Ended June 30, 1999..........    10.09        0.41           (0.18)          0.23        (0.41)         --        (0.41)
 November 4, 1998 to June 30, 1998
   (f).............................     9.96        0.68            0.13           0.81        (0.68)         --        (0.68)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not Annualized

(c) Annualized

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(e) Amount is less than $0.01.

(f) Period from commencement of operations.

See notes to financial statements.

                                                                 Report




ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                                      -------------------------------------------
                                                                                                                      RATIO OF
                                                                                                       RATIO OF    NET INVESTMENT
                                                                                       NET ASSETS,     EXPENSES        INCOME
                                         NET ASSET VALUE,        TOTAL RETURN         END OF PERIOD   TO AVERAGE     TO AVERAGE
                                          END OF PERIOD     (EXCLUDES SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ----------------   -----------------------   -------------   ----------   --------------

LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................      $10.46                  4.06%(b)           $13,778         1.51%(c)       3.08%(c)
  Year Ended June 30, 2002..............       10.21                  4.90                13,085         1.51           3.50
  Year Ended June 30, 2001..............       10.08                  7.48                10,715         1.51           3.91
  Year Ended June 30, 2000..............        9.75                  1.89                 9,881         1.51           4.02
  Year Ended June 30, 1999..............        9.97                  1.11                10,866         1.51           3.74
  Year Ended June 30, 1998..............       10.26                  5.69                 5,474         1.50           3.95

MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.75                  4.69(b)             33,309         1.50(c)        3.35(c)
  Year Ended June 30, 2002..............       10.45                  5.49                28,567         1.50           3.63
  Year Ended June 30, 2001..............       10.29                  8.33                17,961         1.49           3.92
  Year Ended June 30, 2000..............        9.89                  0.51                10,106         1.52           4.21
  Six Months Ended June 30, 1999 (d)....       10.28                 (1.86)(b)             6,771         1.59(c)        3.64(c)
  Year Ended December 31, 1998..........       10.68                  4.92                 1,940         1.66           3.52
  Year Ended December 31, 1997..........       10.59                  8.26                   707         1.67           3.84

OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       11.34                  4.00(b)             66,552         1.50(c)        3.20(c)
  Year Ended June 30, 2002..............       11.08                  5.30                58,650         1.50           3.59
  Year Ended June 30, 2001..............       10.90                  7.67                47,332         1.50           4.07
  Year Ended June 30, 2000..............       10.54                  1.17                40,605         1.50           4.15
  Year Ended June 30, 1999..............       10.86                  1.01                49,703         1.46           3.89
  Year Ended June 30, 1998..............       11.18                  6.20                26,138         1.44           4.19

WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.50                  4.12(b)             11,549         1.49(c)        3.44(c)
  Year Ended June 30, 2002..............       10.26                  5.26                10,008         1.51           3.83
  Year Ended June 30, 2001..............       10.13                  7.49                 7,075         1.51           3.97
  Year Ended June 30, 2000..............        9.80                  1.82                 6,772         1.51           4.09
  Year Ended June 30, 1999..............       10.03                  0.80                 7,505         1.50           3.79
  Year Ended June 30, 1998..............       10.35                  6.57                 3,352         1.50           4.05

SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
   (Unaudited)..........................       10.39                  2.27(b)             71,167         1.30(c)        2.13(c)
  November 1, 2001 to June 30, 2002
   (d)..................................       10.28                  3.97(b)             35,477         1.30(c)        2.54(c)

MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2002
   (Unaudited)..........................        9.99                  2.91(b)             50,445         1.49(c)        3.46(c)
  Year Ended June 30, 2002..............        9.88                  4.81                42,670         1.49           3.74
  Year Ended June 30, 2001..............        9.79                  7.90                20,031         1.48           4.09
  Year Ended June 30, 2000..............        9.45                 (0.59)               17,296         1.46           4.14
  Year Ended June 30, 1999..............        9.91                  2.24                13,737         1.47           3.93
  November 4, 1998 to June 30, 1998
   (d)..................................       10.09                  8.28(b)              2,216         1.47(c)        4.18(c)

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (A)
                                          -----------   ------------
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.81%(c)        4.91%
  Year Ended June 30, 2002..............     1.81           22.19
  Year Ended June 30, 2001..............     1.81           11.08
  Year Ended June 30, 2000..............     1.83           17.27
  Year Ended June 30, 1999..............     1.85           19.67
  Year Ended June 30, 1998..............     1.83           12.03
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.65(c)         4.76
  Year Ended June 30, 2002..............     1.65            7.96
  Year Ended June 30, 2001..............     1.64           17.30
  Year Ended June 30, 2000..............     1.69           33.34
  Six Months Ended June 30, 1999 (d)....     1.70(c)        10.60
  Year Ended December 31, 1998..........     1.67           23.33
  Year Ended December 31, 1997..........     1.73           37.84
OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.81(c)         7.70
  Year Ended June 30, 2002..............     1.81           20.90
  Year Ended June 30, 2001..............     1.81           15.67
  Year Ended June 30, 2000..............     1.83           35.46
  Year Ended June 30, 1999..............     1.83           13.69
  Year Ended June 30, 1998..............     1.83           10.49
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS
 B)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.65(c)         3.76
  Year Ended June 30, 2002..............     1.66           12.03
  Year Ended June 30, 2001..............     1.66            7.91
  Year Ended June 30, 2000..............     1.68           24.67
  Year Ended June 30, 1999..............     1.71           15.24
  Year Ended June 30, 1998..............     1.72           16.69
SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.80(c)        54.17
  November 1, 2001 to June 30, 2002
   (d)..................................     1.82(c)        94.19
MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2002
   (Unaudited)..........................     1.64(c)        41.70
  Year Ended June 30, 2002..............     1.64           93.62
  Year Ended June 30, 2001..............     1.64           65.31
  Year Ended June 30, 2000..............     1.66          100.61
  Year Ended June 30, 1999..............     1.66           55.03
  November 4, 1998 to June 30, 1998
   (d)..................................     1.67(c)        69.76

                                      102
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Michigan Municipal Bond Fund, the Ohio Municipal Bond Fund, and the West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Administrative Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, and an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Funds.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that collateral received in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain the collateral in the event of a counterparty default. If the counterparty defaults,

Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      103

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

     and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds, along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations, with counterparties approved by the Board of Trustees, consistent with the Fund's investment policy.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution were deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Fund's pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund,

Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      104
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

   and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the West Virginia Municipal Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25%, 0.90% (except for Short-Term Municipal Bond Fund which is 0.75%) and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each Fund. For the six months ended December 31, 2002, the Distributor received $3,159,318 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $48,398 to affiliated broker/dealers of the Funds.

   Rebates are received by the Funds from the Advisor and the Administrator when the Funds invest in other One Group Money Market Funds. These rebates effectively reduce the Advisory and Administrative fees paid by the Funds, and are reflected in waivers on the Statements of Operations.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor have agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses.

                                FUND                              CLASS I    CLASS A    CLASS B    CLASS C
                                ----                              -------    -------    -------    -------
    Short-Term Municipal Bond Fund..............................   0.55%      0.80%      1.30%      1.30%
    Intermediate Tax-Free Bond Fund.............................   0.60       0.85       1.50       1.50
    Tax-Free Bond Fund..........................................   0.62       0.87       1.52         --
    Municipal Income Fund.......................................   0.62       0.87       1.52         --
    Arizona Municipal Bond Fund.................................   0.63       0.88       1.53         --
    Kentucky Municipal Bond Fund................................   0.63       0.88       1.53         --
    Louisiana Municipal Bond Fund...............................   0.63       0.88       1.53         --
    Michigan Municipal Bond Fund................................   0.63       0.88       1.53         --
    Ohio Municipal Bond Fund....................................   0.63       0.88       1.53         --
    West Virginia Municipal Bond Fund...........................   0.63       0.88       1.53         --

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

Continued

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                      105

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 2002, were as follows (amounts in thousands):

                                FUND                              PURCHASES     SALES
                                ----                              ---------    --------
    Short-Term Municipal Bond Fund..............................  $265,777     $170,870
    Intermediate Tax-Free Bond Fund.............................   223,825      223,507
    Tax-Free Bond Fund..........................................    31,045       46,992
    Municipal Income Fund.......................................   488,176      516,937
    Arizona Municipal Bond Fund.................................    20,669       23,554
    Kentucky Municipal Bond Fund................................     8,597       12,253
    Louisiana Municipal Bond Fund...............................     7,270       13,628
    Michigan Municipal Bond Fund................................    20,482       15,031
    Ohio Municipal Bond Fund....................................    24,257       18,542
    West Virginia Municipal Bond Fund...........................     6,703        3,595

5. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. FINANCING ARRANGEMENTS:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing agreement. Under this agreement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2002, there were no loans outstanding.

7. INTERFUND LENDING PROGRAM:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). This allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (Federal Funds plus 0.50%). As of December 31, 2001, there were no outstanding loans for the Funds.

                                      106
Report

ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

    NAME AND ADDRESS(1)
         Birthdate                                                                          Other Directorships
 Time Served with the Trust         Principal Occupation During the Past Five Years           Held by Trustee
----------------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall             From March 2002 to present, self-employed as a business       None
12/10/42                      consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present             President, W.D. Hoard, Inc. (corporate parent of DCI
                              Marketing, Inc.); November 1993 to March 2000, President DCI
                              Marketing, Inc.

Charles I. Post               Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck          Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39                       (a broker- dealer); January 2000 to April 2000,
5/16/94 - present             self-employed as a consultant; June 1988 to December 1999,
                              Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.           From July 2002 to present, President, Carleton College; 1995  None
9/11/46                       to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn                  Since 1975, President of Gardner, Inc. (wholesale             Director, Cardinal
11/5/47                       distributor to outdoor power equipment industry).             Health
5/21/98 - present

Marilyn McCoy                 Since 1985,Vice President of Administration and Planning,     None
3/18/48                       Northwestern University.
4/28/99 - present

Julius L. Pallone             Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                       consultant).
4/28/99 - present

Donald L. Tuttle              Since 1995, Vice President, Association for Investment        None
10/6/34                       Management and Research.
4/28/99 - present

------------

(1 )The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

                                                                 Report
ONE GROUP MUTUAL FUNDS                                         December 31, 2002
                    MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT

MUNICIPAL BOND FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

    NAME AND ADDRESS(1)
         BIRTHDATE
     POSITION HELD AND
 TIME SERVED WITH THE TRUST          PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
----------------------------   ------------------------------------------------------------
Mark A. Beeson                 From November 2001 to present, Chief Financial Officer of
11/13/57                       Banc One Investment Management Group and Senior Managing
President                      Director of Banc One Investment Advisors Corporation;
1/1/00 - present               October 2002 to present, President, One Group Asset
                               Management (Ireland) Limited; October 1999 to present, Chief
                               Executive Officer and President, One Group Administrative
                               Services, Inc. and Chief Executive Officer and President,
                               One Group Dealer Services, Inc.; August 1994 to October
                               1999, Senior Managing Director, Banc One Investment Advisors
                               Corporation.

Robert L. Young                From November 2001 to present, Senior Managing Director and
1/17/63                        Chief Operating Officer of One Group Administrative
Vice President and             Services, Inc. and One Group Dealer Services, Inc.; October
Treasurer                      2002 to present, Vice President, One Group Asset Management
1/1/00 - present               (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                               Vice President and Treasurer, One Group Dealer Services,
                               Inc.; December 1996 to October 1999, Managing Director of
                               Mutual Fund Administration, Banc One Investment Advisors
                               Corporation.

Beverly J. Langley             From June 1992 to present, Senior Compliance Director of
10/4/56                        Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible               From January 2000 to present, First Vice President and
9/15/62                        Counsel, Bank One Corporation; September 1994 to January
Secretary                      2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young                  From October 1999 to present, Director Mutual Fund
8/19/69                        Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and        October 2002 to present, Treasurer, One Group Asset
Assistant Secretary            Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present               Director, Mutual Fund Administration, Banc One Investment
                               Advisors Corporation; January 1995 to December 1998, Vice
                               President and Manager of Mutual Fund Accounting, Custody and
                               Financial Administration, First Chicago NBD Corporation.

Jessica K. Ditullio            From January 2000 to present, First Vice President and
9/19/62                        Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary            Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields                From October 1999 to present, Director, Mutual Fund
6/22/49                        Administration, One Group Administrative Services, Inc. and
Assistant Secretary            Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present               Services, Inc.; July 1999 to October 1999, Project Manager,
                               One Group, Banc One Investment Advisors; January 1998 to
                               July 1999, Vice President, Ohio Bankers Association; July
                               1990 through December 1997, Vice President, Client Services,
                               BISYS Fund Services, Inc.

Alaina Metz                    From January 2002 to present, Vice President, Regulatory
4/7/67                         Services, BISYS; June 1995 to January 2002 Chief
Assistant Secretary            Administrative Officer, Blue Sky Compliance, BISYS.
11/1/95 - present

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

SEMI-ANNUAL REPORT


                                                 ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-043 (2/03)